MAY 1, 2009





                                   PROSPECTUS



                             DWS VARIABLE SERIES I



                                    CLASS A


                                 DWS BOND VIP




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW THE PORTFOLIO WORKS



  3      DWS Bond VIP
 11      Other Policies and Risks
 11      The Investment Advisor


YOUR INVESTMENT IN THE PORTFOLIO



14      Buying and Selling Shares
17      How the Portfolio Calculates Share Price
17      Distributions
17      Taxes

HOW THE PORTFOLIO WORKS

The portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own investment objective and strategy.

Remember that the portfolio is not a bank deposit. The portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS BOND VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

The portfolio primarily invests in US dollar-denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. A significant portion of the portfolio's assets may also be allocated among foreign investment grade fixed income securities, high yield bonds of US and foreign issuers (including high yield bonds of issuers in countries with new or emerging securities markets), or, to maintain liquidity, in cash or money market instruments.

The portfolio may invest up to 25% of its total assets in foreign investment grade bonds (those considered to be in the top four grades of credit quality).

In addition, the portfolio may also invest up to 35% of total assets in securities of US and foreign issuers that are below investment grade (rated as low as the sixth credit grade, i.e., grade B). Securities rated below investment grade are otherwise known as junk bonds. Compared to investment grade bonds, junk bonds may pay higher yields, have higher volatility and may have higher risk of default on payments of interest or principal.

The portfolio may invest up to 20% of total assets in US dollar denominated or foreign currency denominated bonds of issuers located in countries with new or emerging securities markets.

The portfolio may have exposure of up to 15% of total assets in foreign currencies. Currency forward contracts are permitted for both non-hedging and hedging purposes.

US INVESTMENT GRADE SECURITIES. In selecting these securities for investment, portfolio management typically:

o assigns a relative value to each bond, based on creditworthiness, cash flow and price;

o determines the value of each issue by examining the issuer's credit quality, debt structure, option value and liquidity risks. Portfolio management looks to take advantage of any inefficiencies between this value and market trading price;

o uses credit analysis to determine the issuer's ability to fulfill its contracts; and

o uses a bottom-up approach which subordinates sector weightings to individual bonds that portfolio management believes may add above-market value.

Portfolio management generally sells these securities when they reach their target price or when there is a negative change in their outlook relative to the other securities held by the portfolio. Bonds may also be sold to facilitate the purchase of an issue with more attractive risk/return characteristics.

FOREIGN INVESTMENT GRADE SECURITIES AND EMERGING MARKETS HIGH YIELD SECURITIES. In selecting these securities for investment, portfolio management follows a bottom-up, relative value strategy. Portfolio management looks to purchase foreign securities that it believes offer incremental value over US Treasuries. Portfolio management invests in a focused manner in those markets that its relative value process has identified as being the most attractive. Portfolio management sells securities or exchanges currencies when they meet their target price objectives or when portfolio management revises price objectives downward. In selecting emerging market securities, portfolio management also considers also consider short-term factors such as market sentiment, capital flows and new issue programs.

HIGH YIELD SECURITIES (EXCLUDING EMERGING MARKET SOVEREIGN DEBT). In selecting these securities for investment, portfolio management:

o analyzes economic conditions for improving or undervalued sectors and industries;

o uses independent credit research and on-site management visits to evaluate individual issuer's debt service, growth rate, and downgrade and upgrade potential;

o assesses new issues versus secondary market opportunities; and

DWS VARIABLE SERIES I
CLASS A SHARES
                                                                DWS BOND VIP   3

o seeks issues within industry sectors they believe has strong long-term fundamentals and improving credits.

Factors that influence portfolio management's decision to sell a security could include the realization of anticipated gains/target yield, deterioration in a company's fundamentals (i.e., a repeated shortfall in revenues or cash flow), or an unexpected development that, in portfolio management's opinion, will diminish the company's competitive position or ability to generate adequate cash flow.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.



DERIVATIVES AND OTHER INVESTMENTS

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, the portfolio may use interest rate and currency futures contracts, eurodollar futures contracts, interest rate and currency swaps, and credit default swaps.

As a temporary defensive measure, the portfolio could shift up to 100% of assets in cash and cash equivalents, US government securities, money market instruments and high quality debt securities without equity features. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.



THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

INTEREST RATE RISK. Generally, debt securities will decrease in value when interest rates rise. The longer the duration of the portfolio's debt securities, the more sensitive the portfolio will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of debt securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower-yielding debt securities. Prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of debt securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of such a security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

CREDIT RISK. A portfolio purchasing debt securities faces the risk that the creditworthiness of an issuer may decline, causing the value of the debt securities to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the debt security it has issued. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. In some cases, debt securities, particularly high-yield debt securities, may decline in credit quality or go into default. Because the portfolio may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
4   DWS BOND VIP

MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the portfolio emphasizes debt securities from any given industry, it could be hurt if that industry does not do well.

FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

o POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investments and imposed higher taxes.

o INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a company, as compared to the financial reports required in the US.

o LIQUIDITY RISK. Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US exchanges. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the portfolio's foreign investments.

o REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o CURRENCY RISK. The portfolio invests in securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gain received on these securities.

o LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the legal remedies available in the US.

o TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the portfolio. In addition, special US tax considerations may apply to the portfolio's foreign investments.

EMERGING MARKET RISK. All of the risks of investing in foreign securities are increased in connection with investments in emerging markets securities. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries with emerging economies can be dependent upon exports, are vulnerable to falling demand from developed countries, and are more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary


DWS VARIABLE SERIES I
CLASS A SHARES
                                                                DWS BOND VIP   5
market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

Another factor that could affect performance is:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.



PERFORMANCE - CLASS A

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS A
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  -0.95      10.56       5.75      7.66      5.06      5.38      2.60      4.72      4.18      -16.77
  1999       2000       2001      2002      2003      2004      2005      2006      2007       2008



                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
6   DWS BOND VIP

                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 3.98%, Q4 2000              WORST QUARTER: -11.29%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: 0.18%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                         1 YEAR         5 YEARS        10 YEARS
Portfolio - Class A                       -16.77          -0.37           2.55
Barclays Capital U.S. Aggregate
Index                                      5.24           4.65            5.63

Total returns would have been lower if operating expenses hadn't been reduced.

BARCLAYS CAPITAL U.S. AGGREGATE INDEX (name changed from Lehman Brothers U.S. Aggregate Index effective November 3, 2008) is an unmanaged market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.





HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                     CLASS A
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
__________________________________________________________________
Management Fee                                  0.39%
Distribution/Service (12b-1) Fee                None
Other Expenses 1                                0.20
TOTAL ANNUAL OPERATING EXPENSES                 0.59

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class A shares           $60           $189           $329           $738


DWS VARIABLE SERIES I
CLASS A SHARES
                                                                DWS BOND VIP   7

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Kenneth R. Bowling, CFA, Managing Director
Head of Institutional Fixed Income Investments, Americas: Louisville.
   o Joined Deutsche Asset Management in 2007 after 14 years of experience at INVESCO where he was most recently director of US fixed Income.
   o BS and MEng from University of Louisville.

Jamie Guenther, CFA, Managing Director
Head of Institutional Credit: Louisville.
   o Joined Deutsche Asset Management in 2007 after 25 years of experience, most recently as head of Credit Research and CDO/CSO Credit for INVESCO. Prior to that he was head of financial institution investment research at Duff & Phelps Investment Research. Prior to that, he was a global security analyst for Alexander & Alexander. He began his career in 1982 at Touche Ross Financial Consulting.
   o BBA from Western Michigan University.

John Brennan, Director
Portfolio and Sector Manager for Institutional Fixed Income: Louisville.
   o Joined Deutsche Asset Management in March 2007 after 14 years of experience at INVESCO and Freddie Mac. Prior to that, he served as head of Structured Securities sector team for INVESCO; and, prior to that, he was senior fixed income portfolio manager at Freddie Mac specializing in MBS, CMBS, collateralized mortgage obligations, ARMS, mortgage derivatives, US Treasuries and agency debt.
   o BS from University of Maryland; MBA from William & Mary.

Bruce Harley, CFA, CEBS, Director
Portfolio and Sector Manager for Institutional Fixed Income: Louisville.
   o Joined Deutsche Asset Management in March 2007 after 18 years of experience at INVESCO where he was head of Governments and Derivatives, responsible for positioning for US duration and term structure; Government and futures trading.
   o BS in Economics from University of Louisville.

J. Richard Robben, CFA, Director
Portfolio Manager for Institutional Fixed Income: Louisville.
   o Joined Deutsche Asset Management in March 2007 after 11 years of experience at INVESCO Institutional, most recently as senior portfolio manager for LIBOR-related strategies and head of portfolio construction group for North American Fixed Income.
   o BA from Bellarmine University.

David Vignolo, CFA, Vice President
Portfolio and Sector Manager for Institutional Fixed Income: Louisville.
   o Joined Deutsche Asset Management in March 2007 after 20 years of experience that included head of corporate bond trading and portfolio manager for INVESCO and Conning Asset Management Co., and corporate bond trader and portfolio manager for ANB Investment Management Co.
   o BS from Indiana University; MBA from Case Western Reserve University.

J. Kevin Horsley, CFA, CPA, Director
Credit Analyst for Institutional Fixed Income: Louisville.
   o Joined Deutsche Asset Management in March 2007 after 13 years of experience, of which 11 were at INVESCO as senior analyst for a variety of credit sectors. He also has experience in the structured securities market (asset-backed and commercial mortgage-backed securities), and in research coverage of foreign exchange markets, corporate finance, market planning in the telecom sector, and in public accounting.
   o BA from Transylvania University; MBA from Owen Graduate School of Management, Vanderbilt University.

Stephen Willer, CFA, Vice President
Portfolio manager for Institutional Fixed Income: Louisville.
   o Joined Deutsche Asset Management in March 2007 after 13 years of experience, 11 of which were at AMVESCAP, INVESCO Institutional, where he was CDO portfolio manager responsible for structuring, pricing and managing corporate credit CSOs, developing CDS based trading strategies and vehicles, and Alpha decisions for CDS index trading. He started his career as a financial analyst at Providian Capital Management.
   o BS in Finance/Economics from the University of Richmond.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
8   DWS BOND VIP

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS BOND VIP - CLASS A



YEARS ENDED DECEMBER 31,                             2008       2007        2006        2005       2004
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   6.98   $  7.03     $  6.99     $  7.13    $  7.04
-------------------------------------------------  --------   -------     -------     -------    -------
Income (loss) from investment operations:
 Net investment income a                                .37       .35         .33         .29        .29
_________________________________________________  ________   _______     _______     _______    _______
 Net realized and unrealized gain (loss)             ( 1.48)    ( .06)      ( .01)      ( .10)       .08
-------------------------------------------------  --------   -------     -------     -------    -------
 TOTAL FROM INVESTMENT OPERATIONS                    ( 1.11)      .29         .32         .19        .37
-------------------------------------------------  --------   -------     -------     -------    -------
Less distributions from:
 Net investment income                               (  .37)    ( .34)      ( .27)      ( .26)     ( .28)
_________________________________________________  ________   _______     _______     _______    _______
 Net realized gains                                       -         -       ( .01)      ( .07)         -
-------------------------------------------------  --------   -------     -------     -------    -------
 TOTAL DISTRIBUTIONS                                 (  .37)    ( .34)      ( .28)      ( .33)     ( .28)
-------------------------------------------------  --------   -------     -------     -------    -------
NET ASSET VALUE, END OF PERIOD                     $   5.50   $  6.98     $  7.03     $  6.99    $  7.13
-------------------------------------------------  --------   -------     -------     -------    -------
Total Return (%)                                     (16.77)     4.18      4.72b         2.60       5.38
_________________________________________________  ________   _______     _______     _______    _______
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  155       229         218         209        177
_________________________________________________  ________   _______     _______     _______    _______
Ratio of expenses before expense reductions (%)         .59       .61         .66         .68        .60
_________________________________________________  ________   _______     _______     _______    _______
Ratio of expenses after expense reductions (%)          .59       .61         .62         .68        .60
_________________________________________________  ________   _______     _______     _______    _______
Ratio of net investment income (%)                     5.76      5.03        4.82        4.11       4.18
_________________________________________________  ________   _______     _______     _______    _______
Portfolio turnover rate (%)                             196       185         186         197        245
-------------------------------------------------  --------   -------     -------     -------    -------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

DWS VARIABLE SERIES I
CLASS A SHARES
                                                                DWS BOND VIP   9

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS BOND VIP - CLASS A



                MAXIMUM                  INITIAL HYPOTHETICAL                         ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                               OF RETURN:
                 0.00%                         $10,000                                     5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 0.59%                4.41%            $ 10,441.00           $  60.30
   2             10.25%                 0.59%                9.01%            $ 10,901.45           $  62.96
   3             15.76%                 0.59%               13.82%            $ 11,382.20           $  65.74
   4             21.55%                 0.59%               18.84%            $ 11,884.16           $  68.64
   5             27.63%                 0.59%               24.08%            $ 12,408.25           $  71.66
   6             34.01%                 0.59%               29.55%            $ 12,955.45           $  74.82
   7             40.71%                 0.59%               35.27%            $ 13,526.79           $  78.12
   8             47.75%                 0.59%               41.23%            $ 14,123.32           $  81.57
   9             55.13%                 0.59%               47.46%            $ 14,746.16           $  85.16
  10             62.89%                 0.59%               53.96%            $ 15,396.46           $  88.92
TOTAL                                                                                               $ 737.89


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
10   DWS BOND VIP

OTHER POLICIES AND RISKS

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor, or the subadvisor will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, the portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in the portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its investment objective.

A complete list of the portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The portfolio's Statement of Additional Information includes a description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for the portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154, or the subadvisor makes portfolio investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor receives a management fee from the portfolio. Below is the management rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets:



PORTFOLIO NAME        FEE PAID
DWS Bond VIP            0.39%

DWS VARIABLE SERIES I
CLASS A SHARES
                                                   OTHER POLICIES AND RISKS   11

A discussion regarding the basis for the Board renewal of the portfolio's investment management agreement and sub-subadvisory agreement and sub-subadvisory agreement is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between the portfolio and Deutsche Investment Management Americas Inc., the portfolio pays the Advisor for providing most of the portfolio's administrative services.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
12   THE INVESTMENT ADVISOR

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIO

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS

The information in this prospectus applies to Class A shares of the portfolio. The portfolio may offer one class of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I (which include the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   13

BUYING AND SELLING SHARES

The PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interests or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o The portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to the portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
14   YOUR INVESTMENT IN THE PORTFOLIO
portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio (e.g., "time zone arbitrage"). The portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, the portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the portfolio. The portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. The portfolio may take other trading activity into account if the portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. The portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of the portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to the portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, the portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of the portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the portfolio's policies, may permit certain transactions not permitted by the portfolio's policies, or prohibit transactions not subject to the portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of the portfolio that provide a substantially similar level of protection for the portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that the portfolio invests some portion of its assets in foreign securities, the portfolio has adopted certain fair valuation practices intended to protect the portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio. (See "How the Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of the portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in the portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.

The portfolio's market timing policies and procedures may be modified or terminated at any time.

DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   15

HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in the portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in connection with the portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the portfolio, any record keeping/sub-transfer agency/networking fees payable by the portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of the portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the portfolio or of any particular share class of the portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the portfolio. Additional information regarding these revenue sharing payments is included in the portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
16   YOUR INVESTMENT IN THE PORTFOLIO

Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW THE PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, the portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for the portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price the shares.



DISTRIBUTIONS

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.



TAXES

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.


DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   17

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The portfolio's investments in certain debt obligations may cause the portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, the portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
18   DISTRIBUTIONS

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from the portfolio's management team about recent market conditions and the effects of the portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. The portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
---------------------------------
DWS Variable Series I 811-04257


(05/01/09) 1a-bond

                                  MAY 1, 2009





                                   PROSPECTUS



                             DWS VARIABLE SERIES I



                                    CLASS A


                            DWS GROWTH & INCOME VIP




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW THE PORTFOLIO WORKS



  3      DWS Growth & Income VIP
 10      Other Policies and Risks
 10      The Investment Advisor


YOUR INVESTMENT IN THE PORTFOLIO



13      Buying and Selling Shares
16      How the Portfolio Calculates Share Price
16      Distributions
16      Taxes

HOW THE PORTFOLIO WORKS

The portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own investment objective and strategy.

Remember that the portfolio is not a bank deposit. The portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS GROWTH & INCOME VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.

Portfolio management uses quantitative stock techniques and fundamental equity analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

Portfolio management will normally sell a stock when it believes its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio's emphasis on or within a given industry.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.



THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.

INDUSTRY RISK. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     DWS GROWTH & INCOME VIP   3

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio may make sense for investors interested in an equity fund with an objective of providing long-term growth and some current income.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
4   DWS GROWTH & INCOME VIP

PERFORMANCE - CLASS A

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS A
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






   5.80      -2.10      -11.30      -23.13     26.74      10.16       6.07     13.63      1.36      -38.31
  1999      2000        2001        2002       2003       2004       2005      2006       2007      2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 12.78%, Q2 2003              WORST QUARTER: -21.95%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -7.81%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                            1 YEAR         5 YEARS        10 YEARS
Portfolio - Class A                          -38.31          -3.65          -2.93
Russell 1000 (Reg. TM) Index                 -37.60          -2.04          -1.09
Standard & Poor's (S&P) 500 Index            -37.00          -2.19          -1.38

Total returns would have been lower if operating expenses hadn't been reduced.

RUSSELL 1000 (Reg. TM) INDEX is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     DWS GROWTH & INCOME VIP   5

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                          CLASS A
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_______________________________________________________________________
Management Fee                                       0.39%
Distribution/Service (12b-1) Fee                     None
Other Expenses 1                                     0.21
TOTAL ANNUAL OPERATING EXPENSES                      0.60
Less Fee Waiver/Expense Reimbursement                0.06
NET ANNUAL OPERATING EXPENSES 2,3,4                  0.54

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.54% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Additionally, the Advisor has contractually agreed to waive a portion of its fees in the amount of 0.01% of average daily net assets until April 27, 2010.

4 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class A shares is estimated at 0.66%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class A shares           $55           $186           $329           $744


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
6   DWS GROWTH & INCOME VIP

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Robert Wang
Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1995 as portfolio manager for asset allocation after 13 years of experience of trading fixed income, foreign exchange and derivative products at J.P. Morgan.
   o Global Head of Quantitative Strategies Portfolio Management: New York.
   o Joined the portfolio in 2007.
   o BS, The Wharton School, University of Pennsylvania.

James B. Francis, CFA
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Head of Active Quantitative Equity Portfolio Management: New York.
   o Joined Deutsche Asset Management in 2008 after 20 years of experience as senior quantitative global equity portfolio manager at State Street Global Advisors, and most recently, Northern Trust Global Investments.
   o Joined the portfolio in 2008.
   o BS in Applied Mathematics from University of Massachusetts, Amherst.

Julie Abbett
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Senior portfolio manager for Global Quantitative Equity: New York.
   o Joined Deutsche Asset Management in 2000 after four years of combined experience as a consultant with equity trading services for BARRA, Inc. and a product developer for FactSet Research.
   o Joined the portfolio in 2007.
   o BA, University of Connecticut.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     DWS GROWTH & INCOME VIP   7

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS GROWTH & INCOME VIP - CLASS A



YEARS ENDED DECEMBER 31,                               2008         2007          2006          2005        2004
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  10.81      $  10.94   $  9.72          $  9.29    $ 8.50
-------------------------------------------------   --------      --------   ----------       -------    ------
Income (loss) from investment operations:
 Net investment income (loss)a                           .10           .13        .13c            .10      .12
_________________________________________________   ________      ________   __________       _______    ______
 Net realized and unrealized gain (loss)              ( 3.45)          .02     1.19               .45      .74
-------------------------------------------------   --------      --------   ----------       -------    ------
 TOTAL FROM INVESTMENT OPERATIONS                     ( 3.35)          .15     1.32               .55      .86
-------------------------------------------------   --------      --------   ----------       -------    ------
Less distributions from:
 Net investment income                                (  .18)       (  .13)  (  .10)            ( .12)   ( .07)
_________________________________________________   ________      ________   __________       _______    ______
 Net realized gains                                   ( 2.16)       (  .15)       -                 -        -
-------------------------------------------------   --------      --------   ----------       -------    ------
 TOTAL DISTRIBUTIONS                                  ( 2.34)       (  .28)  (  .10)            ( .12)   ( .07)
-------------------------------------------------   --------      --------   ----------       -------    ------
NET ASSET VALUE, END OF PERIOD                      $   5.12      $  10.81   $ 10.94          $  9.72    $ 9.29
-------------------------------------------------   --------      --------   ----------       -------    ------
Total Return (%)                                      (38.31)b     1.36b        13.63b,c       6.07b     10.16
_________________________________________________   ________      ________   __________       _______    ______
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    94           196      280               294      172
_________________________________________________   ________      ________   __________       _______    ______
Ratio of expenses before expense reductions (%)          .60           .57      .56               .57      .56
_________________________________________________   ________      ________   __________       _______    ______
Ratio of expenses after expense reductions (%)           .54           .56      .54               .54      .56
_________________________________________________   ________      ________   __________       _______    ______
Ratio of net investment income (loss) (%)               1.34          1.18       1.24c           1.10     1.37
_________________________________________________   ________      ________   __________       _______    ______
Portfolio turnover rate (%)                              130           310      105               115       33
-------------------------------------------------   --------      --------   ----------       -------    ------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.06% lower.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
8   DWS GROWTH & INCOME VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS GROWTH & INCOME VIP - CLASS A



                MAXIMUM                  INITIAL HYPOTHETICAL                         ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                               OF RETURN:
                 0.00%                         $10,000                                     5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 0.54%                4.46%            $ 10,446.00           $  55.20
   2             10.25%                 0.60%                9.06%            $ 10,905.62           $  64.05
   3             15.76%                 0.60%               13.85%            $ 11,385.47           $  66.87
   4             21.55%                 0.60%               18.86%            $ 11,886.43           $  69.82
   5             27.63%                 0.60%               24.09%            $ 12,409.44           $  72.89
   6             34.01%                 0.60%               29.55%            $ 12,955.45           $  76.09
   7             40.71%                 0.60%               35.25%            $ 13,525.49           $  79.44
   8             47.75%                 0.60%               41.21%            $ 14,120.61           $  82.94
   9             55.13%                 0.60%               47.42%            $ 14,741.92           $  86.59
  10             62.89%                 0.60%               53.91%            $ 15,390.56           $  90.40
TOTAL                                                                                               $ 744.29


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     DWS GROWTH & INCOME VIP   9

OTHER POLICIES AND RISKS

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, the portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in the portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its investment objective.

A complete list of the portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The portfolio's Statement of Additional Information includes a description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for the portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154 makes portfolio investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor receives a management fee from the portfolio. Below is the management rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets:



PORTFOLIO NAME                  FEE PAID
DWS Growth & Income VIP            0.33%*

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
10   OTHER POLICIES AND RISKS

A discussion regarding the basis for the Board renewal of the portfolio's investment management agreement is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between the portfolio and Deutsche Investment Management Americas Inc., the portfolio pays the Advisor for providing most of the portfolio's administrative services.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     THE INVESTMENT ADVISOR   11

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIO

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS

The information in this prospectus applies to Class A shares of the portfolio. The portfolio may offer two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I (which include the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
12   YOUR INVESTMENT IN THE PORTFOLIO

BUYING AND SELLING SHARES

The PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interests or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o The portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to the portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the


DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   13
portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio (e.g., "time zone arbitrage"). The portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, the portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the portfolio. The portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. The portfolio may take other trading activity into account if the portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. The portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of the portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to the portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, the portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of the portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the portfolio's policies, may permit certain transactions not permitted by the portfolio's policies, or prohibit transactions not subject to the portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of the portfolio that provide a substantially similar level of protection for the portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that the portfolio invests some portion of its assets in foreign securities, the portfolio has adopted certain fair valuation practices intended to protect the portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio. (See "How the Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of the portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in the portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.

The portfolio's market timing policies and procedures may be modified or terminated at any time.

                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
14   YOUR INVESTMENT IN THE PORTFOLIO

HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in the portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in connection with the portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the portfolio, any record keeping/sub-transfer agency/networking fees payable by the portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of the portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the portfolio or of any particular share class of the portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the portfolio. Additional information regarding these revenue sharing payments is included in the portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS


DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   15

Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW THE PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, the portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for the portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price the shares.



DISTRIBUTIONS

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.



TAXES

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
16   YOUR INVESTMENT IN THE PORTFOLIO

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The portfolio's investments in certain debt obligations may cause the portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, the portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                              DISTRIBUTIONS   17

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from the portfolio's management team about recent market conditions and the effects of the portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. The portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
---------------------------------
DWS Variable Series I 811-04257


(05/01/09) 1a-groinc

                                  MAY 1, 2009





                                   PROSPECTUS



                             DWS VARIABLE SERIES I



                                    CLASS A


                            DWS CAPITAL GROWTH VIP




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW THE PORTFOLIO WORKS



  3      DWS Capital Growth VIP
 11      Other Policies and Risks
 11      The Investment Advisor


YOUR INVESTMENT IN THE PORTFOLIO



14      Buying and Selling Shares
17      How the Portfolio Calculates Share Price
17      Distributions
17      Taxes

HOW THE PORTFOLIO WORKS

The portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own investment objective and strategy.

Remember that the portfolio is not a bank deposit. The portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS CAPITAL GROWTH VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks to provide long-term growth of capital.

The portfolio normally invests at least 65% of total assets in equities, mainly common stocks of US companies. Although the portfolio can invest in companies of any size, it intends to invest primarily in companies whose market capitalizations are similar in size to the companies in the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000 (Reg. TM) Growth Index (as of February 28, 2009, the S&P 500 Index and the Russell 1000 (Reg. TM) Growth Index had median market capitalizations of $5 billion and $2.9 billion, respectively). The portfolio may also invest in other types of equity securities, such as preferred stocks or convertible securities.


In choosing stocks, portfolio management begins by utilizing a proprietary quantitative model to rank stocks based on a number of factors including valuation and profitability. Portfolio management also applies fundamental techniques to identify companies that display above-average earnings growth compared to other companies and that have strong product lines, effective management and leadership positions within core markets. The factors considered and models used by portfolio management may change over time.

Portfolio management will normally sell a stock when portfolio management believes its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio's emphasis on a given industry.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, the portfolio may use futures, options and covered call options.

As a temporary defensive measure, the portfolio could shift up to 100% of assets in cash and cash equivalents, US government securities, money market instruments and high quality debt securities without equity features. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.



THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                      DWS CAPITAL GROWTH VIP   3

GROWTH INVESTING RISK. Since growth stocks usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks for their potential superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

INDUSTRY RISK. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio may make sense for investors seeking long-term growth.

                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
4   DWS CAPITAL GROWTH VIP

PERFORMANCE - CLASS A

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Prior to February 15, 2009, the portfolio operated with a different investment strategy. Performance would have been different if the portfolio's current investment strategy had been in effect.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS A
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  35.23       -9.90      -19.36      -29.18     26.89       7.99      8.96      8.53     12.59       -32.98
  1999       2000        2001        2002       2003       2004      2005      2006       2007      2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 24.86%, Q4 1999              WORST QUARTER: -21.49%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -7.08%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                              1 YEAR         5 YEARS        10 YEARS
Portfolio - Class A                            -32.98          -0.74          -1.60
Russell 1000 (Reg. TM) Growth Index            -38.44          -3.42          -4.27
Standard & Poor's (S&P) 500 Index              -37.00          -2.19          -1.38

Total returns would have been lower if operating expenses hadn't been reduced.

On April 1, 2009, the Russell 1000 Growth Index replaced the Standard & Poor's 500 Index as the portfolio's benchmark index because the Advisor believes that it more accurately reflects the portfolio's investment strategy.

RUSSELL 1000 (Reg. TM) GROWTH INDEX is an unmanaged index that consists of those stocks in the Russell 1000 (Reg. TM) Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000 (Reg. TM) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

ADDITIONAL PERFORMANCE INFORMATION. Owen Fitzpatrick, Lead Manager to the portfolio, previously managed private accounts with substantially similar investment objectives, policies and strategies as the portfolio when he was employed by Deutsche Bank Private Wealth Management. See the section entitled "Additional Performance Information" for more information. This performance does not represent the performance of the portfolio and should not be considered an indication of future performance of the portfolio.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                      DWS CAPITAL GROWTH VIP   5

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                          CLASS A
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_______________________________________________________________________
Management Fee                                       0.37%
Distribution/Service (12b-1) Fee                    None
Other Expenses 1                                     0.13
TOTAL ANNUAL OPERATING EXPENSES                      0.50
Less Fee Waiver/Expense Reimbursement                0.01
NET ANNUAL OPERATING EXPENSES 2,3                    0.49

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.49% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class A shares is estimated at 0.53%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class A shares           $50           $159           $279           $627


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
6   DWS CAPITAL GROWTH VIP

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. The team is led by a lead portfolio manager who is responsible for developing the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Owen Fitzpatrick, CFA
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management and the portfolio in 2009.
   o Prior to joining Deutsche Asset Management, he was Managing Director of Deutsche Bank Private Wealth Management and served as head of U.S. Equity Strategy and manager of the U.S. large cap core, value and growth portfolios and member of the U.S. Investment Committee and head of the Equity Strategy Group.
   o Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank in 1995, he managed an equity income fund, trust and advisory relationships for Princeton Bank & Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Prior to that, he served as a portfolio manager at Manufacturer's Hanover Trust Company.
   o BA and MBA, Fordham University.

Richard Shepley
Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1998 and the portfolio in 2007.
   o Previous experience includes eight years of investment industry experience as research analyst for global beverage and media sectors at Newton Investment Management and assistant manager in corporate tax and corporate insolvency department at PriceWaterhouse, London.
   o MA, Oxford University.

Brendan O'Neill, CFA
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2000 and the portfolio in 2009.
   o Equity Research Analyst covering the financial services sector since
     2001.
   o Previously served as a member of the Large Cap Core Equity team.
   o BA, Queens College, CUNY; MS, Zicklin School of Business, Baruch College.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                      DWS CAPITAL GROWTH VIP   7

ADDITIONAL PERFORMANCE INFORMATION

The table below illustrates the performance of a composite of certain private accounts ("Accounts") managed by OWEN FITZPATRICK, Lead Manager to DWS Capital Growth VIP, while employed by Deutsche Bank Private Wealth Management. For more information about Owen Fitzpatrick, please refer to the "Portfolio management" section of this prospectus. Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the portfolio. As of December 31, 2008, the total assets in the composite were $328 million.

Unlike management of the private accounts included in the composite, Owen Fitzpatrick's management of the portfolio is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the Accounts. In addition, the portfolio generally experiences cash flows that are different from those of the Accounts. All of these factors may adversely affect the performance of the portfolio and cause it to differ from that of the Accounts in the composite described below.

Composite results below represent the performance of the Accounts, net of the annual rate of estimated total operating expenses of portfolio's Class B shares, as of December 31, 2008. THE COMPOSITE RESULTS DO NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUTURE PERFORMANCE OF THE PORTFOLIO. The composite results are not required to be, and were not calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result.


  AVERAGE ANNUAL TOTAL RETURN (%)**
      (AS OF DECEMBER 31, 2008)              1 YEAR           3 YEARS         SINCE INCEPTION*
FEE ADJUSTED, NO-LOAD
(reflects no deduction for sales
charge)                                       -33.57%           -2.51%              0.76%
RUSSELL 1000 (Reg. TM) GROWTH INDEX
(reflects no deductions for fees,
expenses or taxes)                            -38.44%           -9.11%             -3.76%
STANDARD & POOR'S 500 INDEX
(reflects no deductions for fees,
expenses or taxes)                            -37.00%           -8.36%             -2.65%

* Date of Inception is April 1, 2004 which corresponds to the date that Mr. Fitzpatrick became the sole, lead portfolio manager of the Accounts.

**   Average Annual Total Returns reflect the gross returns of the Accounts reduced by the estimated net annual operating expenses of the DWS Capital Growth VIP - Class B shares (0.82% annually). Actual fees and expenses of the Accounts may have been more or less than those of the portfolio. Returns reflect the reinvestment of dividends and distributions.

RUSSELL 1000 (Reg. TM) GROWTH INDEX is an unmanaged index that consists of those stocks in the Russell 1000 (Reg. TM) Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000 (Reg. TM) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
8   DWS CAPITAL GROWTH VIP

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS CAPITAL GROWTH VIP - CLASS A



YEARS ENDED DECEMBER 31,                               2008          2007          2006          2005         2004
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  20.41      $  18.24       $  16.90      $  15.67    $  14.59
-------------------------------------------------   --------      --------       --------      --------    --------
Income (loss) from investment operations:
 Net investment income (loss)a                           .16        .17d           .13c             .10         .14
_________________________________________________   ________      ________       ________      ________    ________
 Net realized and unrealized gain (loss)              ( 6.83)         2.12           1.31          1.29        1.02
-------------------------------------------------   --------      --------       --------      --------    --------
 TOTAL FROM INVESTMENT OPERATIONS                     ( 6.67)         2.29           1.44          1.39        1.16
-------------------------------------------------   --------      --------       --------      --------    --------
Less distributions from:
 Net investment income                                (  .19)       (  .12)        (  .10)       (  .16)     (  .08)
_________________________________________________   ________      ________       ________      ________    ________
NET ASSET VALUE, END OF PERIOD                      $  13.55      $  20.41       $  18.24      $  16.90    $  15.67
-------------------------------------------------   --------      --------       --------      --------    --------
Total Return (%)                                      (32.98)b     12.59b        8.53b,c        8.96b          7.99
_________________________________________________   ________      ________       ________      ________    ________
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   594         1,058          1,131         1,031         698
_________________________________________________   ________      ________       ________      ________    ________
Ratio of expenses before expense reductions (%)          .50           .53            .52           .50         .50
_________________________________________________   ________      ________       ________      ________    ________
Ratio of expenses after expense reductions (%)           .49           .52            .49           .49         .50
_________________________________________________   ________      ________       ________      ________    ________
Ratio of net investment income (loss) (%)                .89        .86d           .73c             .61         .98
_________________________________________________   ________      ________       ________      ________    ________
Portfolio turnover rate (%)                               21            30             16            17          15
-------------------------------------------------   --------      --------       --------      --------    --------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.03% lower.

d Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 per share and 0.17% of average daily net assets, respectively.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                      DWS CAPITAL GROWTH VIP   9

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS CAPITAL GROWTH VIP - CLASS A



                MAXIMUM                  INITIAL HYPOTHETICAL                         ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                               OF RETURN:
                 0.00%                         $10,000                                     5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 0.49%                4.51%            $ 10,451.00           $  50.10
   2             10.25%                 0.50%                9.21%            $ 10,921.30           $  53.43
   3             15.76%                 0.50%               14.13%            $ 11,412.75           $  55.84
   4             21.55%                 0.50%               19.26%            $ 11,926.33           $  58.35
   5             27.63%                 0.50%               24.63%            $ 12,463.01           $  60.97
   6             34.01%                 0.50%               30.24%            $ 13,023.85           $  63.72
   7             40.71%                 0.50%               36.10%            $ 13,609.92           $  66.58
   8             47.75%                 0.50%               42.22%            $ 14,222.37           $  69.58
   9             55.13%                 0.50%               48.62%            $ 14,862.37           $  72.71
  10             62.89%                 0.50%               55.31%            $ 15,531.18           $  75.98
TOTAL                                                                                               $ 627.26


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
10   DWS CAPITAL GROWTH VIP

OTHER POLICIES AND RISKS

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, the portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in the portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its investment objective.

A complete list of the portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The portfolio's Statement of Additional Information includes a description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for the portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154 makes portfolio investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor receives a management fee from the portfolio. Below is the management rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets:



PORTFOLIO NAME                 FEE PAID
DWS Capital Growth VIP            0.36%*

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

DWS VARIABLE SERIES I
CLASS A SHARES
                                                   OTHER POLICIES AND RISKS   11

A discussion regarding the basis for the Board renewal of the portfolio's investment management agreement is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between the portfolio and Deutsche Investment Management Americas Inc., the portfolio pays the Advisor for providing most of the portfolio's administrative services.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
12   THE INVESTMENT ADVISOR

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIO

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS

The information in this prospectus applies to Class A shares of the portfolio. The portfolio may offer two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I (which include the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   13

BUYING AND SELLING SHARES

The PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interests or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o The portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to the portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
14   YOUR INVESTMENT IN THE PORTFOLIO
portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio (e.g., "time zone arbitrage"). The portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, the portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the portfolio. The portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. The portfolio may take other trading activity into account if the portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. The portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of the portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to the portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, the portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of the portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the portfolio's policies, may permit certain transactions not permitted by the portfolio's policies, or prohibit transactions not subject to the portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of the portfolio that provide a substantially similar level of protection for the portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that the portfolio invests some portion of its assets in foreign securities, the portfolio has adopted certain fair valuation practices intended to protect the portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio. (See "How the Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of the portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in the portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.

The portfolio's market timing policies and procedures may be modified or terminated at any time.

DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   15

HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in the portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in connection with the portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the portfolio, any record keeping/sub-transfer agency/networking fees payable by the portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of the portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the portfolio or of any particular share class of the portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the portfolio. Additional information regarding these revenue sharing payments is included in the portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
16   YOUR INVESTMENT IN THE PORTFOLIO

Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW THE PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, the portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for the portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price the shares.



DISTRIBUTIONS

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.



TAXES

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.


DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   17

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The portfolio's investments in certain debt obligations may cause the portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, the portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
18   DISTRIBUTIONS

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from the portfolio's management team about recent market conditions and the effects of the portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. The portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
---------------------------------
DWS Variable Series I 811-04257


(05/01/09) 1a-capgro

                                  MAY 1, 2009





                                   PROSPECTUS



                             DWS VARIABLE SERIES I



                                    CLASS A


                         DWS GLOBAL OPPORTUNITIES VIP




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW THE PORTFOLIO WORKS



  3      DWS Global Opportunities VIP
 11      Other Policies and Risks
 11      The Investment Advisor


YOUR INVESTMENT IN THE PORTFOLIO



14      Buying and Selling Shares
17      How the Portfolio Calculates Share Price
17      Distributions
17      Taxes


HOW THE PORTFOLIO WORKS

The portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own investment objective and strategy.

Remember that the portfolio is not a bank deposit. The portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS GLOBAL OPPORTUNITIES VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks above-average capital appreciation over the long term.

The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the S&P Developed SmallCap Index, formerly the S&P/Citigroup Extended Market Index - World). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the US). As of December 31, 2008, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion at the time of purchase. As part of the investment process (and low turnover strategy) the portfolio may own stocks even though they exceed the market capitalization upper range.

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which 5% of net assets may be junk bonds, i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and a higher risk of default. In addition to common stocks, the portfolio may invest in other types of equities such as preferred or convertible stocks.

In choosing securities, portfolio management uses a combination of three analytical disciplines:

BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

ANALYSIS OF GLOBAL THEMES. Portfolio management considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

Portfolio management will normally sell a stock when portfolio management believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the portfolio's exposure to a given country.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indicies, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                DWS GLOBAL OPPORTUNITIES VIP   3

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. An important factor with the portfolio is how the stock markets perform - in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Compared to large company stocks, small company stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These risk factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

o POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investments and imposed higher taxes.

o INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a company, as compared to the financial reports required in the US.

o LIQUIDITY RISK. Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US exchanges. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the portfolio's foreign investments.

o REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o CURRENCY RISK. The portfolio invests in securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gain received on these securities.

o LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the legal remedies available in the US.

o TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the portfolio. In addition, special US tax considerations may apply to the portfolio's foreign investments.

EMERGING MARKET RISK. All of the risks of investing in foreign securities are increased in connection with investments in emerging markets securities. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries with emerging economies can be dependent upon exports, are vulnerable to falling demand from developed countries, and are more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
4   DWS GLOBAL OPPORTUNITIES VIP

Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls.

SMALL COMPANY CAPITALIZATION RISK. Small company stocks tend to experience steeper price fluctuations than the stocks of larger companies. A shortage of reliable information can also pose added risk to small company stocks. Industry-wide reversals may have a greater impact on small companies, since they lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks. Accordingly, it may be harder to find buyers for small company shares.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

o growth stocks may be out of favor for certain periods.

o a bond could fall in credit quality, go into default, or decrease in value for various reasons, including a change in prevailing interest rates; this risk is greater with junk bonds and foreign bonds.

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                DWS GLOBAL OPPORTUNITIES VIP   5

PERFORMANCE - CLASS A

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS A

[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  65.88       -5.29      -24.59      -19.89     49.09      23.35      18.19      22.08      9.33       -49.96
  1999       2000        2001        2002       2003       2004       2005       2006       2007      2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 40.96%, Q4 1999              WORST QUARTER: -28.40%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -8.09%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                       1 YEAR         5 YEARS        10 YEARS
Portfolio - Class A                     -49.96          -0.54           3.26
S&P Developed SmallCap Index            -43.75          0.81            4.12

Total returns would have been lower if operating expenses hadn't been reduced.

THE S&P DEVELOPED SMALLCAP INDEX (formerly the S&P/Citigroup Extended Market Index - World) is an unmanaged index of small-capitalization stocks within 26 countries around the globe.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
6   DWS GLOBAL OPPORTUNITIES VIP

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                          CLASS A
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_______________________________________________________________________
Management Fee                                       0.89%
Distribution/Service (12b-1) Fee                     None
Other Expenses 1                                     0.22
TOTAL ANNUAL OPERATING EXPENSES                      1.11
Less Fee Waiver/Expense Reimbursement                0.01
NET ANNUAL OPERATING EXPENSES 2,3                    1.10

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.95% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at ratios no higher than 1.10% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class A shares is estimated at 1.15%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class A shares          $112           $352           $611         $1,351


DWS VARIABLE SERIES I
CLASS A SHARES
                                                DWS GLOBAL OPPORTUNITIES VIP   7

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Joseph Axtell, CFA
Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio in 2002.
   o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
   o Director, International Research at PCM International
     (1989-1996).
   o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
   o Analyst at Prudential-Bache Capital Funding in London
     (1987-1988).
   o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
   o B.S. Carlson School of Management, University of Minnesota.

Jeffrey Saeger, CFA
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1996 and the portfolio effective January 15, 2009.
   o Over 14 years of investment industry experience.
   o BS, State University of New York at Fredonia.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
8   DWS GLOBAL OPPORTUNITIES VIP

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS GLOBAL OPPORTUNITIES VIP - CLASS A



YEARS ENDED DECEMBER 31,                              2008         2007          2006         2005        2004
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  18.28     $  18.15   $ 15.00       $ 12.77     $ 10.38
-------------------------------------------------   --------     --------   ----------    -------     -------
Income (loss) from investment operations:
 Net investment income (loss)a                       .20e          .08d         .03c         .04         .01
_________________________________________________   ________     ________   __________    _______     _______
 Net realized and unrealized gain (loss)              ( 8.18)        1.61     3.28          2.27        2.41
-------------------------------------------------   --------     --------   ----------    -------     -------
 TOTAL FROM INVESTMENT OPERATIONS                     ( 7.98)        1.69     3.31          2.31        2.42
-------------------------------------------------   --------     --------   ----------    -------     -------
Less distributions from:
 Net investment income                                (  .04)      (  .23)  (  .16)       (  .08)     (  .03)
_________________________________________________   ________     ________   __________    _______     _______
 Net realized gains                                   ( 2.47)      ( 1.33)       -             -           -
-------------------------------------------------   --------     --------   ----------    -------     -------
 TOTAL DISTRIBUTIONS                                  ( 2.51)      ( 1.56)  (  .16)       (  .08)     (  .03)
-------------------------------------------------   --------     --------   ----------    -------     -------
NET ASSET VALUE, END OF PERIOD                      $   7.79     $  18.28   $ 18.15       $ 15.00     $ 12.77
-------------------------------------------------   --------     --------   ----------    -------     -------
Total Return (%)                                      (49.96)b    9.33b        22.08c      18.19       23.35
_________________________________________________   ________     ________   __________    _______     _______
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   117          310      331           285         232
_________________________________________________   ________     ________   __________    _______     _______
Ratio of expenses before expense reductions (%)         1.11         1.14     1.12          1.17        1.18
_________________________________________________   ________     ________   __________    _______     _______
Ratio of expenses after expense reductions (%)           .99         1.12     1.12          1.17        1.18
_________________________________________________   ________     ________   __________    _______     _______
Ratio of net investment income (loss) (%)            1.53e         .45d         .16c         .32         .09
_________________________________________________   ________     ________   __________    _______     _______
Portfolio turnover rate (%)                               21           19       28            30          24
-------------------------------------------------   --------     --------   ----------    -------     -------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.

d Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.02 per share and 0.09% of average daily net assets, respectively.

e Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.37% of average daily net assets, respectively.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                DWS GLOBAL OPPORTUNITIES VIP   9

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS GLOBAL OPPORTUNITIES VIP - CLASS A



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 1.10%                3.90%            $ 10,390.00          $   112.15
   2             10.25%                 1.11%                7.94%            $ 10,794.17          $   117.57
   3             15.76%                 1.11%               12.14%            $ 11,214.06          $   122.15
   4             21.55%                 1.11%               16.50%            $ 11,650.29          $   126.90
   5             27.63%                 1.11%               21.03%            $ 12,103.49          $   131.83
   6             34.01%                 1.11%               25.74%            $ 12,574.31          $   136.96
   7             40.71%                 1.11%               30.63%            $ 13,063.45          $   142.29
   8             47.75%                 1.11%               35.72%            $ 13,571.62          $   147.82
   9             55.13%                 1.11%               41.00%            $ 14,099.56          $   153.58
  10             62.89%                 1.11%               46.48%            $ 14,648.03          $   159.55
TOTAL                                                                                              $ 1,350.80


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
10   DWS GLOBAL OPPORTUNITIES VIP

OTHER POLICIES AND RISKS

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, the portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in the portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its investment objective.

A complete list of the portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The portfolio's Statement of Additional Information includes a description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for the portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154 makes portfolio investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor receives a management fee from the portfolio. Below is the management rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets:



PORTFOLIO NAME                       FEE PAID
DWS Global Opportunities VIP            0.77%*

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

DWS VARIABLE SERIES I
CLASS A SHARES
                                                   OTHER POLICIES AND RISKS   11

A discussion regarding the basis for the Board renewal of the portfolio's investment management agreement is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between the portfolio and Deutsche Investment Management Americas Inc., the portfolio pays the Advisor for providing most of the portfolio's administrative services.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
12   THE INVESTMENT ADVISOR

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIO

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS
The information in this prospectus applies to Class A shares of the portfolio. The portfolio may offer two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I (which include the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   13

BUYING AND SELLING SHARES

The PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interests or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o The portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to the portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
14   YOUR INVESTMENT IN THE PORTFOLIO
portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio (e.g., "time zone arbitrage"). The portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, the portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the portfolio. The portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. The portfolio may take other trading activity into account if the portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. The portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of the portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to the portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, the portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of the portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the portfolio's policies, may permit certain transactions not permitted by the portfolio's policies, or prohibit transactions not subject to the portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of the portfolio that provide a substantially similar level of protection for the portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that the portfolio invests some portion of its assets in foreign securities, the portfolio has adopted certain fair valuation practices intended to protect the portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio. (See "How the Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of the portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in the portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.

The portfolio's market timing policies and procedures may be modified or terminated at any time.

DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   15

HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in the portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in connection with the portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the portfolio, any record keeping/sub-transfer agency/networking fees payable by the portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of the portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the portfolio or of any particular share class of the portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the portfolio. Additional information regarding these revenue sharing payments is included in the portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
16   YOUR INVESTMENT IN THE PORTFOLIO

Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW THE PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, the portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for the portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price the shares.



DISTRIBUTIONS

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.



TAXES

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.


DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   17

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The portfolio's investments in certain debt obligations may cause the portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, the portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
18   DISTRIBUTIONS

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from the portfolio's management team about recent market conditions and the effects of the portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. The portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
---------------------------------
DWS Variable Series I 811-04257


(05/01/09) 1a-gloopp

                                  MAY 1, 2009





                                   PROSPECTUS



                             DWS VARIABLE SERIES I



                                    CLASS A


                             DWS INTERNATIONAL VIP




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW THE PORTFOLIO WORKS



  3      DWS International VIP
 11      Other Policies and Risks
 11      The Investment Advisor


YOUR INVESTMENT IN THE PORTFOLIO



14      Buying and Selling Shares
17      How the Portfolio Calculates Share Price
17      Distributions
17      Taxes



HOW THE PORTFOLIO WORKS

The portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own investment objective and strategy.

Remember that the portfolio is not a bank deposit. The portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS INTERNATIONAL VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments (equities issued by foreign-based companies and listed on foreign exchanges).

Although the portfolio can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). The portfolio's equity investments are mainly common stocks, but may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

In choosing securities, portfolio management uses a combination of two analytical disciplines:

BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

TOP-DOWN ANALYSIS. Portfolio management considers the economic outlooks for various sectors and industries while looking for those that may benefit from changes in the overall business environment.

Portfolio management will normally sell a stock when portfolio management believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the portfolio's exposure to a given country.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, the portfolio may use futures, currency options and forward currency transactions.

For temporary defensive purposes, the portfolio may invest up to 100% of its assets in Canadian and US Government obligations or currencies, securities of companies incorporated in and having their principal place of business in Canada or the US or in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                       DWS INTERNATIONAL VIP   3

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. As with most stock funds, an important factor with this portfolio is how stock markets perform - in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

o POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investments and imposed higher taxes.

o INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a company, as compared to the financial reports required in the US.

o LIQUIDITY RISK. Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US exchanges. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the portfolio's foreign investments.

o REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o CURRENCY RISK. The portfolio invests in securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gain received on these securities.

o LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the legal remedies available in the US.

o TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the portfolio. In addition, special US tax considerations may apply to the portfolio's foreign investments.

EMERGING MARKET RISK. All of the risks of investing in foreign securities are increased in connection with investments in emerging markets securities. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries with emerging economies can be dependent upon exports, are vulnerable to falling demand from developed countries, and are more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
4   DWS INTERNATIONAL VIP

Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of foreign governments, industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters.

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                       DWS INTERNATIONAL VIP   5

PERFORMANCE - CLASS A

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS A
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  54.51       -21.70      -30.86      -18.37     27.75      16.53      16.17      25.91      14.59       -48.21
  1999        2000        2001        2002       2003       2004       2005       2006       2007       2008




                 FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 29.06%, Q4 1999               WORST QUARTER: -26.71%, Q3 2008
2009 TOTAL RETURN AS OF MARCH 31: -12.58%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                    1 YEAR         5 YEARS        10 YEARS
Portfolio - Class A                  -48.21           0.23          -1.24
MSCI EAFE (Reg. TM) Index            -43.38           1.66          0.80

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND THE FAR EAST (MSCI EAFE (Reg. TM)) INDEX is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
6   DWS INTERNATIONAL VIP

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                          CLASS A
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_______________________________________________________________________
Management Fee                                        0.77
Distribution/Service (12b-1) Fee                      None
Other Expenses 1                                      0.24
TOTAL ANNUAL OPERATING EXPENSES                       1.01
Less Fee Waiver/Expense Reimbursement                 0.05
NET ANNUAL OPERATING EXPENSES 2,3                     0.96

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.96% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class A shares is estimated at 0.99%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class A shares           $98           $317           $553         $1,232


DWS VARIABLE SERIES I
CLASS A SHARES
                                                       DWS INTERNATIONAL VIP   7

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following person handles the day-to-day management of the portfolio:

Joseph Axtell, CFA
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio in 2008.
   o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
   o Director, International Research at PCM International
     (1989-1996).
   o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
   o Analyst at Prudential-Bache Capital Funding in London
     (1987-1988).
   o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
   o B.S., Carlson School of Management, University of Minnesota.

The following individual has been named consultant to the portfolios' advisor, Deutsche Investment Management Americas Inc. (the "Advisor").

Michael Sieghart, CFA
Managing Director of DWS Investment GmbH: Frankfurt and consultant to the
Advisor.
   o Joined DWS Investment GmbH: Frankfurt in 1997.
   o Senior fund manager of global and European equities: Frankfurt.
   o Master's degree in finance and economics from the University of Economics and Business Administration, Vienna.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
8   DWS INTERNATIONAL VIP

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS INTERNATIONAL VIP - CLASS A



YEARS ENDED DECEMBER 31,                                 2008           2007         2006        2005       2004
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   15.01        $  13.42     $  10.85    $  9.50    $  8.26
-------------------------------------------------    ---------        --------     --------    -------    -------
Income (loss) from investment operations:
 Net investment income (loss)a                         .29e             .21d         .28c          .15        .09
_________________________________________________    _________        ________     ________    _______    _______
 Net realized and unrealized gain (loss)                ( 6.46)           1.73         2.51       1.36       1.26
-------------------------------------------------    ---------        --------     --------    -------    -------
 TOTAL FROM INVESTMENT OPERATIONS                       ( 6.17)           1.94         2.79       1.51       1.35
-------------------------------------------------    ---------        --------     --------    -------    -------
Less distributions from:
 Net investment income                                  (  .17)         (  .35)      (  .22)    (  .16)     ( .11)
_________________________________________________    _________        ________     ________    _______    _______
 Net realized gains                                     ( 2.15)              -            -          -          -
-------------------------------------------------    ---------        --------     --------    -------    -------
 TOTAL DISTRIBUTIONS                                    ( 2.32)         (  .35)      (  .22)    (  .16)     ( .11)
-------------------------------------------------    ---------        --------     --------    -------    -------
NET ASSET VALUE, END OF PERIOD                       $    6.52        $  15.01     $  13.42    $ 10.85    $  9.50
-------------------------------------------------    ---------        --------     --------    -------    -------
Total Return (%)                                        (48.21)b,f       14.59        25.91      16.17      16.53
_________________________________________________    _________        ________     ________    _______    _______
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                     297             702          702        558        533
_________________________________________________    _________        ________     ________    _______    _______
Ratio of expenses before expense reductions (%)           1.01             .98          .98       1.02       1.04
_________________________________________________    _________        ________     ________    _______    _______
Ratio of expenses after expense reductions (%)             .97             .98          .98       1.02       1.04
_________________________________________________    _________        ________     ________    _______    _______
Ratio of net investment income (loss) (%)             2.74e            1.48d        2.32c         1.59       1.05
_________________________________________________    _________        ________     ________    _______    _______
Portfolio turnover rate (%)                                123             108          105         59         73
-------------------------------------------------    ---------        --------     --------    -------    -------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.11 per share and 0.92% of average daily net assets, respectively.

d Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.33% of average daily net assets, respectively.

e Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.82% of average daily net assets, respectively.

f Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.06% lower.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                       DWS INTERNATIONAL VIP   9

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS INTERNATIONAL VIP - CLASS A



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE           ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND           FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES              EXPENSES
   1              5.00%                 0.96%                4.04%            $ 10,404.00           $    97.94
   2             10.25%                 1.01%                8.19%            $ 10,819.12           $   107.18
   3             15.76%                 1.01%               12.51%            $ 11,250.80           $   111.45
   4             21.55%                 1.01%               17.00%            $ 11,699.71           $   115.90
   5             27.63%                 1.01%               21.67%            $ 12,166.53           $   120.52
   6             34.01%                 1.01%               26.52%            $ 12,651.97           $   125.33
   7             40.71%                 1.01%               31.57%            $ 13,156.79           $   130.33
   8             47.75%                 1.01%               36.82%            $ 13,681.74           $   135.53
   9             55.13%                 1.01%               42.28%            $ 14,227.64           $   140.94
  10             62.89%                 1.01%               47.95%            $ 14,795.33           $   146.57
TOTAL                                                                                               $ 1,231.69


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
10   DWS INTERNATIONAL VIP

OTHER POLICIES AND RISKS

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, the portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in the portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its investment objective.

A complete list of the portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The portfolio's Statement of Additional Information includes a description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for the portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154 makes portfolio investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor receives a management fee from the portfolio. Below is the management rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets:



PORTFOLIO NAME                FEE PAID
DWS International VIP            0.73%*

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

DWS VARIABLE SERIES I
CLASS A SHARES
                                                   OTHER POLICIES AND RISKS   11

A discussion regarding the basis for the Board renewal of the portfolio's investment management agreement is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between the portfolio and Deutsche Investment Management Americas Inc., the portfolio pays the Advisor for providing most of the portfolio's administrative services.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
12   THE INVESTMENT ADVISOR

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIO

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS

The information in this prospectus applies to Class A shares of the portfolio. The portfolio may offer two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I (which include the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   13

BUYING AND SELLING SHARES

The PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interests or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o The portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to the portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
14   YOUR INVESTMENT IN THE PORTFOLIO
portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio (e.g., "time zone arbitrage"). The portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, the portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the portfolio. The portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. The portfolio may take other trading activity into account if the portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. The portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of the portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to the portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, the portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of the portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the portfolio's policies, may permit certain transactions not permitted by the portfolio's policies, or prohibit transactions not subject to the portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of the portfolio that provide a substantially similar level of protection for the portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that the portfolio invests some portion of its assets in foreign securities, the portfolio has adopted certain fair valuation practices intended to protect the portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio. (See "How the Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of the portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in the portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.

The portfolio's market timing policies and procedures may be modified or terminated at any time.

DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   15

HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in the portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in connection with the portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the portfolio, any record keeping/sub-transfer agency/networking fees payable by the portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of the portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the portfolio or of any particular share class of the portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the portfolio. Additional information regarding these revenue sharing payments is included in the portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
16   YOUR INVESTMENT IN THE PORTFOLIO

Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW THE PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, the portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for the portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price the shares.



DISTRIBUTIONS

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.



TAXES

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.


DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   17

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The portfolio's investments in certain debt obligations may cause the portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, the portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
18   DISTRIBUTIONS

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from the portfolio's management team about recent market conditions and the effects of the portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. The portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
---------------------------------
DWS Variable Series I 811-04257


(05/01/09) 1a-int

                                  MAY 1, 2009





                                   PROSPECTUS



                             DWS VARIABLE SERIES I



                                    CLASS A


                              DWS HEALTH CARE VIP




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW THE PORTFOLIO WORKS



  3      DWS Health Care VIP
 10      Other Policies and Risks
 10      The Investment Advisor


YOUR INVESTMENT IN THE PORTFOLIO



13      Buying and Selling Shares
16      How the Portfolio Calculates Share Price
16      Distributions
16      Taxes

HOW THE PORTFOLIO WORKS

The portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own investment objective and strategy.

Remember that the portfolio is not a bank deposit. The portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS HEALTH CARE VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the portfolio's 80% investment policy, to be considered part of the health care sector, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The portfolio will invest primarily in securities of US companies, but may invest in foreign companies as well.

In choosing stocks, portfolio management uses a combination of three analytical disciplines:

BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

TOP-DOWN ANALYSIS. Portfolio management considers the economic outlooks for various industries within the health care sector while looking for those that may benefit from changes in the overall business environment.

Portfolio management may favor securities from different industries and companies within the health care sector at different times. Portfolio management will normally sell a stock when portfolio management believes its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given health care industry.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.



DERIVATIVES AND OTHER INVESTMENTS

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indicies, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                         DWS HEALTH CARE VIP   3

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.

FOREIGN INVESTMENT RISK. To the extent the portfolio invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the portfolio's investments or prevent the portfolio from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. These risks tend to be greater in emerging markets so, to the extent the portfolio invests in emerging markets, it takes on greater risks. The currency of a country in which the portfolio has invested could decline relative to the value of the US dollar, which decreases the value of the investment to US investors. The investments of the portfolio may be subject to foreign withholding taxes.

GROWTH INVESTING RISK. Since growth stocks usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks for their potential superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

CONCENTRATION RISK. The portfolio concentrates its investments in the industries of the health care sector. As a result, factors affecting that sector, such as rapid product obsolescence and the unpredictability of winning government approvals, will have a significant impact on the portfolio's performance.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
4   DWS HEALTH CARE VIP

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to experience steeper price fluctuations than stocks of larger companies. A shortage of reliable information can also pose added risk to stocks of medium-sized companies. Industry-wide reversals may have a greater impact on medium-sized companies, since they usually lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks. Accordingly, it may be harder to find buyers for medium-sized company shares.

SMALL COMPANY CAPITALIZATION RISK. Small company stocks tend to experience steeper price fluctuations than the stocks of larger companies. A shortage of reliable information can also pose added risk to small company stocks. Industry-wide reversals may have a greater impact on small companies, since they lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks. Accordingly, it may be harder to find buyers for small company shares.

Another factor that could affect performance is:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

The portfolio may make sense for investors who are comfortable with higher risks of a portfolio that focuses on an often volatile sector and are interested in gaining exposure to the health care sector.



PERFORMANCE - CLASS A

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS A
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  -23.10      33.70       9.59      8.50      6.17     13.20     -23.20
   2002       2003       2004      2005      2006      2007     2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 15.08%, Q2 2003              WORST QUARTER: -16.45%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -6.14%

DWS VARIABLE SERIES I
CLASS A SHARES
                                                         DWS HEALTH CARE VIP   5

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                            1 YEAR         5 YEARS        SINCE INCEPTION*
Portfolio - Class A                          -23.20          1.88               2.42
Standard & Poor's (S&P) 500 Index            -37.00          -2.19              -2.36
S&P Goldman Sachs Healthcare
Index                                        -23.59          0.77               0.45

*   Inception: May 1, 2001. Index comparisons begin April 30, 2001.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

S&P GOLDMAN SACHS HEALTHCARE INDEX is an unmanaged, market-capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.





HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                     CLASS A
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
__________________________________________________________________
Management Fee                                  0.67%
Distribution/Service (12b-1) Fee                None
Other Expenses 1                                0.25
TOTAL ANNUAL OPERATING EXPENSES 2               0.92

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class A shares is estimated at 1.00%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class A shares           $94           $293           $509         $1,131


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
6   DWS HEALTH CARE VIP

THE PORTFOLIO MANAGERS

The following person handles the day-to-day management of the portfolio:

Leefin Lai, CFA
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio in 2001, previously serving as an analyst for Salomon Smith Barney and Paine Webber and as Vice President/analyst for Citigroup Global Asset Management and Scudder Kemper Investments.
   o Over 15 years of investment industry experience.
   o BS, MBA, University of Illinois.

The following person has been named consultant to the Advisor:

Thomas E. Bucher, CFA
Managing Director of Deutsche Asset Management and Consultant to the Advisor.
   o Joined Deutsche Asset Management in 1995 and became consultant to the portfolio's Advisor in 2002, previously serving as analyst for European Chemical, Oil, Steel and Engineering sectors and analyst/portfolio manager for Eastern European equity.
   o Head of global equity research team for health care sector and portfolio manager for European Equity: Frankfurt.
   o MA, University of Tuegingen, Germany.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                         DWS HEALTH CARE VIP   7

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS HEALTH CARE VIP - CLASS A



YEARS ENDED DECEMBER 31,                         2008         2007          2006         2005        2004
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  14.68      $  13.77      $ 13.02     $  12.00    $  10.95
-------------------------------------------   --------      --------      -------     --------    --------
Income (loss) from investment operations:
 Net investment income (loss)a                  .09d          .03c         (  .01)b     (  .02)     (  .03)
___________________________________________   ________      ________      _______     ________    ________
 Net realized and unrealized gain (loss)        ( 3.08)         1.75          .81         1.04        1.08
-------------------------------------------   --------      --------      -------     --------    --------
 TOTAL FROM INVESTMENT OPERATIONS               ( 2.99)         1.78          .80         1.02        1.05
-------------------------------------------   --------      --------      -------     --------    --------
Less distributions from:
 Net investment income                          (  .04)            -            -            -           -
___________________________________________   ________      ________      _______     ________    ________
 Net realized gains                             ( 2.20)       (  .87)      (  .05)           -           -
___________________________________________   ________      ________      _______     ________    ________
 TOTAL DISTRIBUTIONS                            ( 2.24)       (  .87)      (  .05)           -           -
-------------------------------------------   --------      --------      -------     --------    --------
NET ASSET VALUE, END OF PERIOD                $   9.45      $  14.68      $ 13.77     $  13.02    $  12.00
-------------------------------------------   --------      --------      -------     --------    --------
Total Return (%)                                (23.20)        13.20      6.17b           8.50        9.59
___________________________________________   ________      ________      _______     ________    ________
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              60            98          101          109         109
___________________________________________   ________      ________      _______     ________    ________
Ratio of expenses (%)                              .92           .93          .89          .88         .88
___________________________________________   ________      ________      _______     ________    ________
Ratio of net investment income (loss) (%)       .79d          .19c         (  .03)b     (  .18)     (  .29)
___________________________________________   ________      ________      _______     ________    ________
Portfolio turnover rate (%)                         24            37           47           43          77
-------------------------------------------   --------      --------      -------     --------    --------

a   Based on average shares outstanding during the period.

b Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.

c Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.02 per share and 0.13% of average daily net assets, respectively.

d Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 per share and 0.28% of average daily net assets, respectively.

                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
8   DWS HEALTH CARE VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS HEALTH CARE VIP - CLASS A



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE           ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND           FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES              EXPENSES
   1              5.00%                 0.92%                4.08%            $ 10,408.00           $    93.88
   2             10.25%                 0.92%                8.33%            $ 10,832.65           $    97.71
   3             15.76%                 0.92%               12.75%            $ 11,274.62           $   101.69
   4             21.55%                 0.92%               17.35%            $ 11,734.62           $   105.84
   5             27.63%                 0.92%               22.13%            $ 12,213.40           $   110.16
   6             34.01%                 0.92%               27.12%            $ 12,711.70           $   114.66
   7             40.71%                 0.92%               32.30%            $ 13,230.34           $   119.33
   8             47.75%                 0.92%               37.70%            $ 13,770.14           $   124.20
   9             55.13%                 0.92%               43.32%            $ 14,331.96           $   129.27
  10             62.89%                 0.92%               49.17%            $ 14,916.70           $   134.54
TOTAL                                                                                               $ 1,131.28


DWS VARIABLE SERIES I
CLASS A SHARES
                                                         DWS HEALTH CARE VIP   9

OTHER POLICIES AND RISKS

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, the portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in the portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its investment objective.

A complete list of the portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The portfolio's Statement of Additional Information includes a description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for the portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154 makes portfolio investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor receives a management fee from the portfolio. Below is the management rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets:



PORTFOLIO NAME             FEE PAID
DWS Health Care VIP          0.67%

                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
10   OTHER POLICIES AND RISKS

A discussion regarding the basis for the Board renewal of the portfolio's investment management agreement is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between the portfolio and Deutsche Investment Management Americas Inc., the portfolio pays the Advisor for providing most of the portfolio's administrative services.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     THE INVESTMENT ADVISOR   11

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIO

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS

The information in this prospectus applies to Class A shares of the portfolio. The portfolio may offer two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I (which include the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
12   YOUR INVESTMENT IN THE PORTFOLIO

BUYING AND SELLING SHARES

The PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interests or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o The portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to the portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the


DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   13
portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio (e.g., "time zone arbitrage"). The portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, the portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the portfolio. The portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. The portfolio may take other trading activity into account if the portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. The portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of the portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to the portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, the portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of the portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the portfolio's policies, may permit certain transactions not permitted by the portfolio's policies, or prohibit transactions not subject to the portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of the portfolio that provide a substantially similar level of protection for the portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that the portfolio invests some portion of its assets in foreign securities, the portfolio has adopted certain fair valuation practices intended to protect the portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio. (See "How the Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of the portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in the portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.

The portfolio's market timing policies and procedures may be modified or terminated at any time.

                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
14   YOUR INVESTMENT IN THE PORTFOLIO

HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in the portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in connection with the portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the portfolio, any record keeping/sub-transfer agency/networking fees payable by the portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of the portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the portfolio or of any particular share class of the portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the portfolio. Additional information regarding these revenue sharing payments is included in the portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS


DWS VARIABLE SERIES I
CLASS A SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   15

Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW THE PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, the portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for the portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price the shares.



DISTRIBUTIONS

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.



TAXES

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
16   YOUR INVESTMENT IN THE PORTFOLIO

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The portfolio's investments in certain debt obligations may cause the portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, the portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                              DISTRIBUTIONS   17

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from the portfolio's management team about recent market conditions and the effects of the portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. The portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
---------------------------------
DWS Variable Series I 811-04257


(05/01/09) 1a-health

                                  MAY 1, 2009





                                   PROSPECTUS



                                    CLASS A

DWS VARIABLE SERIES I

DWS GROWTH & INCOME VIP

DWS CAPITAL GROWTH VIP


DWS GLOBAL OPPORTUNITIES VIP


DWS INTERNATIONAL VIP


DWS HEALTH CARE VIP




DWS INVESTMENTS VIT FUNDS

DWS EQUITY 500 INDEX VIP



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW EACH PORTFOLIO WORKS



  3      DWS Growth & Income VIP
 10      DWS Capital Growth VIP
 18      DWS Global Opportunities VIP
 26      DWS International VIP
 34      DWS Health Care VIP
 41      DWS Equity 500 Index VIP
 48      Other Policies and Risks
 48      The Investment Advisor
 49      Portfolio Subadvisor


YOUR INVESTMENT IN THE PORTFOLIOS



51      Buying and Selling Shares
54      How each Portfolio Calculates Share Price
54      Distributions
55      Taxes

HOW EACH PORTFOLIO WORKS

Each portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in a portfolio is made in conjunction with one of these contracts or policies. Each portfolio has its own investment objective and strategy.

Remember that each portfolio is not a bank deposit. Each portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS GROWTH & INCOME VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.

Portfolio management uses quantitative stock techniques and fundamental equity analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

Portfolio management will normally sell a stock when it believes its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio's emphasis on or within a given industry.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.



THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.

INDUSTRY RISK. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     DWS GROWTH & INCOME VIP   3

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio may make sense for investors interested in an equity fund with an objective of providing long-term growth and some current income.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
4   DWS GROWTH & INCOME VIP

PERFORMANCE - CLASS A

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS A
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






   5.80      -2.10      -11.30      -23.13     26.74      10.16       6.07     13.63      1.36      -38.31
  1999      2000        2001        2002       2003       2004       2005      2006       2007      2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 12.78%, Q2 2003              WORST QUARTER: -21.95%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -7.81%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                            1 YEAR         5 YEARS        10 YEARS
Portfolio - Class A                          -38.31          -3.65          -2.93
Russell 1000 (Reg. TM) Index                 -37.60          -2.04          -1.09
Standard & Poor's (S&P) 500 Index            -37.00          -2.19          -1.38

Total returns would have been lower if operating expenses hadn't been reduced.

RUSSELL 1000 (Reg. TM) INDEX is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     DWS GROWTH & INCOME VIP   5

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                          CLASS A
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_______________________________________________________________________
Management Fee                                       0.39%
Distribution/Service (12b-1) Fee                     None
Other Expenses 1                                     0.21
TOTAL ANNUAL OPERATING EXPENSES                      0.60
Less Fee Waiver/Expense Reimbursement                0.06
NET ANNUAL OPERATING EXPENSES 2,3,4                  0.54

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.54% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Additionally, the Advisor has contractually agreed to waive a portion of its fees in the amount of 0.01% of average daily net assets until April 27, 2010.

4 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class A shares is estimated at 0.66%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class A shares           $55           $186           $329           $744


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
6   DWS GROWTH & INCOME VIP

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Robert Wang
Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1995 as portfolio manager for asset allocation after 13 years of experience of trading fixed income, foreign exchange and derivative products at J.P. Morgan.
   o Global Head of Quantitative Strategies Portfolio Management: New York.
   o Joined the portfolio in 2007.
   o BS, The Wharton School, University of Pennsylvania.

James B. Francis, CFA
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Head of Active Quantitative Equity Portfolio Management: New York.
   o Joined Deutsche Asset Management in 2008 after 20 years of experience as senior quantitative global equity portfolio manager at State Street Global Advisors, and most recently, Northern Trust Global Investments.
   o Joined the portfolio in 2008.
   o BS in Applied Mathematics from University of Massachusetts, Amherst.

Julie Abbett
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Senior portfolio manager for Global Quantitative Equity: New York.
   o Joined Deutsche Asset Management in 2000 after four years of combined experience as a consultant with equity trading services for BARRA, Inc. and a product developer for FactSet Research.
   o Joined the portfolio in 2007.
   o BA, University of Connecticut.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     DWS GROWTH & INCOME VIP   7

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS GROWTH & INCOME VIP - CLASS A



YEARS ENDED DECEMBER 31,                               2008         2007          2006          2005        2004
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  10.81      $  10.94   $  9.72          $  9.29    $ 8.50
-------------------------------------------------   --------      --------   ----------       -------    ------
Income (loss) from investment operations:
 Net investment income (loss)a                           .10           .13        .13c            .10      .12
_________________________________________________   ________      ________   __________       _______    ______
 Net realized and unrealized gain (loss)              ( 3.45)          .02     1.19               .45      .74
-------------------------------------------------   --------      --------   ----------       -------    ------
 TOTAL FROM INVESTMENT OPERATIONS                     ( 3.35)          .15     1.32               .55      .86
-------------------------------------------------   --------      --------   ----------       -------    ------
Less distributions from:
 Net investment income                                (  .18)       (  .13)  (  .10)            ( .12)   ( .07)
_________________________________________________   ________      ________   __________       _______    ______
 Net realized gains                                   ( 2.16)       (  .15)       -                 -        -
-------------------------------------------------   --------      --------   ----------       -------    ------
 TOTAL DISTRIBUTIONS                                  ( 2.34)       (  .28)  (  .10)            ( .12)   ( .07)
-------------------------------------------------   --------      --------   ----------       -------    ------
NET ASSET VALUE, END OF PERIOD                      $   5.12      $  10.81   $ 10.94          $  9.72    $ 9.29
-------------------------------------------------   --------      --------   ----------       -------    ------
Total Return (%)                                      (38.31)b     1.36b        13.63b,c       6.07b     10.16
_________________________________________________   ________      ________   __________       _______    ______
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    94           196      280               294      172
_________________________________________________   ________      ________   __________       _______    ______
Ratio of expenses before expense reductions (%)          .60           .57      .56               .57      .56
_________________________________________________   ________      ________   __________       _______    ______
Ratio of expenses after expense reductions (%)           .54           .56      .54               .54      .56
_________________________________________________   ________      ________   __________       _______    ______
Ratio of net investment income (loss) (%)               1.34          1.18       1.24c           1.10     1.37
_________________________________________________   ________      ________   __________       _______    ______
Portfolio turnover rate (%)                              130           310      105               115       33
-------------------------------------------------   --------      --------   ----------       -------    ------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.06% lower.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
8   DWS GROWTH & INCOME VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS GROWTH & INCOME VIP - CLASS A



                MAXIMUM                  INITIAL HYPOTHETICAL                         ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                               OF RETURN:
                 0.00%                         $10,000                                     5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 0.54%                4.46%            $ 10,446.00           $  55.20
   2             10.25%                 0.60%                9.06%            $ 10,905.62           $  64.05
   3             15.76%                 0.60%               13.85%            $ 11,385.47           $  66.87
   4             21.55%                 0.60%               18.86%            $ 11,886.43           $  69.82
   5             27.63%                 0.60%               24.09%            $ 12,409.44           $  72.89
   6             34.01%                 0.60%               29.55%            $ 12,955.45           $  76.09
   7             40.71%                 0.60%               35.25%            $ 13,525.49           $  79.44
   8             47.75%                 0.60%               41.21%            $ 14,120.61           $  82.94
   9             55.13%                 0.60%               47.42%            $ 14,741.92           $  86.59
  10             62.89%                 0.60%               53.91%            $ 15,390.56           $  90.40
TOTAL                                                                                               $ 744.29


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     DWS GROWTH & INCOME VIP   9

DWS CAPITAL GROWTH VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks to provide long-term growth of capital.

The portfolio normally invests at least 65% of total assets in equities, mainly common stocks of US companies. Although the portfolio can invest in companies of any size, it intends to invest primarily in companies whose market capitalizations are similar in size to the companies in the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000 (Reg. TM) Growth Index (as of February 28, 2009, the S&P 500 Index and the Russell 1000 (Reg. TM) Growth Index had median market capitalizations of $5 billion and $2.9 billion, respectively). The portfolio may also invest in other types of equity securities, such as preferred stocks or convertible securities.


In choosing stocks, portfolio management begins by utilizing a proprietary quantitative model to rank stocks based on a number of factors including valuation and profitability. Portfolio management also applies fundamental techniques to identify companies that display above-average earnings growth compared to other companies and that have strong product lines, effective management and leadership positions within core markets. The factors considered and models used by portfolio management may change over time.

Portfolio management will normally sell a stock when portfolio management believes its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio's emphasis on a given industry.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, the portfolio may use futures, options and covered call options.

As a temporary defensive measure, the portfolio could shift up to 100% of assets in cash and cash equivalents, US government securities, money market instruments and high quality debt securities without equity features. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.



THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
10   DWS CAPITAL GROWTH VIP

GROWTH INVESTING RISK. Since growth stocks usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks for their potential superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

INDUSTRY RISK. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio may make sense for investors seeking long-term growth.

DWS VARIABLE SERIES I
CLASS A SHARES
                                                     DWS CAPITAL GROWTH VIP   11

PERFORMANCE - CLASS A

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Prior to February 15, 2009, the portfolio operated with a different investment strategy. Performance would have been different if the portfolio's current investment strategy had been in effect.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS A
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  35.23       -9.90      -19.36      -29.18     26.89       7.99      8.96      8.53     12.59       -32.98
  1999       2000        2001        2002       2003       2004      2005      2006       2007      2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 24.86%, Q4 1999              WORST QUARTER: -21.49%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -7.08%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                              1 YEAR         5 YEARS        10 YEARS
Portfolio - Class A                            -32.98          -0.74          -1.60
Russell 1000 (Reg. TM) Growth Index            -38.44          -3.42          -4.27
Standard & Poor's (S&P) 500 Index              -37.00          -2.19          -1.38

Total returns would have been lower if operating expenses hadn't been reduced.

On April 1, 2009, the Russell 1000 Growth Index replaced the Standard & Poor's 500 Index as the portfolio's benchmark index because the Advisor believes that it more accurately reflects the portfolio's investment strategy.

RUSSELL 1000 (Reg. TM) GROWTH INDEX is an unmanaged index that consists of those stocks in the Russell 1000 (Reg. TM) Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000 (Reg. TM) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

ADDITIONAL PERFORMANCE INFORMATION. Owen Fitzpatrick, Lead Manager to the portfolio, previously managed private accounts with substantially similar investment objectives, policies and strategies as the portfolio when he was employed by Deutsche Bank Private Wealth Management. See the section entitled "Additional Performance Information" for more information. This performance does not represent the performance of the portfolio and should not be considered an indication of future performance of the portfolio.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
12   DWS CAPITAL GROWTH VIP

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                          CLASS A
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_______________________________________________________________________
Management Fee                                       0.37%
Distribution/Service (12b-1) Fee                     None
Other Expenses 1                                     0.13
TOTAL ANNUAL OPERATING EXPENSES                      0.50
Less Fee Waiver/Expense Reimbursement                0.01
NET ANNUAL OPERATING EXPENSES 2,3                    0.49

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.49% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class A shares is estimated at 0.53%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class A shares           $50           $159           $279           $627


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     DWS CAPITAL GROWTH VIP   13

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. The team is led by a lead portfolio manager who is responsible for developing the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Owen Fitzpatrick, CFA
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management and the portfolio in 2009.
   o Prior to joining Deutsche Asset Management, he was Managing Director of Deutsche Bank Private Wealth Management and served as head of U.S. Equity Strategy and manager of the U.S. large cap core, value and growth portfolios and member of the U.S. Investment Committee and head of the Equity Strategy Group.
   o Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank in 1995, he managed an equity income fund, trust and advisory relationships for Princeton Bank & Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Prior to that, he served as a portfolio manager at Manufacturer's Hanover Trust Company.
   o BA and MBA, Fordham University.

Richard Shepley
Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1998 and the portfolio in 2007.
   o Previous experience includes eight years of investment industry experience as research analyst for global beverage and media sectors at Newton Investment Management and assistant manager in corporate tax and corporate insolvency department at PriceWaterhouse, London.
   o MA, Oxford University.

Brendan O'Neill, CFA
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2000 and the portfolio in 2009.
   o Equity Research Analyst covering the financial services sector since
     2001.
   o Previously served as a member of the Large Cap Core Equity team.
   o BA, Queens College, CUNY; MS, Zicklin School of Business, Baruch College.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
14   DWS CAPITAL GROWTH VIP

ADDITIONAL PERFORMANCE INFORMATION

The table below illustrates the performance of a composite of certain private accounts ("Accounts") managed by OWEN FITZPATRICK, Lead Manager to DWS Capital Growth VIP, while employed by Deutsche Bank Private Wealth Management. For more information about Owen Fitzpatrick, please refer to the "Portfolio management" section of this prospectus. Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the portfolio. As of December 31, 2008, the total assets in the composite were $328 million.

Unlike management of the private accounts included in the composite, Owen Fitzpatrick's management of the portfolio is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the Accounts. In addition, the portfolio generally experiences cash flows that are different from those of the Accounts. All of these factors may adversely affect the performance of the portfolio and cause it to differ from that of the Accounts in the composite described below.

Composite results below represent the performance of the Accounts, net of the annual rate of estimated total operating expenses of portfolio's Class B shares, as of December 31, 2008. THE COMPOSITE RESULTS DO NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUTURE PERFORMANCE OF THE PORTFOLIO. The composite results are not required to be, and were not calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result.


  AVERAGE ANNUAL TOTAL RETURN (%)**
      (AS OF DECEMBER 31, 2008)              1 YEAR           3 YEARS         SINCE INCEPTION*
FEE ADJUSTED, NO-LOAD
(reflects no deduction for sales
charge)                                       -33.57%           -2.51%              0.76%
RUSSELL 1000 (Reg. TM) GROWTH INDEX
(reflects no deductions for fees,
expenses or taxes)                            -38.44%           -9.11%             -3.76%
STANDARD & POOR'S 500 INDEX
(reflects no deductions for fees,
expenses or taxes)                            -37.00%           -8.36%             -2.65%

* Date of Inception is April 1, 2004 which corresponds to the date that Mr. Fitzpatrick became the sole, lead portfolio manager of the Accounts.

**   Average Annual Total Returns reflect the gross returns of the Accounts reduced by the estimated net annual operating expenses of the DWS Capital Growth VIP - Class B shares (0.82% annually). Actual fees and expenses of the Accounts may have been more or less than those of the portfolio. Returns reflect the reinvestment of dividends and distributions.

RUSSELL 1000 (Reg. TM) GROWTH INDEX is an unmanaged index that consists of those stocks in the Russell 1000 (Reg. TM) Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000 (Reg. TM) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     DWS CAPITAL GROWTH VIP   15

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS CAPITAL GROWTH VIP - CLASS A



YEARS ENDED DECEMBER 31,                               2008          2007          2006          2005         2004
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  20.41      $  18.24       $  16.90      $  15.67    $  14.59
-------------------------------------------------   --------      --------       --------      --------    --------
Income (loss) from investment operations:
 Net investment income (loss)a                           .16        .17d           .13c             .10         .14
_________________________________________________   ________      ________       ________      ________    ________
 Net realized and unrealized gain (loss)              ( 6.83)         2.12           1.31          1.29        1.02
-------------------------------------------------   --------      --------       --------      --------    --------
 TOTAL FROM INVESTMENT OPERATIONS                     ( 6.67)         2.29           1.44          1.39        1.16
-------------------------------------------------   --------      --------       --------      --------    --------
Less distributions from:
 Net investment income                                (  .19)       (  .12)        (  .10)       (  .16)     (  .08)
_________________________________________________   ________      ________       ________      ________    ________
NET ASSET VALUE, END OF PERIOD                      $  13.55      $  20.41       $  18.24      $  16.90    $  15.67
-------------------------------------------------   --------      --------       --------      --------    --------
Total Return (%)                                      (32.98)b     12.59b        8.53b,c        8.96b          7.99
_________________________________________________   ________      ________       ________      ________    ________
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   594         1,058          1,131         1,031         698
_________________________________________________   ________      ________       ________      ________    ________
Ratio of expenses before expense reductions (%)          .50           .53            .52           .50         .50
_________________________________________________   ________      ________       ________      ________    ________
Ratio of expenses after expense reductions (%)           .49           .52            .49           .49         .50
_________________________________________________   ________      ________       ________      ________    ________
Ratio of net investment income (loss) (%)                .89        .86d           .73c             .61         .98
_________________________________________________   ________      ________       ________      ________    ________
Portfolio turnover rate (%)                               21            30             16            17          15
-------------------------------------------------   --------      --------       --------      --------    --------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.03% lower.

d Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 per share and 0.17% of average daily net assets, respectively.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
16   DWS CAPITAL GROWTH VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS CAPITAL GROWTH VIP - CLASS A



                MAXIMUM                  INITIAL HYPOTHETICAL                         ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                               OF RETURN:
                 0.00%                         $10,000                                     5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 0.49%                4.51%            $ 10,451.00           $  50.10
   2             10.25%                 0.50%                9.21%            $ 10,921.30           $  53.43
   3             15.76%                 0.50%               14.13%            $ 11,412.75           $  55.84
   4             21.55%                 0.50%               19.26%            $ 11,926.33           $  58.35
   5             27.63%                 0.50%               24.63%            $ 12,463.01           $  60.97
   6             34.01%                 0.50%               30.24%            $ 13,023.85           $  63.72
   7             40.71%                 0.50%               36.10%            $ 13,609.92           $  66.58
   8             47.75%                 0.50%               42.22%            $ 14,222.37           $  69.58
   9             55.13%                 0.50%               48.62%            $ 14,862.37           $  72.71
  10             62.89%                 0.50%               55.31%            $ 15,531.18           $  75.98
TOTAL                                                                                               $ 627.26


DWS VARIABLE SERIES I
CLASS A SHARES
                                                     DWS CAPITAL GROWTH VIP   17

DWS GLOBAL OPPORTUNITIES VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks above-average capital appreciation over the long term.

The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the S&P Developed SmallCap Index, formerly the S&P/Citigroup Extended Market Index - World). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the US). As of December 31, 2008, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion at the time of purchase. As part of the investment process (and low turnover strategy) the portfolio may own stocks even though they exceed the market capitalization upper range.

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which 5% of net assets may be junk bonds, i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and a higher risk of default. In addition to common stocks, the portfolio may invest in other types of equities such as preferred or convertible stocks.

In choosing securities, portfolio management uses a combination of three analytical disciplines:

BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

ANALYSIS OF GLOBAL THEMES. Portfolio management considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

Portfolio management will normally sell a stock when portfolio management believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the portfolio's exposure to a given country.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indicies, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
18   DWS GLOBAL OPPORTUNITIES VIP

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. An important factor with the portfolio is how the stock markets perform - in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Compared to large company stocks, small company stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These risk factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

o POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investments and imposed higher taxes.

o INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a company, as compared to the financial reports required in the US.

o LIQUIDITY RISK. Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US exchanges. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the portfolio's foreign investments.

o REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o CURRENCY RISK. The portfolio invests in securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gain received on these securities.

o LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the legal remedies available in the US.

o TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the portfolio. In addition, special US tax considerations may apply to the portfolio's foreign investments.

EMERGING MARKET RISK. All of the risks of investing in foreign securities are increased in connection with investments in emerging markets securities. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries with emerging economies can be dependent upon exports, are vulnerable to falling demand from developed countries, and are more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.


DWS VARIABLE SERIES I
CLASS A SHARES
                                               DWS GLOBAL OPPORTUNITIES VIP   19

Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls.

SMALL COMPANY CAPITALIZATION RISK. Small company stocks tend to experience steeper price fluctuations than the stocks of larger companies. A shortage of reliable information can also pose added risk to small company stocks. Industry-wide reversals may have a greater impact on small companies, since they lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks. Accordingly, it may be harder to find buyers for small company shares.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

o growth stocks may be out of favor for certain periods.

o a bond could fall in credit quality, go into default, or decrease in value for various reasons, including a change in prevailing interest rates; this risk is greater with junk bonds and foreign bonds.

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
20   DWS GLOBAL OPPORTUNITIES VIP

PERFORMANCE - CLASS A

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS A
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  65.88       -5.29      -24.59      -19.89     49.09      23.35      18.19      22.08      9.33       -49.96
  1999       2000        2001        2002       2003       2004       2005       2006       2007      2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 40.96%, Q4 1999              WORST QUARTER: -28.40%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -8.09%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                       1 YEAR         5 YEARS        10 YEARS
Portfolio - Class A                     -49.96          -0.54           3.26
S&P Developed SmallCap Index            -43.75          0.81            4.12

Total returns would have been lower if operating expenses hadn't been reduced.

THE S&P DEVELOPED SMALLCAP INDEX (formerly the S&P/Citigroup Extended Market Index - World) is an unmanaged index of small-capitalization stocks within 26 countries around the globe.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


DWS VARIABLE SERIES I
CLASS A SHARES
                                               DWS GLOBAL OPPORTUNITIES VIP   21

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                          CLASS A
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_______________________________________________________________________
Management Fee                                       0.89%
Distribution/Service (12b-1) Fee                     None
Other Expenses 1                                     0.22
TOTAL ANNUAL OPERATING EXPENSES                      1.11
Less Fee Waiver/Expense Reimbursement                0.01
NET ANNUAL OPERATING EXPENSES 2,3                    1.10

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.95% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at ratios no higher than 1.10% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class A shares is estimated at 1.15%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class A shares          $112           $352           $611         $1,351


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
22   DWS GLOBAL OPPORTUNITIES VIP

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Joseph Axtell, CFA
Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio in 2002.
   o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
   o Director, International Research at PCM International
     (1989-1996).
   o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
   o Analyst at Prudential-Bache Capital Funding in London
     (1987-1988).
   o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
   o B.S. Carlson School of Management, University of Minnesota.

Jeffrey Saeger, CFA
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1996 and the portfolio effective January 15, 2009.
   o Over 14 years of investment industry experience.
   o BS, State University of New York at Fredonia.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS VARIABLE SERIES I
CLASS A SHARES
                                               DWS GLOBAL OPPORTUNITIES VIP   23

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS GLOBAL OPPORTUNITIES VIP - CLASS A



YEARS ENDED DECEMBER 31,                              2008         2007          2006         2005        2004
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  18.28     $  18.15   $ 15.00       $ 12.77     $ 10.38
-------------------------------------------------   --------     --------   ----------    -------     -------
Income (loss) from investment operations:
 Net investment income (loss)a                       .20e          .08d         .03c         .04         .01
_________________________________________________   ________     ________   __________    _______     _______
 Net realized and unrealized gain (loss)              ( 8.18)        1.61     3.28          2.27        2.41
-------------------------------------------------   --------     --------   ----------    -------     -------
 TOTAL FROM INVESTMENT OPERATIONS                     ( 7.98)        1.69     3.31          2.31        2.42
-------------------------------------------------   --------     --------   ----------    -------     -------
Less distributions from:
 Net investment income                                (  .04)      (  .23)  (  .16)       (  .08)     (  .03)
_________________________________________________   ________     ________   __________    _______     _______
 Net realized gains                                   ( 2.47)      ( 1.33)       -             -           -
-------------------------------------------------   --------     --------   ----------    -------     -------
 TOTAL DISTRIBUTIONS                                  ( 2.51)      ( 1.56)  (  .16)       (  .08)     (  .03)
-------------------------------------------------   --------     --------   ----------    -------     -------
NET ASSET VALUE, END OF PERIOD                      $   7.79     $  18.28   $ 18.15       $ 15.00     $ 12.77
-------------------------------------------------   --------     --------   ----------    -------     -------
Total Return (%)                                      (49.96)b    9.33b        22.08c      18.19       23.35
_________________________________________________   ________     ________   __________    _______     _______
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   117          310      331           285         232
_________________________________________________   ________     ________   __________    _______     _______
Ratio of expenses before expense reductions (%)         1.11         1.14     1.12          1.17        1.18
_________________________________________________   ________     ________   __________    _______     _______
Ratio of expenses after expense reductions (%)           .99         1.12     1.12          1.17        1.18
_________________________________________________   ________     ________   __________    _______     _______
Ratio of net investment income (loss) (%)            1.53e         .45d         .16c         .32         .09
_________________________________________________   ________     ________   __________    _______     _______
Portfolio turnover rate (%)                               21           19       28            30          24
-------------------------------------------------   --------     --------   ----------    -------     -------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.

d Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.02 per share and 0.09% of average daily net assets, respectively.

e Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.37% of average daily net assets, respectively.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
24   DWS GLOBAL OPPORTUNITIES VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS GLOBAL OPPORTUNITIES VIP - CLASS A



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 1.10%                3.90%            $ 10,390.00          $   112.15
   2             10.25%                 1.11%                7.94%            $ 10,794.17          $   117.57
   3             15.76%                 1.11%               12.14%            $ 11,214.06          $   122.15
   4             21.55%                 1.11%               16.50%            $ 11,650.29          $   126.90
   5             27.63%                 1.11%               21.03%            $ 12,103.49          $   131.83
   6             34.01%                 1.11%               25.74%            $ 12,574.31          $   136.96
   7             40.71%                 1.11%               30.63%            $ 13,063.45          $   142.29
   8             47.75%                 1.11%               35.72%            $ 13,571.62          $   147.82
   9             55.13%                 1.11%               41.00%            $ 14,099.56          $   153.58
  10             62.89%                 1.11%               46.48%            $ 14,648.03          $   159.55
TOTAL                                                                                              $ 1,350.80


DWS VARIABLE SERIES I
CLASS A SHARES
                                               DWS GLOBAL OPPORTUNITIES VIP   25

DWS INTERNATIONAL VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments (equities issued by foreign-based companies and listed on foreign exchanges).

Although the portfolio can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). The portfolio's equity investments are mainly common stocks, but may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

In choosing securities, portfolio management uses a combination of two analytical disciplines:

BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

TOP-DOWN ANALYSIS. Portfolio management considers the economic outlooks for various sectors and industries while looking for those that may benefit from changes in the overall business environment.

Portfolio management will normally sell a stock when portfolio management believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the portfolio's exposure to a given country.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, the portfolio may use futures, currency options and forward currency transactions.

For temporary defensive purposes, the portfolio may invest up to 100% of its assets in Canadian and US Government obligations or currencies, securities of companies incorporated in and having their principal place of business in Canada or the US or in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
26   DWS INTERNATIONAL VIP

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. As with most stock funds, an important factor with this portfolio is how stock markets perform - in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

o POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investments and imposed higher taxes.

o INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a company, as compared to the financial reports required in the US.

o LIQUIDITY RISK. Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US exchanges. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the portfolio's foreign investments.

o REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o CURRENCY RISK. The portfolio invests in securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gain received on these securities.

o LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the legal remedies available in the US.

o TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the portfolio. In addition, special US tax considerations may apply to the portfolio's foreign investments.

EMERGING MARKET RISK. All of the risks of investing in foreign securities are increased in connection with investments in emerging markets securities. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries with emerging economies can be dependent upon exports, are vulnerable to falling demand from developed countries, and are more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                      DWS INTERNATIONAL VIP   27

Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of foreign governments, industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters.

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
28   DWS INTERNATIONAL VIP

PERFORMANCE - CLASS A

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS A
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  54.51       -21.70      -30.86      -18.37     27.75      16.53      16.17      25.91      14.59       -48.21
  1999        2000        2001        2002       2003       2004       2005       2006       2007       2008




                 FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 29.06%, Q4 1999               WORST QUARTER: -26.71%, Q3 2008
2009 TOTAL RETURN AS OF MARCH 31: -12.58%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                    1 YEAR         5 YEARS        10 YEARS
Portfolio - Class A                  -48.21           0.23          -1.24
MSCI EAFE (Reg. TM) Index            -43.38           1.66          0.80

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND THE FAR EAST (MSCI EAFE (Reg. TM)) INDEX is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                      DWS INTERNATIONAL VIP   29

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                          CLASS A
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_______________________________________________________________________
Management Fee                                        0.77
Distribution/Service (12b-1) Fee                      None
Other Expenses 1                                      0.24
TOTAL ANNUAL OPERATING EXPENSES                       1.01
Less Fee Waiver/Expense Reimbursement                 0.05
NET ANNUAL OPERATING EXPENSES 2,3                     0.96

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.96% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class A shares is estimated at 0.99%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class A shares           $98           $317           $553         $1,232


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
30   DWS INTERNATIONAL VIP

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following person handles the day-to-day management of the portfolio:

Joseph Axtell, CFA
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio in 2008.
   o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
   o Director, International Research at PCM International
     (1989-1996).
   o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
   o Analyst at Prudential-Bache Capital Funding in London
     (1987-1988).
   o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
   o B.S., Carlson School of Management, University of Minnesota.

The following individual has been named consultant to the portfolios' advisor, Deutsche Investment Management Americas Inc. (the "Advisor").

Michael Sieghart, CFA
Managing Director of DWS Investment GmbH: Frankfurt and consultant to the
Advisor.
   o Joined DWS Investment GmbH: Frankfurt in 1997.
   o Senior fund manager of global and European equities: Frankfurt.
   o Master's degree in finance and economics from the University of Economics and Business Administration, Vienna.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                      DWS INTERNATIONAL VIP   31

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS INTERNATIONAL VIP - CLASS A



YEARS ENDED DECEMBER 31,                                 2008           2007         2006        2005       2004
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   15.01        $  13.42     $  10.85    $  9.50    $  8.26
-------------------------------------------------    ---------        --------     --------    -------    -------
Income (loss) from investment operations:
 Net investment income (loss)a                         .29e             .21d         .28c          .15        .09
_________________________________________________    _________        ________     ________    _______    _______
 Net realized and unrealized gain (loss)                ( 6.46)           1.73         2.51       1.36       1.26
-------------------------------------------------    ---------        --------     --------    -------    -------
 TOTAL FROM INVESTMENT OPERATIONS                       ( 6.17)           1.94         2.79       1.51       1.35
-------------------------------------------------    ---------        --------     --------    -------    -------
Less distributions from:
 Net investment income                                  (  .17)         (  .35)      (  .22)    (  .16)     ( .11)
_________________________________________________    _________        ________     ________    _______    _______
 Net realized gains                                     ( 2.15)              -            -          -          -
-------------------------------------------------    ---------        --------     --------    -------    -------
 TOTAL DISTRIBUTIONS                                    ( 2.32)         (  .35)      (  .22)    (  .16)     ( .11)
-------------------------------------------------    ---------        --------     --------    -------    -------
NET ASSET VALUE, END OF PERIOD                       $    6.52        $  15.01     $  13.42    $ 10.85    $  9.50
-------------------------------------------------    ---------        --------     --------    -------    -------
Total Return (%)                                        (48.21)b,f       14.59        25.91      16.17      16.53
_________________________________________________    _________        ________     ________    _______    _______
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                     297             702          702        558        533
_________________________________________________    _________        ________     ________    _______    _______
Ratio of expenses before expense reductions (%)           1.01             .98          .98       1.02       1.04
_________________________________________________    _________        ________     ________    _______    _______
Ratio of expenses after expense reductions (%)             .97             .98          .98       1.02       1.04
_________________________________________________    _________        ________     ________    _______    _______
Ratio of net investment income (loss) (%)             2.74e            1.48d        2.32c         1.59       1.05
_________________________________________________    _________        ________     ________    _______    _______
Portfolio turnover rate (%)                                123             108          105         59         73
-------------------------------------------------    ---------        --------     --------    -------    -------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.11 per share and 0.92% of average daily net assets, respectively.

d Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.33% of average daily net assets, respectively.

e Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.82% of average daily net assets, respectively.

f Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.06% lower.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
32   DWS INTERNATIONAL VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS INTERNATIONAL VIP - CLASS A



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE           ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND           FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES              EXPENSES
   1              5.00%                 0.96%                4.04%            $ 10,404.00           $    97.94
   2             10.25%                 1.01%                8.19%            $ 10,819.12           $   107.18
   3             15.76%                 1.01%               12.51%            $ 11,250.80           $   111.45
   4             21.55%                 1.01%               17.00%            $ 11,699.71           $   115.90
   5             27.63%                 1.01%               21.67%            $ 12,166.53           $   120.52
   6             34.01%                 1.01%               26.52%            $ 12,651.97           $   125.33
   7             40.71%                 1.01%               31.57%            $ 13,156.79           $   130.33
   8             47.75%                 1.01%               36.82%            $ 13,681.74           $   135.53
   9             55.13%                 1.01%               42.28%            $ 14,227.64           $   140.94
  10             62.89%                 1.01%               47.95%            $ 14,795.33           $   146.57
TOTAL                                                                                               $ 1,231.69


DWS VARIABLE SERIES I
CLASS A SHARES
                                                      DWS INTERNATIONAL VIP   33

DWS HEALTH CARE VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the portfolio's 80% investment policy, to be considered part of the health care sector, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The portfolio will invest primarily in securities of US companies, but may invest in foreign companies as well.

In choosing stocks, portfolio management uses a combination of three analytical disciplines:

BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

TOP-DOWN ANALYSIS. Portfolio management considers the economic outlooks for various industries within the health care sector while looking for those that may benefit from changes in the overall business environment.

Portfolio management may favor securities from different industries and companies within the health care sector at different times. Portfolio management will normally sell a stock when portfolio management believes its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given health care industry.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.



DERIVATIVES AND OTHER INVESTMENTS

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indicies, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
34   DWS HEALTH CARE VIP

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.

FOREIGN INVESTMENT RISK. To the extent the portfolio invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the portfolio's investments or prevent the portfolio from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. These risks tend to be greater in emerging markets so, to the extent the portfolio invests in emerging markets, it takes on greater risks. The currency of a country in which the portfolio has invested could decline relative to the value of the US dollar, which decreases the value of the investment to US investors. The investments of the portfolio may be subject to foreign withholding taxes.

GROWTH INVESTING RISK. Since growth stocks usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks for their potential superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

CONCENTRATION RISK. The portfolio concentrates its investments in the industries of the health care sector. As a result, factors affecting that sector, such as rapid product obsolescence and the unpredictability of winning government approvals, will have a significant impact on the portfolio's performance.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.


DWS VARIABLE SERIES I
CLASS A SHARES
                                                        DWS HEALTH CARE VIP   35

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to experience steeper price fluctuations than stocks of larger companies. A shortage of reliable information can also pose added risk to stocks of medium-sized companies. Industry-wide reversals may have a greater impact on medium-sized companies, since they usually lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks. Accordingly, it may be harder to find buyers for medium-sized company shares.

SMALL COMPANY CAPITALIZATION RISK. Small company stocks tend to experience steeper price fluctuations than the stocks of larger companies. A shortage of reliable information can also pose added risk to small company stocks. Industry-wide reversals may have a greater impact on small companies, since they lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks. Accordingly, it may be harder to find buyers for small company shares.

Another factor that could affect performance is:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

The portfolio may make sense for investors who are comfortable with higher risks of a portfolio that focuses on an often volatile sector and are interested in gaining exposure to the health care sector.



PERFORMANCE - CLASS A

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS A
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  -23.10      33.70       9.59      8.50      6.17     13.20     -23.20
   2002       2003       2004      2005      2006      2007     2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 15.08%, Q2 2003              WORST QUARTER: -16.45%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -6.14%

                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
36   DWS HEALTH CARE VIP

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                            1 YEAR         5 YEARS        SINCE INCEPTION*
Portfolio - Class A                          -23.20          1.88               2.42
Standard & Poor's (S&P) 500 Index            -37.00          -2.19              -2.36
S&P Goldman Sachs Healthcare
Index                                        -23.59          0.77               0.45

*   Inception: May 1, 2001. Index comparisons begin April 30, 2001.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

S&P GOLDMAN SACHS HEALTHCARE INDEX is an unmanaged, market-capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.





HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                     CLASS A
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
__________________________________________________________________
Management Fee                                  0.67%
Distribution/Service (12b-1) Fee                None
Other Expenses 1                                0.25
TOTAL ANNUAL OPERATING EXPENSES 2               0.92

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class A shares is estimated at 1.00%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class A shares           $94           $293           $509         $1,131


DWS VARIABLE SERIES I
CLASS A SHARES
                                                        DWS HEALTH CARE VIP   37

THE PORTFOLIO MANAGERS

The following person handles the day-to-day management of the portfolio:

Leefin Lai, CFA
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio in 2001, previously serving as an analyst for Salomon Smith Barney and Paine Webber and as Vice President/analyst for Citigroup Global Asset Management and Scudder Kemper Investments.
   o Over 15 years of investment industry experience.
   o BS, MBA, University of Illinois.

The following person has been named consultant to the Advisor:

Thomas E. Bucher, CFA
Managing Director of Deutsche Asset Management and Consultant to the Advisor.
   o Joined Deutsche Asset Management in 1995 and became consultant to the portfolio's Advisor in 2002, previously serving as analyst for European Chemical, Oil, Steel and Engineering sectors and analyst/portfolio manager for Eastern European equity.
   o Head of global equity research team for health care sector and portfolio manager for European Equity: Frankfurt.
   o MA, University of Tuegingen, Germany.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
38   DWS HEALTH CARE VIP

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS HEALTH CARE VIP - CLASS A



YEARS ENDED DECEMBER 31,                         2008         2007          2006         2005        2004
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  14.68      $  13.77      $ 13.02     $  12.00    $  10.95
-------------------------------------------   --------      --------      -------     --------    --------
Income (loss) from investment operations:
 Net investment income (loss)a                  .09d          .03c         (  .01)b     (  .02)     (  .03)
___________________________________________   ________      ________      _______     ________    ________
 Net realized and unrealized gain (loss)        ( 3.08)         1.75          .81         1.04        1.08
-------------------------------------------   --------      --------      -------     --------    --------
 TOTAL FROM INVESTMENT OPERATIONS               ( 2.99)         1.78          .80         1.02        1.05
-------------------------------------------   --------      --------      -------     --------    --------
Less distributions from:
 Net investment income                          (  .04)            -            -            -           -
___________________________________________   ________      ________      _______     ________    ________
 Net realized gains                             ( 2.20)       (  .87)      (  .05)           -           -
___________________________________________   ________      ________      _______     ________    ________
 TOTAL DISTRIBUTIONS                            ( 2.24)       (  .87)      (  .05)           -           -
-------------------------------------------   --------      --------      -------     --------    --------
NET ASSET VALUE, END OF PERIOD                $   9.45      $  14.68      $ 13.77     $  13.02    $  12.00
-------------------------------------------   --------      --------      -------     --------    --------
Total Return (%)                                (23.20)        13.20      6.17b           8.50        9.59
___________________________________________   ________      ________      _______     ________    ________
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)              60            98          101          109         109
___________________________________________   ________      ________      _______     ________    ________
Ratio of expenses (%)                              .92           .93          .89          .88         .88
___________________________________________   ________      ________      _______     ________    ________
Ratio of net investment income (loss) (%)       .79d          .19c         (  .03)b     (  .18)     (  .29)
___________________________________________   ________      ________      _______     ________    ________
Portfolio turnover rate (%)                         24            37           47           43          77
-------------------------------------------   --------      --------      -------     --------    --------

a   Based on average shares outstanding during the period.

b Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.

c Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.02 per share and 0.13% of average daily net assets, respectively.

d Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 per share and 0.28% of average daily net assets, respectively.

DWS VARIABLE SERIES I
CLASS A SHARES
                                                        DWS HEALTH CARE VIP   39

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS HEALTH CARE VIP - CLASS A



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE           ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND           FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES              EXPENSES
   1              5.00%                 0.92%                4.08%            $ 10,408.00           $    93.88
   2             10.25%                 0.92%                8.33%            $ 10,832.65           $    97.71
   3             15.76%                 0.92%               12.75%            $ 11,274.62           $   101.69
   4             21.55%                 0.92%               17.35%            $ 11,734.62           $   105.84
   5             27.63%                 0.92%               22.13%            $ 12,213.40           $   110.16
   6             34.01%                 0.92%               27.12%            $ 12,711.70           $   114.66
   7             40.71%                 0.92%               32.30%            $ 13,230.34           $   119.33
   8             47.75%                 0.92%               37.70%            $ 13,770.14           $   124.20
   9             55.13%                 0.92%               43.32%            $ 14,331.96           $   129.27
  10             62.89%                 0.92%               49.17%            $ 14,916.70           $   134.54
TOTAL                                                                                               $ 1,131.28


                                                           DWS VARIABLE SERIES I
                                                                  CLASS A SHARES
40   DWS HEALTH CARE VIP

DWS EQUITY 500 INDEX VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large US companies.

The portfolio invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its investment objective. While portfolio management gives priority to replicating the S&P 500 Index's performance, there is no assurance of achieving this objective.

The S&P 500 INDEX is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).



INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves portfolio management buying and selling securities based on research and analysis. Unlike a portfolio that is actively managed, an index portfolio tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

o indexing provides simplicity because it is a straightforward market-replicating strategy;

o index portfolios generally provide diversification by investing in a wide variety of companies and industries;

o an index portfolio's investments are generally predictable in that the portfolio's investments are expected to replicate the target index;

o index portfolios tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research. Also, index portfolios usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and

o index portfolios generally realize low capital gains as compared with actively managed portfolios.


STRATEGY

The portfolio will pursue its investment objective by investing primarily in the securities of the companies included in the S&P 500 Index, and derivative instruments such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index. Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. Portfolio management uses quantitative analysis techniques to structure the portfolio to obtain a high correlation to the S&P 500 Index, while seeking to keep the portfolio as fully invested as possible in all market environments. To attempt to replicate the risk and return characteristics of the S&P 500 Index as closely as possible, the portfolio invests in a statistically selected sample of the securities found in the S&P 500 Index, using a process known as "optimization." This process selects stocks for the portfolio so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields), closely replicate those of the securities in the S&P 500 Index. Over the long term, the portfolio seeks a correlation between the performance of the portfolio, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.



PRINCIPAL INVESTMENTS

Under normal circumstances, the portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index. The portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the S&P 500 Index as a whole. Portfolio management may exclude or remove any S&P 500 Index stock from the portfolio if portfolio management believes that the stock is illiquid or that the merit of the investment


DWS INVESTMENTS VIT FUNDS
CLASS A SHARES
                                                   DWS EQUITY 500 INDEX VIP   41
has been impaired by financial conditions or other extraordinary events. At times, portfolio management may purchase a stock not included in the S&P 500 Index when it is believed to be a cost-efficient way of approximating the S&P 500 Index's performance, for example, in anticipation of a stock being added to the S&P 500 Index. The portfolio may hold assets in short-term debt securities or money market instruments for liquidity purposes.

SECURITIES LENDING. The portfolio may lend its investment securities up to 30% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board could change the portfolio's investment objective without seeking shareholder approval. In addition, the portfolio's Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy, as described herein.



INVESTMENT PROCESS

In an effort to run an efficient and effective strategy, the portfolio uses the process of "optimization," a statistical sampling technique. First, the portfolio buys the stocks that make up the larger portions of the S&P 500 Index's value in roughly the same proportion as the S&P 500 Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, portfolio management tries to replicate the industry and risk characteristics of all of the smaller companies in the S&P 500 Index without buying all of those stocks. This approach attempts to maximize the portfolio's liquidity and returns while minimizing its costs. Historically, this portfolio has had a low portfolio turnover rate. Portfolio turnover measures the frequency that the portfolio sells and replaces the value of its securities within a given period. High turnover can increase the portfolio's transaction costs, thereby lowering its returns.



INFORMATION REGARDING THE INDEX

The portfolio is not sponsored, endorsed, sold or promoted by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the portfolio or any member of the public regarding the advisability of investing in securities generally or in the portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the portfolio.

S&P has no obligation to take the needs of the portfolio or the owners of the portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the portfolio to be issued or in the determination or calculation of the equation by which shares of the portfolio are redeemable for cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the portfolio.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the portfolio, owners of the portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


                                                       DWS INVESTMENTS VIT FUNDS
                                                                  CLASS A SHARES
42   DWS EQUITY 500 INDEX VIP

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.

TRACKING ERROR RISK. There are several reasons that the portfolio's performance may not replicate the S&P 500 Index exactly:

o Unlike the S&P 500 Index, the portfolio incurs fees and administrative expenses and transaction costs in trading stocks.

o The composition of the S&P 500 Index and the stocks held by the portfolio may occasionally diverge.

o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the portfolio's performance to deviate from that of the "fully invested" S&P 500 Index which does not include a cash component.

INDEX FUND RISK. Because the portfolio invests at least 80% of its assets in the stocks of companies included in the S&P 500 Index and in derivative instruments that provide exposure to the stocks of companies in the S&P 500 Index, it cannot alter its investment strategy in response to fluctuations in the market segment represented by the Index.

FUTURES AND OPTIONS RISK. The portfolio may invest, to a limited extent, in securities index futures or options, which are types of derivatives. The portfolio will not use these derivatives for speculative purposes. Rather, the portfolio invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

This portfolio is designed for investors interested in capital appreciation over the long term; exposure to the US equity markets as represented by larger companies; and investment returns that track the performance of the S&P 500 Index.


DWS INVESTMENTS VIT FUNDS
CLASS A SHARES
                                                   DWS EQUITY 500 INDEX VIP   43

PERFORMANCE - CLASS A

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS A
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  20.39       -9.24      -12.18      -22.31     28.16      10.59       4.68     15.52      5.30      -37.15
  1999       2000        2001        2002       2003       2004       2005      2006       2007      2008




                 FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 15.16%, Q2 2003               WORST QUARTER: -21.98%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -10.99%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                            1 YEAR         5 YEARS        10 YEARS
Portfolio - Class A Shares                   -37.15          -2.41          -1.66
Standard & Poor's (S&P) 500 Index            -37.00          -2.19          -1.38

Total returns would have been lower if operating expenses hadn't been reduced.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


                                                       DWS INVESTMENTS VIT FUNDS
                                                                  CLASS A SHARES
44   DWS EQUITY 500 INDEX VIP

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy, variable annuity contract or tax-qualified plan for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                       CLASS A
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
____________________________________________________________________
Management Fee                                    0.20%
Distribution/Service (12b-1) Fee                  None
Other Expenses 1                                  0.13
TOTAL ANNUAL OPERATING EXPENSES 2,3               0.33

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.37% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Although there can be no assurance that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2009, the Advisor has committed to review the continuance of waiver/expense reimbursement arrangement by September 30, 2009.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class A shares is estimated at 0.34%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class A shares           $34           $106           $185           $418

THE PORTFOLIO MANAGER

Brent Reeder is a Senior Vice President at Northern Trust Investments, NA ("NTI"). Mr. Reeder has had responsibility for the portfolio since May 2007. Mr. Reeder joined NTI in 1993. For the past seven years, he has managed quantitative equity portfolios.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS INVESTMENTS VIT FUNDS
CLASS A SHARES
                                                   DWS EQUITY 500 INDEX VIP   45

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information for the periods ended prior to December 31, 2005 was audited by Ernst & Young LLP, an independent registered public accounting firm.



DWS EQUITY 500 INDEX VIP - CLASS A



YEARS ENDED DECEMBER 31,                                 2008         2007         2006         2005        2004
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  15.53      $  14.97     $  13.11    $  12.73    $  11.64
---------------------------------------------------   --------      --------     --------    --------    --------
Income (loss) from investment operations:
 Net investment income (loss)a                             .27           .27          .24         .21         .21
___________________________________________________   ________      ________     ________    ________    ________
 Net realized and unrealized gain (loss)                ( 5.93)          .52         1.78         .37        1.01
---------------------------------------------------   --------      --------     --------    --------    --------
 TOTAL FROM INVESTMENT OPERATIONS                       ( 5.66)          .79         2.02         .58        1.22
---------------------------------------------------   --------      --------     --------    --------    --------
Less distributions from:
 Net investment income                                  (  .32)       (  .23)      (  .16)     (  .20)     (  .13)
___________________________________________________   ________      ________     ________    ________    ________
NET ASSET VALUE, END OF PERIOD                        $   9.55      $  15.53     $  14.97    $  13.11    $  12.73
---------------------------------------------------   --------      --------     --------    --------    --------
Total Return (%)                                        (37.15)b     5.30b        15.52b         4.68     10.59b
___________________________________________________   ________      ________     ________    ________    ________
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                     584         1,046        1,412       1,102         790
___________________________________________________   ________      ________     ________    ________    ________
Ratio of expenses before expense reductions and/or
recoupments (%)                                            .33           .33          .28         .27         .28
___________________________________________________   ________      ________     ________    ________    ________
Ratio of expenses after expense reductions and/or
recoupments (%)                                            .28           .30          .27         .27         .29
___________________________________________________   ________      ________     ________    ________    ________
Ratio of net investment income (loss) (%)                 2.07          1.71         1.73        1.62        1.76
___________________________________________________   ________      ________     ________    ________    ________
Portfolio turnover rate (%)                                  6         7c               9          15           1
---------------------------------------------------   --------      --------     --------    --------    --------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

                                                       DWS INVESTMENTS VIT FUNDS
                                                                  CLASS A SHARES
46   DWS EQUITY 500 INDEX VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS EQUITY 500 INDEX VIP - CLASS A



                MAXIMUM                  INITIAL HYPOTHETICAL                         ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                               OF RETURN:
                 0.00%                         $10,000                                     5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 0.33%                4.67%            $ 10,467.00           $  33.77
   2             10.25%                 0.33%                9.56%            $ 10,955.81           $  35.35
   3             15.76%                 0.33%               14.67%            $ 11,467.45           $  37.00
   4             21.55%                 0.33%               20.03%            $ 12,002.97           $  38.73
   5             27.63%                 0.33%               25.64%            $ 12,563.51           $  40.53
   6             34.01%                 0.33%               31.50%            $ 13,150.23           $  42.43
   7             40.71%                 0.33%               37.64%            $ 13,764.35           $  44.41
   8             47.75%                 0.33%               44.07%            $ 14,407.14           $  46.48
   9             55.13%                 0.33%               50.80%            $ 15,079.95           $  48.65
  10             62.89%                 0.33%               57.84%            $ 15,784.19           $  50.93
TOTAL                                                                                               $ 418.28


DWS INVESTMENTS VIT FUNDS
CLASS A SHARES
                                                   DWS EQUITY 500 INDEX VIP   47

OTHER POLICIES AND RISKS

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Each portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor, or a subadvisor, will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in a portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in each portfolio.

If you want more information on each portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that a portfolio will achieve its investment objective.

A complete list of each portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which a portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. Each portfolio's Statement of Additional Information includes a description of a portfolio's policies and procedures with respect to the disclosure of a portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for each portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154, or a subadvisor, makes portfolio investment decisions, buys and sells securities for each portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.


                               DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
                                                                  CLASS A SHARES
48   OTHER POLICIES AND RISKS

The Advisor receives a management fee from each portfolio. Below is the management rate paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets:



PORTFOLIO NAME                       FEE PAID
DWS Growth & Income VIP                 0.33%*
DWS Capital Growth VIP                  0.36%*
DWS Global Opportunities VIP            0.77%*
DWS International VIP                   0.73%*
DWS Health Care VIP                     0.67%
DWS Equity 500 Index VIP                0.15%*

* Reflecting the effect of expense limitations and/or fee waivers then in effect.


A discussion regarding the basis for the Board renewal of each portfolio's investment management agreement and, as applicable, subadvisory agreement, is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between each portfolio and Deutsche Investment Management Americas Inc., each portfolio pays the Advisor for providing most of each portfolio's administrative services.



PORTFOLIO SUBADVISOR


SUBADVISOR FOR DWS EQUITY 500 INDEX VIP

Northern Trust Investments, N.A. ("NTI"), the subadvisor for DWS Equity 500 Index VIP, is located at 50 South LaSalle Street, Chicago, IL 60603. NTI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI is a subsidiary of The Northern Trust Company ("TNTC"). TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. TNTC is the principal subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2008, NTI and its affiliates had assets under custody of $3.0 trillion, and assets under investment management of $558.8 billion.


DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
CLASS A SHARES
                                                     THE INVESTMENT ADVISOR   49

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIOS

The information in this section may affect anyone who selects one or more portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers one or more portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. Each portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS

The information in this prospectus applies to Class A shares of each portfolio. Each portfolio may offer two classes of shares (except DWS Equity 500 Index VIP, which offers three classes of shares). Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I and DWS Investments VIT Funds (which include each portfolio just described) are the participating insurance companies (the "insurance companies") that offer each portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. Each portfolio does not sell shares directly to the public. Each portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to a portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike a portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of a portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than a portfolio and have different expense ratios than a portfolio. As a result, the performance of a portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of that portfolio.

Each portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, a portfolio will ask for its name, address and other information that will allow a portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, a portfolio might request additional information (for instance, a portfolio would ask for documents such as the insurance company's articles of incorporation) to help a portfolio verify the insurance company's identity.

Each portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

Each portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


                               DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
                                                                  CLASS A SHARES
50   YOUR INVESTMENT IN THE PORTFOLIOS

BUYING AND SELLING SHARES

Each PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Each portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day each portfolio is open for business.

o Unless otherwise instructed, each portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o Each portfolio does not issue share certificates.

o Each portfolio reserves the right to reject purchases of shares for any reason.

o Each portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o Each portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o Each portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of each portfolio, they are deemed to be in each portfolio's best interests or when each portfolio is requested or compelled to do so by governmental authority or by applicable law.

o Each portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Each portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; each portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of each portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of a portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to each portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining


DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
CLASS A SHARES
                                          YOUR INVESTMENT IN THE PORTFOLIOS   51
shareholders and increased brokerage and administrative costs. These risks may be more pronounced if a portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a portfolio (e.g., "time zone arbitrage"). Each portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, each portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, a portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to a portfolio. Each portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. Each portfolio may take other trading activity into account if a portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. Each portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of each portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to each portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by each portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, each portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of each portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than each portfolio's policies, may permit certain transactions not permitted by each portfolio's policies, or prohibit transactions not subject to each portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of each portfolio that provide a substantially similar level of protection for each portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that each portfolio invests some portion of its assets in foreign securities, each portfolio has adopted certain fair valuation practices intended to protect each portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by each portfolio. (See "How each Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of each portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in each portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.


                               DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
                                                                  CLASS A SHARES
52   YOUR INVESTMENT IN THE PORTFOLIOS

Each portfolio's market timing policies and procedures may be modified or terminated at any time.


HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in a portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to a portfolio. Contract owners should contact their insurance company to effect transactions in connection with a portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of each portfolio, any record keeping/ sub-transfer agency/networking fees payable by each portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing a portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of each portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of each portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of each portfolio or of any particular share class of each portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of each portfolio. Additional information regarding these revenue sharing payments is included in each portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
CLASS A SHARES
                                          YOUR INVESTMENT IN THE PORTFOLIOS   53

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for each portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for each portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW EACH PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, each portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for each portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when each portfolio doesn't price the shares.



DISTRIBUTIONS

Each portfolio intends to declare and distribute dividends from their net investment income and capital gains, if any, annually. Each portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.


                               DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
                                                                  CLASS A SHARES
54   YOUR INVESTMENT IN THE PORTFOLIOS

TAXES

Each portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

Each portfolio's investments in certain debt obligations may cause each portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, each portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.


DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
CLASS A SHARES
                                                              DISTRIBUTIONS   55

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from each portfolio's management team about recent market conditions and the effects of each portfolio's strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. Each portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
-------------------------------------
DWS Variable Series I 811-04257
DWS Investments VIT Funds 811-07507


(05/01/09) 1a-C

                                  MAY 1, 2009





                                   PROSPECTUS



                             DWS VARIABLE SERIES I



                                    CLASS B


                            DWS GROWTH & INCOME VIP




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW THE PORTFOLIO WORKS



  3      DWS Growth & Income VIP
 10      Other Policies and Risks
 10      The Investment Advisor


YOUR INVESTMENT IN THE PORTFOLIO



13      Buying and Selling Shares
16      How the Portfolio Calculates Share Price
16      Distributions
16      Taxes

HOW THE PORTFOLIO WORKS

The portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own investment objective and strategy.

Remember that the portfolio is not a bank deposit. The portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS GROWTH & INCOME VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.

Portfolio management uses quantitative stock techniques and fundamental equity analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

Portfolio management will normally sell a stock when it believes its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio's emphasis on or within a given industry.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.



THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.

INDUSTRY RISK. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                     DWS GROWTH & INCOME VIP   3

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio may make sense for investors interested in an equity fund with an objective of providing long-term growth and some current income.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
4   DWS GROWTH & INCOME VIP

PERFORMANCE - CLASS B

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS B
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






   5.48      -2.33      -11.56      -23.40     26.55       9.78      5.73     13.28      1.00       -38.29
  1999      2000        2001        2002       2003       2004      2005      2006       2007      2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 12.70%, Q2 2003              WORST QUARTER: -21.71%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -8.01%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                            1 YEAR         5 YEARS        10 YEARS
Portfolio - Class B                          -38.29          -3.90          -3.18
Russell 1000 (Reg. TM) Index                 -37.60          -2.04          -1.09
Standard & Poor's (S&P) 500 Index            -37.00          -2.19          -1.38

Total returns would have been lower if operating expenses hadn't been reduced.

RUSSELL 1000 (Reg. TM) INDEX is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                     DWS GROWTH & INCOME VIP   5

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                    CLASS B
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
___________________________________________________________
Management Fee                                 0.39%
Distribution/Service (12b-1) Fee               0.25
Other Expenses 1                               0.18
TOTAL ANNUAL OPERATING EXPENSES 2,3,4          0.82

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.87% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Additionally, the Advisor has contractually agreed to waive a portion of its fees in the amount of 0.01% of average daily net assets until April 27, 2010.

4 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class B shares is estimated at 0.92%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class B shares           $84           $262           $455         $1,014


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
6   DWS GROWTH & INCOME VIP

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Robert Wang
Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1995 as portfolio manager for asset allocation after 13 years of experience of trading fixed income, foreign exchange and derivative products at J.P. Morgan.
   o Global Head of Quantitative Strategies Portfolio Management: New York.
   o Joined the portfolio in 2007.
   o BS, The Wharton School, University of Pennsylvania.

James B. Francis, CFA
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Head of Active Quantitative Equity Portfolio Management: New York.
   o Joined Deutsche Asset Management in 2008 after 20 years of experience as senior quantitative global equity portfolio manager at State Street Global Advisors, and most recently, Northern Trust Global Investments.
   o Joined the portfolio in 2008.
   o BS in Applied Mathematics from University of Massachusetts, Amherst.

Julie Abbett
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Senior portfolio manager for Global Quantitative Equity: New York.
   o Joined Deutsche Asset Management in 2000 after four years of combined experience as a consultant with equity trading services for BARRA, Inc. and a product developer for FactSet Research.
   o Joined the portfolio in 2007.
   o BA, University of Connecticut.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                     DWS GROWTH & INCOME VIP   7

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS GROWTH & INCOME VIP - CLASS B



YEARS ENDED DECEMBER 31,                               2008         2007           2006          2005        2004
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  10.77      $  10.90   $  9.68           $  9.25     $  8.47
-------------------------------------------------   --------      --------   ----------        -------     -------
Income (loss) from investment operations:
 Net investment income (loss)a                           .08           .09        .09c             .07         .09
_________________________________________________   ________      ________   __________        _______     _______
 Net realized and unrealized gain (loss)              ( 3.42)          .02     1.19                .45         .73
-------------------------------------------------   --------      --------   ----------        -------     -------
 TOTAL FROM INVESTMENT OPERATIONS                     ( 3.34)          .11     1.28                .52         .82
-------------------------------------------------   --------      --------   ----------        -------     -------
Less distributions from:
 Net investment income                                (  .15)       (  .09)  (  .06)             ( .09)      ( .04)
_________________________________________________   ________      ________   __________        _______     _______
 Net realized gains                                   ( 2.16)       (  .15)       -                  -           -
_________________________________________________   ________      ________   __________        _______     _______
 TOTAL DISTRIBUTIONS                                  ( 2.31)       (  .24)  (  .06)             ( .09)      ( .04)
-------------------------------------------------   --------      --------   ----------        -------     -------
NET ASSET VALUE, END OF PERIOD                      $   5.12      $  10.77   $ 10.90           $  9.68     $  9.25
-------------------------------------------------   --------      --------   ----------        -------     -------
Total Return (%)                                      (38.29)b     1.00b        13.28b,c        5.73b         9.78
_________________________________________________   ________      ________   __________        _______     _______
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                     2            15       52                 47          33
_________________________________________________   ________      ________   __________        _______     _______
Ratio of expenses before expense reductions (%)          .82           .95      .94                .95         .89
_________________________________________________   ________      ________   __________        _______     _______
Ratio of expenses after expense reductions (%)           .77           .92      .89                .89         .89
_________________________________________________   ________      ________   __________        _______     _______
Ratio of net investment income (loss) (%)               1.12           .82        .89c             .75        1.04
_________________________________________________   ________      ________   __________        _______     _______
Portfolio turnover rate (%)                              130           310      105                115          33
-------------------------------------------------   --------      --------   ----------        -------     -------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.06% lower.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
8   DWS GROWTH & INCOME VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS GROWTH & INCOME VIP - CLASS B



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE           ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND           FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES              EXPENSES
   1              5.00%                 0.82%                4.18%            $ 10,418.00           $    83.71
   2             10.25%                 0.82%                8.53%            $ 10,853.47           $    87.21
   3             15.76%                 0.82%               13.07%            $ 11,307.15           $    90.86
   4             21.55%                 0.82%               17.80%            $ 11,779.79           $    94.66
   5             27.63%                 0.82%               22.72%            $ 12,272.18           $    98.61
   6             34.01%                 0.82%               27.85%            $ 12,785.16           $   102.74
   7             40.71%                 0.82%               33.20%            $ 13,319.58           $   107.03
   8             47.75%                 0.82%               38.76%            $ 13,876.34           $   111.50
   9             55.13%                 0.82%               44.56%            $ 14,456.37           $   116.16
  10             62.89%                 0.82%               50.61%            $ 15,060.64           $   121.02
TOTAL                                                                                               $ 1,013.50


DWS VARIABLE SERIES I
CLASS B SHARES
                                                     DWS GROWTH & INCOME VIP   9

OTHER POLICIES AND RISKS

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, the portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in the portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its investment objective.

A complete list of the portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The portfolio's Statement of Additional Information includes a description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for the portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154 makes portfolio investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor receives a management fee from the portfolio. Below is the management rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets:



PORTFOLIO NAME                  FEE PAID
DWS Growth & Income VIP            0.33%*

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
10   OTHER POLICIES AND RISKS

A discussion regarding the basis for the Board renewal of the portfolio's investment management agreement is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between the portfolio and Deutsche Investment Management Americas Inc., the portfolio pays the Advisor for providing most of the portfolio's administrative services.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                     THE INVESTMENT ADVISOR   11

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIO

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS

The information in this prospectus applies to Class B shares of the portfolio. The portfolio may offer two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I (which include the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
12   YOUR INVESTMENT IN THE PORTFOLIO

BUYING AND SELLING SHARES

The PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interests or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o The portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to the portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the


DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   13
portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio (e.g., "time zone arbitrage"). The portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, the portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the portfolio. The portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. The portfolio may take other trading activity into account if the portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. The portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of the portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to the portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, the portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of the portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the portfolio's policies, may permit certain transactions not permitted by the portfolio's policies, or prohibit transactions not subject to the portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of the portfolio that provide a substantially similar level of protection for the portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that the portfolio invests some portion of its assets in foreign securities, the portfolio has adopted certain fair valuation practices intended to protect the portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio. (See "How the Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of the portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in the portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.

The portfolio's market timing policies and procedures may be modified or terminated at any time.

                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
14   YOUR INVESTMENT IN THE PORTFOLIO

HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in the portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in connection with the portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the portfolio, any record keeping/sub-transfer agency/networking fees payable by the portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of the portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the portfolio or of any particular share class of the portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the portfolio. Additional information regarding these revenue sharing payments is included in the portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS


DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   15

Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW THE PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, the portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for the portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price the shares.



DISTRIBUTIONS

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.



TAXES

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
16   YOUR INVESTMENT IN THE PORTFOLIO

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The portfolio's investments in certain debt obligations may cause the portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, the portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.



MARKETING AND DISTRIBUTION FEES

DWS Investments Distributors, Inc., a subsidiary of the Advisor, is the portfolio's distributor.

DWS Variable Series I have each adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the Distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of a portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the Distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that DWS Variable Series I, on behalf of the portfolio, will pay DWS Investments Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the portfolio may make quarterly payments to the Distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                              DISTRIBUTIONS   17

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
18   DISTRIBUTIONS

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from the portfolio's management team about recent market conditions and the effects of the portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. The portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
---------------------------------
DWS Variable Series I 811-04257


(05/01/09) 1b-groinc

                                  MAY 1, 2009





                                   PROSPECTUS



                             DWS VARIABLE SERIES I



                                    CLASS B


                            DWS CAPITAL GROWTH VIP




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW THE PORTFOLIO WORKS



  3      DWS Capital Growth VIP
 11      Other Policies and Risks
 11      The Investment Advisor


YOUR INVESTMENT IN THE PORTFOLIO



14      Buying and Selling Shares
17      How the Portfolio Calculates Share Price
17      Distributions
17      Taxes



HOW THE PORTFOLIO WORKS

The portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own investment objective and strategy.

Remember that the portfolio is not a bank deposit. The portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS CAPITAL GROWTH VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks to provide long-term growth of capital.

The portfolio normally invests at least 65% of total assets in equities, mainly common stocks of US companies. Although the portfolio can invest in companies of any size, it intends to invest primarily in companies whose market capitalizations are similar in size to the companies in the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000 (Reg. TM) Growth Index (as of February 28, 2009, the S&P 500 Index and the Russell 1000 (Reg. TM) Growth Index had median market capitalizations of $5 billion and $2.9 billion, respectively). The portfolio may also invest in other types of equity securities, such as preferred stocks or convertible securities.


In choosing stocks, portfolio management begins by utilizing a proprietary quantitative model to rank stocks based on a number of factors including valuation and profitability. Portfolio management also applies fundamental techniques to identify companies that display above-average earnings growth compared to other companies and that have strong product lines, effective management and leadership positions within core markets. The factors considered and models used by portfolio management may change over time.

Portfolio management will normally sell a stock when portfolio management believes its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio's emphasis on a given industry.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, the portfolio may use futures, options and covered call options.

As a temporary defensive measure, the portfolio could shift up to 100% of assets in cash and cash equivalents, US government securities, money market instruments and high quality debt securities without equity features. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.



THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                      DWS CAPITAL GROWTH VIP   3

GROWTH INVESTING RISK. Since growth stocks usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks for their potential superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

INDUSTRY RISK. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio may make sense for investors seeking long-term growth.

                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
4   DWS CAPITAL GROWTH VIP

PERFORMANCE - CLASS B

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Prior to February 15, 2009, the portfolio operated with a different investment strategy. Performance would have been different if the portfolio's current investment strategy had been in effect.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS B
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  34.88       -10.13      -19.64      -29.37     26.51       7.56      8.51      8.17     12.18       -33.20
  1999        2000        2001        2002       2003       2004      2005      2006       2007      2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 24.79%, Q4 1999              WORST QUARTER: -21.62%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -7.12%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                              1 YEAR         5 YEARS        10 YEARS
Portfolio - Class B                            -33.20          -1.11          -1.92
Russell 1000 (Reg. TM) Growth Index            -38.44          -3.42          -4.27
Standard & Poor's (S&P) 500 Index              -37.00          -2.19          -1.38

Total returns would have been lower if operating expenses hadn't been reduced.

On April 1, 2009, the Russell 1000 Growth Index replaced the Standard & Poor's 500 Index as the portfolio's benchmark index because the Advisor believes that it more accurately reflects the portfolio's investment strategy.

RUSSELL 1000 (Reg. TM) GROWTH INDEX is an unmanaged index that consists of those stocks in the Russell 1000 (Reg. TM) Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000 (Reg. TM) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

ADDITIONAL PERFORMANCE INFORMATION. Owen Fitzpatrick, Lead Manager to the portfolio, previously managed private accounts with substantially similar investment objectives, policies and strategies as the portfolio when he was employed by Deutsche Bank Private Wealth Management. See the section entitled "Additional Performance Information" for more information. This performance does not represent the performance of the portfolio and should not be considered an indication of future performance of the portfolio.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                      DWS CAPITAL GROWTH VIP   5

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                CLASS B
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
__________________________________________________________

Management Fee                             0.37%
Distribution/Service (12b-1) Fee           0.25
Other Expenses 1                           0.23
TOTAL ANNUAL OPERATING EXPENSES            0.85
Fee Waiver/Expense Reimbursement           0.03
NET ANNUAL OPERATING EXPENSES 2,3          0.82

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.82% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class B shares is estimated at 0.87%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class B shares           $84           $268           $468         $1,046


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
6   DWS CAPITAL GROWTH VIP

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. The team is led by a lead portfolio manager who is responsible for developing the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Owen Fitzpatrick, CFA
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management and the portfolio in 2009.
   o Prior to joining Deutsche Asset Management, he was Managing Director of Deutsche Bank Private Wealth Management and served as head of U.S. Equity Strategy and manager of the U.S. large cap core, value and growth portfolios and member of the U.S. Investment Committee and head of the Equity Strategy Group.
   o Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank in 1995, he managed an equity income fund, trust and advisory relationships for Princeton Bank & Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Prior to that, he served as a portfolio manager at Manufacturer's Hanover Trust Company.
   o BA and MBA, Fordham University.

Richard Shepley
Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1998 and the portfolio in 2007.
   o Previous experience includes eight years of investment industry experience as research analyst for global beverage and media sectors at Newton Investment Management and assistant manager in corporate tax and corporate insolvency department at PriceWaterhouse, London.
   o MA, Oxford University.

Brendan O'Neill, CFA
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2000 and the portfolio in 2009.
   o Equity Research Analyst covering the financial services sector since
     2001.
   o Previously served as a member of the Large Cap Core Equity team.
   o BA, Queens College, CUNY; MS, Zicklin School of Business, Baruch College.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                      DWS CAPITAL GROWTH VIP   7

ADDITIONAL PERFORMANCE INFORMATION

The table below illustrates the performance of a composite of certain private accounts ("Accounts") managed by OWEN FITZPATRICK, Lead Manager to DWS Capital Growth VIP, while employed by Deutsche Bank Private Wealth Management. For more information about Owen Fitzpatrick, please refer to the "Portfolio management" section of this prospectus. Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the portfolio. As of December 31, 2008, the total assets in the composite were $328 million.

Unlike management of the private accounts included in the composite, Owen Fitzpatrick's management of the portfolio is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the Accounts. In addition, the portfolio generally experiences cash flows that are different from those of the Accounts. All of these factors may adversely affect the performance of the portfolio and cause it to differ from that of the Accounts in the composite described below.

Composite results below represent the performance of the Accounts, net of the annual rate of estimated total operating expenses of portfolio's Class B shares, as of December 31, 2008. THE COMPOSITE RESULTS DO NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUTURE PERFORMANCE OF THE PORTFOLIO. The composite results are not required to be, and were not calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result.


  AVERAGE ANNUAL TOTAL RETURN (%)**
      (AS OF DECEMBER 31, 2008)              1 YEAR           3 YEARS         SINCE INCEPTION*
FEE ADJUSTED, NO-LOAD
(reflects no deduction for sales
charge)                                       -33.57%           -2.51%              0.76%
RUSSELL 1000 (Reg. TM) GROWTH INDEX
(reflects no deductions for fees,
expenses or taxes)                            -38.44%           -9.11%             -3.76%
STANDARD & POOR'S 500 INDEX
(reflects no deductions for fees,
expenses or taxes)                            -37.00%           -8.36%             -2.65%

* Date of Inception is April 1, 2004 which corresponds to the date that Mr. Fitzpatrick became the sole, lead portfolio manager of the Accounts.

**   Average Annual Total Returns reflect the gross returns of the Accounts reduced by the estimated net annual operating expenses of the DWS Capital Growth VIP - Class B shares (0.82% annually). Actual fees and expenses of the Accounts may have been more or less than those of the portfolio. Returns reflect the reinvestment of dividends and distributions.

RUSSELL 1000 (Reg. TM) GROWTH INDEX is an unmanaged index that consists of those stocks in the Russell 1000 (Reg. TM) Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000 (Reg. TM) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
8   DWS CAPITAL GROWTH VIP

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS CAPITAL GROWTH VIP - CLASS B



YEARS ENDED DECEMBER 31,                               2008          2007          2006          2005         2004
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  20.31      $  18.15       $  16.81      $  15.59    $  14.52
-------------------------------------------------   --------      --------       --------      --------    --------
Income (loss) from investment operations:
 Net investment income (loss)a                           .10        .09d           .06c             .04         .09
_________________________________________________   ________      ________       ________      ________    ________
 Net realized and unrealized gain (loss)              ( 6.81)         2.12           1.31          1.28        1.01
-------------------------------------------------   --------      --------       --------      --------    --------
 TOTAL FROM INVESTMENT OPERATIONS                     ( 6.71)         2.21           1.37          1.32        1.10
-------------------------------------------------   --------      --------       --------      --------    --------
Less distributions from:
 Net investment income                                (  .11)       (  .05)        (  .03)       (  .10)     (  .03)
_________________________________________________   ________      ________       ________      ________    ________
NET ASSET VALUE, END OF PERIOD                      $  13.49      $  20.31       $  18.15      $  16.81    $  15.59
-------------------------------------------------   --------      --------       --------      --------    --------
Total Return (%)                                      (33.20)b     12.18b        8.17b,c        8.51b          7.56
_________________________________________________   ________      ________       ________      ________    ________
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    10            19            107            73          23
_________________________________________________   ________      ________       ________      ________    ________
Ratio of expenses before expense reductions (%)          .85           .94            .91           .89         .88
_________________________________________________   ________      ________       ________      ________    ________
Ratio of expenses after expense reductions (%)           .82           .90            .86           .86         .88
_________________________________________________   ________      ________       ________      ________    ________
Ratio of net investment income (loss) (%)                .56        .48d           .36c             .24         .60
_________________________________________________   ________      ________       ________      ________    ________
Portfolio turnover rate (%)                               21            30             16            17          15
-------------------------------------------------   --------      --------       --------      --------    --------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.03% lower.

d Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 per share and 0.17% of average daily net assets, respectively.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                      DWS CAPITAL GROWTH VIP   9

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS CAPITAL GROWTH VIP - CLASS B



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE           ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND           FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES              EXPENSES
   1              5.00%                 0.82%                4.18%            $ 10,418.00           $    83.71
   2             10.25%                 0.85%                8.50%            $ 10,850.38           $    90.39
   3             15.76%                 0.85%               13.01%            $ 11,300.64           $    94.14
   4             21.55%                 0.85%               17.70%            $ 11,769.61           $    98.05
   5             27.63%                 0.85%               22.58%            $ 12,258.05           $   102.12
   6             34.01%                 0.85%               27.67%            $ 12,766.76           $   106.36
   7             40.71%                 0.85%               32.97%            $ 13,296.58           $   110.77
   8             47.75%                 0.85%               38.48%            $ 13,848.39           $   115.37
   9             55.13%                 0.85%               44.23%            $ 14,423.10           $   120.15
  10             62.89%                 0.85%               50.22%            $ 15,021.66           $   125.14
TOTAL                                                                                               $ 1,046.20


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
10   DWS CAPITAL GROWTH VIP

OTHER POLICIES AND RISKS

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, the portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in the portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its investment objective.

A complete list of the portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The portfolio's Statement of Additional Information includes a description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for the portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154 makes portfolio investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor receives a management fee from the portfolio. Below is the management rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets:



PORTFOLIO NAME                 FEE PAID
DWS Capital Growth VIP            0.36%*

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

DWS VARIABLE SERIES I
CLASS B SHARES
                                                   OTHER POLICIES AND RISKS   11

A discussion regarding the basis for the Board renewal of the portfolio's investment management agreement is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between the portfolio and Deutsche Investment Management Americas Inc., the portfolio pays the Advisor for providing most of the portfolio's administrative services.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
12   THE INVESTMENT ADVISOR

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIO

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS

The information in this prospectus applies to Class B shares of the portfolio. The portfolio may offer two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I (which include the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   13

BUYING AND SELLING SHARES

The PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interests or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o The portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to the portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
14   YOUR INVESTMENT IN THE PORTFOLIO
portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio (e.g., "time zone arbitrage"). The portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, the portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the portfolio. The portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. The portfolio may take other trading activity into account if the portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. The portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of the portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to the portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, the portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of the portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the portfolio's policies, may permit certain transactions not permitted by the portfolio's policies, or prohibit transactions not subject to the portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of the portfolio that provide a substantially similar level of protection for the portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that the portfolio invests some portion of its assets in foreign securities, the portfolio has adopted certain fair valuation practices intended to protect the portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio. (See "How the Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of the portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in the portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.

The portfolio's market timing policies and procedures may be modified or terminated at any time.

DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   15

HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in the portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in connection with the portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the portfolio, any record keeping/sub-transfer agency/networking fees payable by the portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of the portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the portfolio or of any particular share class of the portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the portfolio. Additional information regarding these revenue sharing payments is included in the portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
16   YOUR INVESTMENT IN THE PORTFOLIO

Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW THE PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, the portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for the portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price the shares.



DISTRIBUTIONS

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.



TAXES

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.


DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   17

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The portfolio's investments in certain debt obligations may cause the portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, the portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.



MARKETING AND DISTRIBUTION FEES

DWS Investments Distributors, Inc., a subsidiary of the Advisor, is the portfolio's distributor.

DWS Variable Series I have each adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the Distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of a portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the Distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that DWS Variable Series I, on behalf of the portfolio, will pay DWS Investments Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the portfolio may make quarterly payments to the Distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
18   DISTRIBUTIONS

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                              DISTRIBUTIONS   19

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from the portfolio's management team about recent market conditions and the effects of the portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. The portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
---------------------------------
DWS Variable Series I 811-04257


(05/01/09) 1b-capgro

                                  MAY 1, 2009





                                   PROSPECTUS



                             DWS VARIABLE SERIES I



                                    CLASS B


                         DWS GLOBAL OPPORTUNITIES VIP




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW THE PORTFOLIO WORKS



  3      DWS Global Opportunities VIP
 11      Other Policies and Risks
 11      The Investment Advisor


YOUR INVESTMENT IN THE PORTFOLIO



14      Buying and Selling Shares
17      How the Portfolio Calculates Share Price
17      Distributions
17      Taxes

HOW THE PORTFOLIO WORKS

The portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own investment objective and strategy.

Remember that the portfolio is not a bank deposit. The portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS GLOBAL OPPORTUNITIES VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks above-average capital appreciation over the long term.

The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the S&P Developed SmallCap Index, formerly the S&P/Citigroup Extended Market Index - World). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the US). As of December 31, 2008, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion at the time of purchase. As part of the investment process (and low turnover strategy) the portfolio may own stocks even though they exceed the market capitalization upper range.

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which 5% of net assets may be junk bonds, i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and a higher risk of default. In addition to common stocks, the portfolio may invest in other types of equities such as preferred or convertible stocks.

In choosing securities, portfolio management uses a combination of three analytical disciplines:

BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

ANALYSIS OF GLOBAL THEMES. Portfolio management considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

Portfolio management will normally sell a stock when portfolio management believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the portfolio's exposure to a given country.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indicies, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                DWS GLOBAL OPPORTUNITIES VIP   3

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. An important factor with the portfolio is how the stock markets perform - in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Compared to large company stocks, small company stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These risk factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

o POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investments and imposed higher taxes.

o INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a company, as compared to the financial reports required in the US.

o LIQUIDITY RISK. Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US exchanges. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the portfolio's foreign investments.

o REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o CURRENCY RISK. The portfolio invests in securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gain received on these securities.

o LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the legal remedies available in the US.

o TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the portfolio. In addition, special US tax considerations may apply to the portfolio's foreign investments.

EMERGING MARKET RISK. All of the risks of investing in foreign securities are increased in connection with investments in emerging markets securities. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries with emerging economies can be dependent upon exports, are vulnerable to falling demand from developed countries, and are more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
4   DWS GLOBAL OPPORTUNITIES VIP

Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls.

SMALL COMPANY CAPITALIZATION RISK. Small company stocks tend to experience steeper price fluctuations than the stocks of larger companies. A shortage of reliable information can also pose added risk to small company stocks. Industry-wide reversals may have a greater impact on small companies, since they lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks. Accordingly, it may be harder to find buyers for small company shares.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

o growth stocks may be out of favor for certain periods.

o a bond could fall in credit quality, go into default, or decrease in value for various reasons, including a change in prevailing interest rates; this risk is greater with junk bonds and foreign bonds.

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                DWS GLOBAL OPPORTUNITIES VIP   5

PERFORMANCE - CLASS B

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS B
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  65.63       -5.42      -24.96      -20.07     48.77      23.12      18.06      21.88      8.92       -50.16
  1999       2000        2001        2002       2003       2004       2005       2006       2007      2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 40.82%, Q4 1999              WORST QUARTER: -28.57%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -8.24%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                       1 YEAR         5 YEARS        10 YEARS
Portfolio - Class B                     -50.16          -0.78           3.00
S&P Developed SmallCap Index            -43.75          0.81            4.12

Total returns would have been lower if operating expenses hadn't been reduced.

THE S&P DEVELOPED SMALLCAP INDEX (formerly the S&P/Citigroup Extended Market Index - World) is an unmanaged index of small-capitalization stocks within 26 countries around the globe.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
6   DWS GLOBAL OPPORTUNITIES VIP

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                  CLASS B
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_________________________________________________________
Management Fee                               0.89%
Distribution/Service (12b-1) Fee             0.25
Other Expenses 1                             0.28
TOTAL ANNUAL OPERATING EXPENSES 2,3          1.42

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.35% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at ratios no higher than 1.50% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class B shares is estimated at 1.47%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class B shares          $145           $449           $776         $1,702


DWS VARIABLE SERIES I
CLASS B SHARES
                                                DWS GLOBAL OPPORTUNITIES VIP   7

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Joseph Axtell, CFA
Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio in 2002.
   o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
   o Director, International Research at PCM International
     (1989-1996).
   o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
   o Analyst at Prudential-Bache Capital Funding in London
     (1987-1988).
   o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
   o B.S. Carlson School of Management, University of Minnesota.

Jeffrey Saeger, CFA
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1996 and the portfolio effective January 15, 2009.
   o Over 14 years of investment industry experience.
   o BS, State University of New York at Fredonia.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
8   DWS GLOBAL OPPORTUNITIES VIP

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS GLOBAL OPPORTUNITIES VIP - CLASS B



YEARS ENDED DECEMBER 31,                              2008         2007           2006            2005         2004
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  18.03     $  17.93    $ 14.84           $  12.62     $  10.25
-------------------------------------------------   --------     --------    -------           --------     --------
Income (loss) from investment operations:
 Net investment income (loss)a                       .16f          .01e      (  .00)b,d             .03       (  .01)
_________________________________________________   ________     ________    _______           ________     ________
 Net realized and unrealized gain (loss)              ( 8.07)        1.61      3.24                2.24         2.38
-------------------------------------------------   --------     --------    -------           --------     --------
 TOTAL FROM INVESTMENT OPERATIONS                     ( 7.91)        1.62      3.24                2.27         2.37
-------------------------------------------------   --------     --------    -------           --------     --------
Less distributions from:
 Net investment income                                     -       (  .19)   (  .15)             (  .05)           -
_________________________________________________   ________     ________    _______           ________     ________
 Net realized gains                                   ( 2.47)      ( 1.33)       -                    -            -
_________________________________________________   ________     ________    _______           ________     ________
 TOTAL DISTRIBUTIONS                                  ( 2.47)      ( 1.52)   (  .15)             (  .05)           -
-------------------------------------------------   --------     --------    -------           --------     --------
NET ASSET VALUE, END OF PERIOD                      $   7.65     $  18.03    $ 17.93           $  14.84     $  12.62
-------------------------------------------------   --------     --------    -------           --------     --------
Total Return (%)                                      (50.16)c    8.92c       21.88c,d          18.06c       23.12c
_________________________________________________   ________     ________    _______           ________     ________
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                     5           12       37                   33           24
_________________________________________________   ________     ________    _______           ________     ________
Ratio of expenses before expense reductions (%)         1.42         1.53      1.51                1.54         1.52
_________________________________________________   ________     ________    _______           ________     ________
Ratio of expenses after expense reductions (%)          1.30         1.50      1.31                1.24         1.39
_________________________________________________   ________     ________    _______           ________     ________
Ratio of net investment income (loss) (%)            1.21f         .07e      (  .03)d               .25       (  .12)
_________________________________________________   ________     ________    _______           ________     ________
Portfolio turnover rate (%)                               21           19       28                   30           24
-------------------------------------------------   --------     --------    -------           --------     --------

a   Based on average shares outstanding during the period.

b   Amount is less than $.005.

c   Total return would have been lower had certain expenses not been reduced.

d Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.

e Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.02 per share and 0.09% of average daily net assets, respectively.

f Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.37% of average daily net assets, respectively.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                DWS GLOBAL OPPORTUNITIES VIP   9

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS GLOBAL OPPORTUNITIES VIP - CLASS B



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 1.42%                3.58%            $ 10,358.00          $   144.54
   2             10.25%                 1.42%                7.29%            $ 10,728.82          $   149.72
   3             15.76%                 1.42%               11.13%            $ 11,112.91          $   155.08
   4             21.55%                 1.42%               15.11%            $ 11,510.75          $   160.63
   5             27.63%                 1.42%               19.23%            $ 11,922.83          $   166.38
   6             34.01%                 1.42%               23.50%            $ 12,349.67          $   172.33
   7             40.71%                 1.42%               27.92%            $ 12,791.79          $   178.50
   8             47.75%                 1.42%               32.50%            $ 13,249.74          $   184.89
   9             55.13%                 1.42%               37.24%            $ 13,724.08          $   191.51
  10             62.89%                 1.42%               42.15%            $ 14,215.40          $   198.37
TOTAL                                                                                              $ 1,701.95


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
10   DWS GLOBAL OPPORTUNITIES VIP

OTHER POLICIES AND RISKS

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, the portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in the portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its investment objective.

A complete list of the portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The portfolio's Statement of Additional Information includes a description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for the portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154 makes portfolio investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor receives a management fee from the portfolio. Below is the management rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets:



PORTFOLIO NAME                       FEE PAID
DWS Global Opportunities VIP            0.77%*

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

DWS VARIABLE SERIES I
CLASS B SHARES
                                                   OTHER POLICIES AND RISKS   11

A discussion regarding the basis for the Board renewal of the portfolio's investment management agreement is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between the portfolio and Deutsche Investment Management Americas Inc., the portfolio pays the Advisor for providing most of the portfolio's administrative services.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
12   THE INVESTMENT ADVISOR

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIO

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS

The information in this prospectus applies to Class B shares of the portfolio. The portfolio may offer two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I (which include the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   13

BUYING AND SELLING SHARES

The PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interests or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o The portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to the portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
14   YOUR INVESTMENT IN THE PORTFOLIO
portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio (e.g., "time zone arbitrage"). The portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, the portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the portfolio. The portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. The portfolio may take other trading activity into account if the portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. The portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of the portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to the portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, the portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of the portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the portfolio's policies, may permit certain transactions not permitted by the portfolio's policies, or prohibit transactions not subject to the portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of the portfolio that provide a substantially similar level of protection for the portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that the portfolio invests some portion of its assets in foreign securities, the portfolio has adopted certain fair valuation practices intended to protect the portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio. (See "How the Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of the portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in the portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.

The portfolio's market timing policies and procedures may be modified or terminated at any time.

DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   15

HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in the portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in connection with the portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the portfolio, any record keeping/sub-transfer agency/networking fees payable by the portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of the portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the portfolio or of any particular share class of the portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the portfolio. Additional information regarding these revenue sharing payments is included in the portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
16   YOUR INVESTMENT IN THE PORTFOLIO

Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW THE PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, the portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for the portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price the shares.



DISTRIBUTIONS

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.



TAXES

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.


DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   17

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The portfolio's investments in certain debt obligations may cause the portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, the portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.



MARKETING AND DISTRIBUTION FEES

DWS Investments Distributors, Inc., a subsidiary of the Advisor, is the portfolio's distributor.

DWS Variable Series I have each adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the Distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of a portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the Distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that DWS Variable Series I, on behalf of the portfolio, will pay DWS Investments Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the portfolio may make quarterly payments to the Distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
18   DISTRIBUTIONS

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                              DISTRIBUTIONS   19

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from the portfolio's management team about recent market conditions and the effects of the portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. The portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
---------------------------------
DWS Variable Series I 811-04257


(05/01/09) 1b-gloopp

                                  MAY 1, 2009





                                   PROSPECTUS



                             DWS VARIABLE SERIES I



                                    CLASS B


                             DWS INTERNATIONAL VIP




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW THE PORTFOLIO WORKS



  3      DWS International VIP
 11      Other Policies and Risks
 11      The Investment Advisor


YOUR INVESTMENT IN THE PORTFOLIO



14      Buying and Selling Shares
17      How the Portfolio Calculates Share Price
17      Distributions
17      Taxes


HOW THE PORTFOLIO WORKS

The portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own investment objective and strategy.

Remember that the portfolio is not a bank deposit. The portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS INTERNATIONAL VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments (equities issued by foreign-based companies and listed on foreign exchanges).

Although the portfolio can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). The portfolio's equity investments are mainly common stocks, but may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

In choosing securities, portfolio management uses a combination of two analytical disciplines:

BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

TOP-DOWN ANALYSIS. Portfolio management considers the economic outlooks for various sectors and industries while looking for those that may benefit from changes in the overall business environment.

Portfolio management will normally sell a stock when portfolio management believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the portfolio's exposure to a given country.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, the portfolio may use futures, currency options and forward currency transactions.

For temporary defensive purposes, the portfolio may invest up to 100% of its assets in Canadian and US Government obligations or currencies, securities of companies incorporated in and having their principal place of business in Canada or the US or in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                       DWS INTERNATIONAL VIP   3

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. As with most stock funds, an important factor with this portfolio is how stock markets perform - in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

o POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investments and imposed higher taxes.

o INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a company, as compared to the financial reports required in the US.

o LIQUIDITY RISK. Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US exchanges. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the portfolio's foreign investments.

o REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o CURRENCY RISK. The portfolio invests in securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gain received on these securities.

o LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the legal remedies available in the US.

o TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the portfolio. In addition, special US tax considerations may apply to the portfolio's foreign investments.

EMERGING MARKET RISK. All of the risks of investing in foreign securities are increased in connection with investments in emerging markets securities. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries with emerging economies can be dependent upon exports, are vulnerable to falling demand from developed countries, and are more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
4   DWS INTERNATIONAL VIP

Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of foreign governments, industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters.

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                       DWS INTERNATIONAL VIP   5

PERFORMANCE - CLASS B

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS B
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  54.13       -21.89      -30.81      -18.62     27.52      16.24      15.71      25.44      14.25      -48.25
  1999        2000        2001        2002       2003       2004       2005       2006       2007       2008




                 FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 29.00%, Q4 1999               WORST QUARTER: -26.71%, Q3 2008
2009 TOTAL RETURN AS OF MARCH 31: -12.71%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                    1 YEAR         5 YEARS        10 YEARS
Portfolio - Class B                  -48.25          -0.05          -1.47
MSCI EAFE (Reg. TM) Index            -43.38          1.66           0.80

Total returns would have been lower if operating expenses hadn't been reduced.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND THE FAR EAST (MSCI EAFE (Reg. TM)) INDEX is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
6   DWS INTERNATIONAL VIP

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                     CLASS B
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
____________________________________________________________
Management Fee                                  0.77%
Distribution/Service (12b-1) Fee                0.25
Other Expenses 1                                0.31
TOTAL ANNUAL OPERATING EXPENSES                 1.33
Less Fee Waiver/Expense Reimbursement           0.04
NET ANNUAL OPERATING EXPENSES 2,3               1.29

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.29% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. For more current expense information, see
    "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class B shares          $131           $417           $725         $1,598



DWS VARIABLE SERIES I
CLASS B SHARES
                                                       DWS INTERNATIONAL VIP   7

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following person handles the day-to-day management of the portfolio:

Joseph Axtell, CFA
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio in 2008.
   o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
   o Director, International Research at PCM International
     (1989-1996).
   o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
   o Analyst at Prudential-Bache Capital Funding in London
     (1987-1988).
   o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
   o B.S., Carlson School of Management, University of Minnesota.

The following individual has been named consultant to the portfolios' advisor, Deutsche Investment Management Americas Inc. (the "Advisor").

Michael Sieghart, CFA
Managing Director of DWS Investment GmbH: Frankfurt and consultant to the
Advisor.
   o Joined DWS Investment GmbH: Frankfurt in 1997.
   o Senior fund manager of global and European equities: Frankfurt.
   o Master's degree in finance and economics from the University of Economics and Business Administration, Vienna.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
8   DWS INTERNATIONAL VIP

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS INTERNATIONAL VIP - CLASS B



YEARS ENDED DECEMBER 31,                                 2008            2007          2006          2005         2004
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   14.98        $  13.38      $  10.82       $  9.48      $  8.24
-------------------------------------------------    ---------        --------      --------       -------      -------
Income (loss) from investment operations:
 Net investment income (loss)a                         .23e             .16d          .24c             .12          .06
_________________________________________________    _________        ________      ________       _______      _______
 Net realized and unrealized gain (loss)                ( 6.43)           1.73          2.50          1.35         1.27
-------------------------------------------------    ---------        --------      --------       -------      -------
 TOTAL FROM INVESTMENT OPERATIONS                       ( 6.20)           1.89          2.74          1.47         1.33
-------------------------------------------------    ---------        --------      --------       -------      -------
Less distributions from:
 Net investment income                                  (  .11)         (  .29)       (  .18)       (  .13)       ( .09)
_________________________________________________    _________        ________      ________       _______      _______
 Net realized gains                                     ( 2.15)              -             -             -            -
-------------------------------------------------    ---------        --------      --------       -------      -------
 TOTAL DISTRIBUTIONS                                    ( 2.26)         (  .29)       (  .18)       (  .13)       ( .09)
-------------------------------------------------    ---------        --------      --------       -------      -------
NET ASSET VALUE, END OF PERIOD                       $    6.52        $  14.98      $  13.38       $ 10.82      $  9.48
-------------------------------------------------    ---------        --------      --------       -------      -------
Total Return (%)                                        (48.25)b,f     14.25b        25.44b        15.71b       16.24b
_________________________________________________    _________        ________      ________       _______      _______
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                      40              12            51            40           35
_________________________________________________    _________        ________      ________       _______      _______
Ratio of expenses before expense reductions (%)           1.33            1.41          1.37          1.41         1.38
_________________________________________________    _________        ________      ________       _______      _______
Ratio of expenses after expense reductions (%)            1.28            1.39          1.36          1.37         1.35
_________________________________________________    _________        ________      ________       _______      _______
Ratio of net investment income (loss) (%)             2.42e             1.07d         1.94c           1.24          .74
_________________________________________________    _________        ________      ________       _______      _______
Portfolio turnover rate (%)                                123             108           105            59           73
-------------------------------------------------    ---------        --------      --------       -------      -------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.11 per share and 0.92% of average daily net assets, respectively.

d Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.33% of average daily net assets, respectively.

e Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.82% of average daily net assets, respectively.

f Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.06% lower.

DWS VARIABLE SERIES I
CLASS B SHARES
                                                       DWS INTERNATIONAL VIP   9

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS INTERNATIONAL VIP - CLASS B



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 1.29%                3.71%            $ 10,371.00          $   131.39
   2             10.25%                 1.33%                7.52%            $ 10,751.62          $   140.47
   3             15.76%                 1.33%               11.46%            $ 11,146.20          $   145.62
   4             21.55%                 1.33%               15.55%            $ 11,555.27          $   150.96
   5             27.63%                 1.33%               19.79%            $ 11,979.34          $   156.51
   6             34.01%                 1.33%               24.19%            $ 12,418.99          $   162.25
   7             40.71%                 1.33%               28.75%            $ 12,874.76          $   168.20
   8             47.75%                 1.33%               33.47%            $ 13,347.27          $   174.38
   9             55.13%                 1.33%               38.37%            $ 13,837.11          $   180.78
  10             62.89%                 1.33%               43.45%            $ 14,344.93          $   187.41
TOTAL                                                                                              $ 1,597.97


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
10   DWS INTERNATIONAL VIP

OTHER POLICIES AND RISKS

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, the portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in the portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its investment objective.

A complete list of the portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The portfolio's Statement of Additional Information includes a description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for the portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154 makes portfolio investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor receives a management fee from the portfolio. Below is the management rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets:



PORTFOLIO NAME                FEE PAID
DWS International VIP            0.73%*

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

DWS VARIABLE SERIES I
CLASS B SHARES
                                                   OTHER POLICIES AND RISKS   11

A discussion regarding the basis for the Board renewal of the portfolio's investment management agreement is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between the portfolio and Deutsche Investment Management Americas Inc., the portfolio pays the Advisor for providing most of the portfolio's administrative services.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
12   THE INVESTMENT ADVISOR

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIO

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS

The information in this prospectus applies to Class B shares of the portfolio. The portfolio may offer two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I (which include the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   13

BUYING AND SELLING SHARES

The PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interests or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o The portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to the portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
14   YOUR INVESTMENT IN THE PORTFOLIO
portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio (e.g., "time zone arbitrage"). The portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, the portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the portfolio. The portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. The portfolio may take other trading activity into account if the portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. The portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of the portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to the portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, the portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of the portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the portfolio's policies, may permit certain transactions not permitted by the portfolio's policies, or prohibit transactions not subject to the portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of the portfolio that provide a substantially similar level of protection for the portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that the portfolio invests some portion of its assets in foreign securities, the portfolio has adopted certain fair valuation practices intended to protect the portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio. (See "How the Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of the portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in the portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.

The portfolio's market timing policies and procedures may be modified or terminated at any time.

DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   15

HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in the portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in connection with the portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the portfolio, any record keeping/sub-transfer agency/networking fees payable by the portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of the portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the portfolio or of any particular share class of the portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the portfolio. Additional information regarding these revenue sharing payments is included in the portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
16   YOUR INVESTMENT IN THE PORTFOLIO

Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW THE PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, the portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for the portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price the shares.



DISTRIBUTIONS

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.



TAXES

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.


DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   17

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The portfolio's investments in certain debt obligations may cause the portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, the portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.



MARKETING AND DISTRIBUTION FEES

DWS Investments Distributors, Inc., a subsidiary of the Advisor, is the portfolio's distributor.

DWS Variable Series I have each adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the Distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of a portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the Distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that DWS Variable Series I, on behalf of the portfolio, will pay DWS Investments Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the portfolio may make quarterly payments to the Distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
18   DISTRIBUTIONS

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                              DISTRIBUTIONS   19

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from the portfolio's management team about recent market conditions and the effects of the portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. The portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
---------------------------------
DWS Variable Series I 811-04257


(05/01/09) 1b-int

                                  MAY 1, 2009





                                   PROSPECTUS



                             DWS VARIABLE SERIES I



                                    CLASS B


                              DWS HEALTH CARE VIP




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW THE PORTFOLIO WORKS



  3      DWS Health Care VIP
 11      Other Policies and Risks
 11      The Investment Advisor


YOUR INVESTMENT IN THE PORTFOLIO



14      Buying and Selling Shares
17      How the Portfolio Calculates Share Price
17      Distributions
17      Taxes


HOW THE PORTFOLIO WORKS

The portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own investment objective and strategy.

Remember that the portfolio is not a bank deposit. The portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS HEALTH CARE VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the portfolio's 80% investment policy, to be considered part of the health care sector, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The portfolio will invest primarily in securities of US companies, but may invest in foreign companies as well.

In choosing stocks, portfolio management uses a combination of three analytical disciplines:

BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

TOP-DOWN ANALYSIS. Portfolio management considers the economic outlooks for various industries within the health care sector while looking for those that may benefit from changes in the overall business environment.

Portfolio management may favor securities from different industries and companies within the health care sector at different times. Portfolio management will normally sell a stock when portfolio management believes its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given health care industry.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.



DERIVATIVES AND OTHER INVESTMENTS

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indicies, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                         DWS HEALTH CARE VIP   3

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.

FOREIGN INVESTMENT RISK. To the extent the portfolio invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the portfolio's investments or prevent the portfolio from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. These risks tend to be greater in emerging markets so, to the extent the portfolio invests in emerging markets, it takes on greater risks. The currency of a country in which the portfolio has invested could decline relative to the value of the US dollar, which decreases the value of the investment to US investors. The investments of the portfolio may be subject to foreign withholding taxes.

GROWTH INVESTING RISK. Since growth stocks usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks for their potential superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

CONCENTRATION RISK. The portfolio concentrates its investments in the industries of the health care sector. As a result, factors affecting that sector, such as rapid product obsolescence and the unpredictability of winning government approvals, will have a significant impact on the portfolio's performance.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
4   DWS HEALTH CARE VIP

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to experience steeper price fluctuations than stocks of larger companies. A shortage of reliable information can also pose added risk to stocks of medium-sized companies. Industry-wide reversals may have a greater impact on medium-sized companies, since they usually lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks. Accordingly, it may be harder to find buyers for medium-sized company shares.

SMALL COMPANY CAPITALIZATION RISK. Small company stocks tend to experience steeper price fluctuations than the stocks of larger companies. A shortage of reliable information can also pose added risk to small company stocks. Industry-wide reversals may have a greater impact on small companies, since they lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks. Accordingly, it may be harder to find buyers for small company shares.

Another factor that could affect performance is:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

The portfolio may make sense for investors who are comfortable with higher risks of a portfolio that focuses on an often volatile sector and are interested in gaining exposure to the health care sector.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                         DWS HEALTH CARE VIP   5

PERFORMANCE - CLASS B

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class
B. Class A is offered in a different prospectus.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS B
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  -23.21      33.21       9.17      8.06      5.77     12.88    -23.50
   2002       2003       2004      2005      2006      2007     2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 14.98%, Q2 2003              WORST QUARTER: -16.55%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -6.18%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                            1 YEAR         5 YEARS        SINCE INCEPTION*
Portfolio - Class B                          -23.50          1.50               2.08
Standard & Poor's (S&P) 500 Index            -37.00          -2.19              -2.36
S&P Goldman Sachs Healthcare
Index                                        -23.59          0.77               0.45

*   Portfolio inception: May 1, 2001. Index comparisons begin April 30, 2001.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

S&P GOLDMAN SACHS HEALTHCARE INDEX is an unmanaged, market-capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
6   DWS HEALTH CARE VIP

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                  CLASS B
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_________________________________________________________
Management Fee                               0.67%
Distribution/Service (12b-1) Fee             0.25
Other Expenses 1                             0.35
TOTAL ANNUAL OPERATING EXPENSES 2,3          1.27

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 1.49% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Although there can be no assurance that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2009, the Advisor has committed to review the continuance of waiver/expense reimbursement arrangements by September 30, 2009.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class B shares is estimated at 1.35%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class B shares          $129           $403           $697         $1,534


DWS VARIABLE SERIES I
CLASS B SHARES
                                                         DWS HEALTH CARE VIP   7

THE PORTFOLIO MANAGERS

The following person handles the day-to-day management of the portfolio:

Leefin Lai, CFA
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio in 2001, previously serving as an analyst for Salomon Smith Barney and Paine Webber and as Vice President/analyst for Citigroup Global Asset Management and Scudder Kemper Investments.
   o Over 15 years of investment industry experience.
   o BS, MBA, University of Illinois.

The following person has been named consultant to the Advisor:

Thomas E. Bucher, CFA
Managing Director of Deutsche Asset Management and Consultant to the Advisor.
   o Joined Deutsche Asset Management in 1995 and became consultant to the portfolio's Advisor in 2002, previously serving as analyst for European Chemical, Oil, Steel and Engineering sectors and analyst/portfolio manager for Eastern European equity.
   o Head of global equity research team for health care sector and portfolio manager for European Equity: Frankfurt.
   o MA, University of Tuegingen, Germany.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
8   DWS HEALTH CARE VIP

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS HEALTH CARE VIP - CLASS B



YEARS ENDED DECEMBER 31,                         2008         2007         2006         2005        2004
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  14.40      $ 13.55      $ 12.87     $  11.91    $  10.91
-------------------------------------------   --------      -------      -------     --------    --------
Income (loss) from investment operations:
 Net investment income (loss)a                  .05d         (  .03)c     (  .06)b     (  .07)     (  .08)
___________________________________________   ________      _______      _______     ________    ________
 Net realized and unrealized gain (loss)        ( 3.02)        1.75          .79         1.03        1.08
-------------------------------------------   --------      -------      -------     --------    --------
 TOTAL FROM INVESTMENT OPERATIONS               ( 2.97)        1.72          .73          .96        1.00
-------------------------------------------   --------      -------      -------     --------    --------
Less distributions from:
 Net realized gains                             ( 2.20)      (  .87)      (  .05)           -           -
___________________________________________   ________      _______      _______     ________    ________
NET ASSET VALUE, END OF PERIOD                $   9.23      $ 14.40      $ 13.55     $  12.87    $  11.91
-------------------------------------------   --------      -------      -------     --------    --------
Total Return (%)                                (23.50)       12.88      5.77b           8.06        9.17
___________________________________________   ________      _______      _______     ________    ________
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)               3            5           21           23          20
___________________________________________   ________      _______      _______     ________    ________
Ratio of expenses (%)                             1.27         1.34         1.28         1.27        1.27
___________________________________________   ________      _______      _______     ________    ________
Ratio of net investment income (loss) (%)       .43d         (  .22)c     (  .42)b     (  .57)     (  .68)
___________________________________________   ________      _______      _______     ________    ________
Portfolio turnover rate (%)                         24           37           47           43          77
-------------------------------------------   --------      -------      -------     --------    --------

a   Based on average shares outstanding during the period.

b Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.

c Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.02 per share and 0.13% of average daily net assets, respectively.

d Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 per share and 0.28% of average daily net assets, respectively.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                         DWS HEALTH CARE VIP   9

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS HEALTH CARE VIP - CLASS B



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 1.27%                3.73%            $ 10,373.00          $   129.37
   2             10.25%                 1.27%                7.60%            $ 10,759.91          $   134.19
   3             15.76%                 1.27%               11.61%            $ 11,161.26          $   139.20
   4             21.55%                 1.27%               15.78%            $ 11,577.57          $   144.39
   5             27.63%                 1.27%               20.09%            $ 12,009.42          $   149.78
   6             34.01%                 1.27%               24.57%            $ 12,457.37          $   155.36
   7             40.71%                 1.27%               29.22%            $ 12,922.03          $   161.16
   8             47.75%                 1.27%               34.04%            $ 13,404.02          $   167.17
   9             55.13%                 1.27%               39.04%            $ 13,903.99          $   173.41
  10             62.89%                 1.27%               44.23%            $ 14,422.61          $   179.87
TOTAL                                                                                              $ 1,533.90


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
10   DWS HEALTH CARE VIP

OTHER POLICIES AND RISKS

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, the portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in the portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its investment objective.

A complete list of the portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The portfolio's Statement of Additional Information includes a description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for the portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154 makes portfolio investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor receives a management fee from the portfolio. Below is the management rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets:



PORTFOLIO NAME             FEE PAID
DWS Health Care VIP          0.67%

DWS VARIABLE SERIES I
CLASS B SHARES
                                                   OTHER POLICIES AND RISKS   11

A discussion regarding the basis for the Board renewal of the portfolio's investment management agreement is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between the portfolio and Deutsche Investment Management Americas Inc., the portfolio pays the Advisor for providing most of the portfolio's administrative services.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
12   THE INVESTMENT ADVISOR

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIO

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS

The information in this prospectus applies to Class B shares of the portfolio. The portfolio may offer two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I (which include the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   13

BUYING AND SELLING SHARES

The PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interests or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o The portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to the portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if the


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
14   YOUR INVESTMENT IN THE PORTFOLIO
portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio (e.g., "time zone arbitrage"). The portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, the portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, the portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to the portfolio. The portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. The portfolio may take other trading activity into account if the portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. The portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of the portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to the portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, the portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of the portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the portfolio's policies, may permit certain transactions not permitted by the portfolio's policies, or prohibit transactions not subject to the portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of the portfolio that provide a substantially similar level of protection for the portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that the portfolio invests some portion of its assets in foreign securities, the portfolio has adopted certain fair valuation practices intended to protect the portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio. (See "How the Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of the portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in the portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.

The portfolio's market timing policies and procedures may be modified or terminated at any time.

DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   15

HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in the portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in connection with the portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the portfolio, any record keeping/sub-transfer agency/networking fees payable by the portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of the portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the portfolio or of any particular share class of the portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the portfolio. Additional information regarding these revenue sharing payments is included in the portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
16   YOUR INVESTMENT IN THE PORTFOLIO

Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW THE PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, the portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for the portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price the shares.



DISTRIBUTIONS

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.



TAXES

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.


DWS VARIABLE SERIES I
CLASS B SHARES
                                           YOUR INVESTMENT IN THE PORTFOLIO   17

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The portfolio's investments in certain debt obligations may cause the portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, the portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.



MARKETING AND DISTRIBUTION FEES

DWS Investments Distributors, Inc., a subsidiary of the Advisor, is the portfolio's distributor.

DWS Variable Series I have each adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the Distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of a portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the Distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that DWS Variable Series I, on behalf of the portfolio, will pay DWS Investments Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the portfolio may make quarterly payments to the Distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
18   DISTRIBUTIONS

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                              DISTRIBUTIONS   19

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from the portfolio's management team about recent market conditions and the effects of the portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. The portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
---------------------------------
DWS Variable Series I 811-04257


(05/01/09) 1b-health

                                  MAY 1, 2009





                                   PROSPECTUS



                                    CLASS B

DWS VARIABLE SERIES I

DWS GROWTH & INCOME VIP

DWS CAPITAL GROWTH VIP

DWS GLOBAL OPPORTUNITIES VIP

DWS INTERNATIONAL VIP

DWS HEALTH CARE VIP



DWS INVESTMENTS VIT FUNDS

DWS EQUITY 500 INDEX VIP - CLASS B2



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus and plan documents for tax-qualified plans. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.


The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                     RESHAPING INVESTING. [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------
TABLE OF CONTENTS

HOW EACH PORTFOLIO WORKS



  3      DWS Growth & Income VIP
 10      DWS Capital Growth VIP
 18      DWS Global Opportunities VIP
 26      DWS International VIP
 34      DWS Health Care VIP
 42      DWS Equity 500 Index VIP
 49      Other Policies and Risks
 49      The Investment Advisor
 50      Portfolio Subadvisors


YOUR INVESTMENT IN THE PORTFOLIOS



52      Buying and Selling Shares
55      How each Portfolio Calculates Share Price
55      Distributions
56      Taxes


HOW EACH PORTFOLIO WORKS

Each portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Your investment in a portfolio is made in conjunction with one of these contracts or policies. Each portfolio has its own investment objective and strategy.

Remember that each portfolio is not a bank deposit. Each portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Share prices will go up and down and you could lose money by investing.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract or plan documents for tax-qualified plans.

DWS GROWTH & INCOME VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.

Portfolio management uses quantitative stock techniques and fundamental equity analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

Portfolio management will normally sell a stock when it believes its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio's emphasis on or within a given industry.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.



THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.

INDUSTRY RISK. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                     DWS GROWTH & INCOME VIP   3

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio may make sense for investors interested in an equity fund with an objective of providing long-term growth and some current income.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
4   DWS GROWTH & INCOME VIP

PERFORMANCE - CLASS B

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS B
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






   5.48      -2.33      -11.56      -23.40     26.55       9.78      5.73     13.28      1.00       -38.29
  1999      2000        2001        2002       2003       2004      2005      2006       2007      2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 12.70%, Q2 2003              WORST QUARTER: -21.71%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -8.01%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                            1 YEAR         5 YEARS        10 YEARS
Portfolio - Class B                          -38.29          -3.90          -3.18
Russell 1000 (Reg. TM) Index                 -37.60          -2.04          -1.09
Standard & Poor's (S&P) 500 Index            -37.00          -2.19          -1.38

Total returns would have been lower if operating expenses hadn't been reduced.

RUSSELL 1000 (Reg. TM) INDEX is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                     DWS GROWTH & INCOME VIP   5

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                    CLASS B
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
___________________________________________________________
Management Fee                                 0.39%
Distribution/Service (12b-1) Fee               0.25
Other Expenses 1                               0.18
TOTAL ANNUAL OPERATING EXPENSES 2,3,4          0.82

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.87% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Additionally, the Advisor has contractually agreed to waive a portion of its fees in the amount of 0.01% of average daily net assets until April 27, 2010.

4 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class B shares is estimated at 0.92%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class B shares           $84           $262           $455         $1,014


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
6   DWS GROWTH & INCOME VIP

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Robert Wang
Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1995 as portfolio manager for asset allocation after 13 years of experience of trading fixed income, foreign exchange and derivative products at J.P. Morgan.
   o Global Head of Quantitative Strategies Portfolio Management: New York.
   o Joined the portfolio in 2007.
   o BS, The Wharton School, University of Pennsylvania.

James B. Francis, CFA
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Head of Active Quantitative Equity Portfolio Management: New York.
   o Joined Deutsche Asset Management in 2008 after 20 years of experience as senior quantitative global equity portfolio manager at State Street Global Advisors, and most recently, Northern Trust Global Investments.
   o Joined the portfolio in 2008.
   o BS in Applied Mathematics from University of Massachusetts, Amherst.

Julie Abbett
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Senior portfolio manager for Global Quantitative Equity: New York.
   o Joined Deutsche Asset Management in 2000 after four years of combined experience as a consultant with equity trading services for BARRA, Inc. and a product developer for FactSet Research.
   o Joined the portfolio in 2007.
   o BA, University of Connecticut.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                     DWS GROWTH & INCOME VIP   7

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS GROWTH & INCOME VIP - CLASS B



YEARS ENDED DECEMBER 31,                               2008         2007           2006          2005        2004
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  10.77      $  10.90   $  9.68           $  9.25     $  8.47
-------------------------------------------------   --------      --------   ----------        -------     -------
Income (loss) from investment operations:
 Net investment income (loss)a                           .08           .09        .09c             .07         .09
_________________________________________________   ________      ________   __________        _______     _______
 Net realized and unrealized gain (loss)              ( 3.42)          .02     1.19                .45         .73
-------------------------------------------------   --------      --------   ----------        -------     -------
 TOTAL FROM INVESTMENT OPERATIONS                     ( 3.34)          .11     1.28                .52         .82
-------------------------------------------------   --------      --------   ----------        -------     -------
Less distributions from:
 Net investment income                                (  .15)       (  .09)  (  .06)             ( .09)      ( .04)
_________________________________________________   ________      ________   __________        _______     _______
 Net realized gains                                   ( 2.16)       (  .15)       -                  -           -
_________________________________________________   ________      ________   __________        _______     _______
 TOTAL DISTRIBUTIONS                                  ( 2.31)       (  .24)  (  .06)             ( .09)      ( .04)
-------------------------------------------------   --------      --------   ----------        -------     -------
NET ASSET VALUE, END OF PERIOD                      $   5.12      $  10.77   $ 10.90           $  9.68     $  9.25
-------------------------------------------------   --------      --------   ----------        -------     -------
Total Return (%)                                      (38.29)b     1.00b        13.28b,c        5.73b         9.78
_________________________________________________   ________      ________   __________        _______     _______
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                     2            15       52                 47          33
_________________________________________________   ________      ________   __________        _______     _______
Ratio of expenses before expense reductions (%)          .82           .95      .94                .95         .89
_________________________________________________   ________      ________   __________        _______     _______
Ratio of expenses after expense reductions (%)           .77           .92      .89                .89         .89
_________________________________________________   ________      ________   __________        _______     _______
Ratio of net investment income (loss) (%)               1.12           .82        .89c             .75        1.04
_________________________________________________   ________      ________   __________        _______     _______
Portfolio turnover rate (%)                              130           310      105                115          33
-------------------------------------------------   --------      --------   ----------        -------     -------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.06% lower.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
8   DWS GROWTH & INCOME VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS GROWTH & INCOME VIP - CLASS B



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE           ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND           FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES              EXPENSES
   1              5.00%                 0.82%                4.18%            $ 10,418.00           $    83.71
   2             10.25%                 0.82%                8.53%            $ 10,853.47           $    87.21
   3             15.76%                 0.82%               13.07%            $ 11,307.15           $    90.86
   4             21.55%                 0.82%               17.80%            $ 11,779.79           $    94.66
   5             27.63%                 0.82%               22.72%            $ 12,272.18           $    98.61
   6             34.01%                 0.82%               27.85%            $ 12,785.16           $   102.74
   7             40.71%                 0.82%               33.20%            $ 13,319.58           $   107.03
   8             47.75%                 0.82%               38.76%            $ 13,876.34           $   111.50
   9             55.13%                 0.82%               44.56%            $ 14,456.37           $   116.16
  10             62.89%                 0.82%               50.61%            $ 15,060.64           $   121.02
TOTAL                                                                                               $ 1,013.50


DWS VARIABLE SERIES I
CLASS B SHARES
                                                     DWS GROWTH & INCOME VIP   9

DWS CAPITAL GROWTH VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks to provide long-term growth of capital.

The portfolio normally invests at least 65% of total assets in equities, mainly common stocks of US companies. Although the portfolio can invest in companies of any size, it intends to invest primarily in companies whose market capitalizations are similar in size to the companies in the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000 (Reg. TM) Growth Index (as of February 28, 2009, the S&P 500 Index and the Russell 1000 (Reg. TM) Growth Index had median market capitalizations of $5 billion and $2.9 billion, respectively). The portfolio may also invest in other types of equity securities, such as preferred stocks or convertible securities.


In choosing stocks, portfolio management begins by utilizing a proprietary quantitative model to rank stocks based on a number of factors including valuation and profitability. Portfolio management also applies fundamental techniques to identify companies that display above-average earnings growth compared to other companies and that have strong product lines, effective management and leadership positions within core markets. The factors considered and models used by portfolio management may change over time.

Portfolio management will normally sell a stock when portfolio management believes its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio's emphasis on a given industry.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, the portfolio may use futures, options and covered call options.

As a temporary defensive measure, the portfolio could shift up to 100% of assets in cash and cash equivalents, US government securities, money market instruments and high quality debt securities without equity features. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.



THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
10   DWS CAPITAL GROWTH VIP

GROWTH INVESTING RISK. Since growth stocks usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks for their potential superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

INDUSTRY RISK. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

o foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio may make sense for investors seeking long-term growth.

DWS VARIABLE SERIES I
CLASS B SHARES
                                                     DWS CAPITAL GROWTH VIP   11

PERFORMANCE - CLASS B

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Prior to February 15, 2009, the portfolio operated with a different investment strategy. Performance would have been different if the portfolio's current investment strategy had been in effect.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS B
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  34.88       -10.13      -19.64      -29.37     26.51       7.56      8.51      8.17     12.18       -33.20
  1999        2000        2001        2002       2003       2004      2005      2006       2007      2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 24.79%, Q4 1999              WORST QUARTER: -21.62%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -7.12%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                              1 YEAR         5 YEARS        10 YEARS
Portfolio - Class B                            -33.20          -1.11          -1.92
Russell 1000 (Reg. TM) Growth Index            -38.44          -3.42          -4.27
Standard & Poor's (S&P) 500 Index              -37.00          -2.19          -1.38

Total returns would have been lower if operating expenses hadn't been reduced.

On April 1, 2009, the Russell 1000 Growth Index replaced the Standard & Poor's 500 Index as the portfolio's benchmark index because the Advisor believes that it more accurately reflects the portfolio's investment strategy.

RUSSELL 1000 (Reg. TM) GROWTH INDEX is an unmanaged index that consists of those stocks in the Russell 1000 (Reg. TM) Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000 (Reg. TM) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

ADDITIONAL PERFORMANCE INFORMATION. Owen Fitzpatrick, Lead Manager to the portfolio, previously managed private accounts with substantially similar investment objectives, policies and strategies as the portfolio when he was employed by Deutsche Bank Private Wealth Management. See the section entitled "Additional Performance Information" for more information. This performance does not represent the performance of the portfolio and should not be considered an indication of future performance of the portfolio.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
12   DWS CAPITAL GROWTH VIP

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                CLASS B
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_________________________________________________________

Management Fee                             0.37%
Distribution/Service (12b-1) Fee           0.25
Other Expenses 1                           0.23
TOTAL ANNUAL OPERATING EXPENSES            0.85
Fee Waiver/Expense Reimbursement           0.03
NET ANNUAL OPERATING EXPENSES 2,3          0.82

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.82% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class B shares is estimated at 0.87%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class B shares           $84           $268           $468         $1,046


DWS VARIABLE SERIES I
CLASS B SHARES
                                                     DWS CAPITAL GROWTH VIP   13

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. The team is led by a lead portfolio manager who is responsible for developing the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Owen Fitzpatrick, CFA
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management and the portfolio in 2009.
   o Prior to joining Deutsche Asset Management, he was Managing Director of Deutsche Bank Private Wealth Management and served as head of U.S. Equity Strategy and manager of the U.S. large cap core, value and growth portfolios and member of the U.S. Investment Committee and head of the Equity Strategy Group.
   o Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank in 1995, he managed an equity income fund, trust and advisory relationships for Princeton Bank & Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Prior to that, he served as a portfolio manager at Manufacturer's Hanover Trust Company.
   o BA and MBA, Fordham University.

Richard Shepley
Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1998 and the portfolio in 2007.
   o Previous experience includes eight years of investment industry experience as research analyst for global beverage and media sectors at Newton Investment Management and assistant manager in corporate tax and corporate insolvency department at PriceWaterhouse, London.
   o MA, Oxford University.

Brendan O'Neill, CFA
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2000 and the portfolio in 2009.
   o Equity Research Analyst covering the financial services sector since
     2001.
   o Previously served as a member of the Large Cap Core Equity team.
   o BA, Queens College, CUNY; MS, Zicklin School of Business, Baruch College.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
14   DWS CAPITAL GROWTH VIP

ADDITIONAL PERFORMANCE INFORMATION

The table below illustrates the performance of a composite of certain private accounts ("Accounts") managed by OWEN FITZPATRICK, Lead Manager to DWS Capital Growth VIP, while employed by Deutsche Bank Private Wealth Management. For more information about Owen Fitzpatrick, please refer to the "Portfolio management" section of this prospectus. Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the portfolio. As of December 31, 2008, the total assets in the composite were $328 million.

Unlike management of the private accounts included in the composite, Owen Fitzpatrick's management of the portfolio is subject to certain regulatory restrictions (e.g., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the Accounts. In addition, the portfolio generally experiences cash flows that are different from those of the Accounts. All of these factors may adversely affect the performance of the portfolio and cause it to differ from that of the Accounts in the composite described below.

Composite results below represent the performance of the Accounts, net of the annual rate of estimated total operating expenses of portfolio's Class B shares, as of December 31, 2008. THE COMPOSITE RESULTS DO NOT REPRESENT THE PERFORMANCE OF THE PORTFOLIO AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUTURE PERFORMANCE OF THE PORTFOLIO. The composite results are not required to be, and were not calculated in accordance with SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result.


  AVERAGE ANNUAL TOTAL RETURN (%)**
      (AS OF DECEMBER 31, 2008)              1 YEAR           3 YEARS         SINCE INCEPTION*
FEE ADJUSTED, NO-LOAD
(reflects no deduction for sales
charge)                                       -33.57%           -2.51%              0.76%
RUSSELL 1000 (Reg. TM) GROWTH INDEX
(reflects no deductions for fees,
expenses or taxes)                            -38.44%           -9.11%             -3.76%
STANDARD & POOR'S 500 INDEX
(reflects no deductions for fees,
expenses or taxes)                            -37.00%           -8.36%             -2.65%

* Date of Inception is April 1, 2004 which corresponds to the date that Mr. Fitzpatrick became the sole, lead portfolio manager of the Accounts.

**   Average Annual Total Returns reflect the gross returns of the Accounts reduced by the estimated net annual operating expenses of the DWS Capital Growth VIP - Class B shares (0.82% annually). Actual fees and expenses of the Accounts may have been more or less than those of the portfolio. Returns reflect the reinvestment of dividends and distributions.

RUSSELL 1000 (Reg. TM) GROWTH INDEX is an unmanaged index that consists of those stocks in the Russell 1000 (Reg. TM) Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000 (Reg. TM) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                     DWS CAPITAL GROWTH VIP   15

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS CAPITAL GROWTH VIP - CLASS B



YEARS ENDED DECEMBER 31,                               2008          2007          2006          2005         2004
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  20.31      $  18.15       $  16.81      $  15.59    $  14.52
-------------------------------------------------   --------      --------       --------      --------    --------
Income (loss) from investment operations:
 Net investment income (loss)a                           .10        .09d           .06c             .04         .09
_________________________________________________   ________      ________       ________      ________    ________
 Net realized and unrealized gain (loss)              ( 6.81)         2.12           1.31          1.28        1.01
-------------------------------------------------   --------      --------       --------      --------    --------
 TOTAL FROM INVESTMENT OPERATIONS                     ( 6.71)         2.21           1.37          1.32        1.10
-------------------------------------------------   --------      --------       --------      --------    --------
Less distributions from:
 Net investment income                                (  .11)       (  .05)        (  .03)       (  .10)     (  .03)
_________________________________________________   ________      ________       ________      ________    ________
NET ASSET VALUE, END OF PERIOD                      $  13.49      $  20.31       $  18.15      $  16.81    $  15.59
-------------------------------------------------   --------      --------       --------      --------    --------
Total Return (%)                                      (33.20)b     12.18b        8.17b,c        8.51b          7.56
_________________________________________________   ________      ________       ________      ________    ________
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    10            19            107            73          23
_________________________________________________   ________      ________       ________      ________    ________
Ratio of expenses before expense reductions (%)          .85           .94            .91           .89         .88
_________________________________________________   ________      ________       ________      ________    ________
Ratio of expenses after expense reductions (%)           .82           .90            .86           .86         .88
_________________________________________________   ________      ________       ________      ________    ________
Ratio of net investment income (loss) (%)                .56        .48d           .36c             .24         .60
_________________________________________________   ________      ________       ________      ________    ________
Portfolio turnover rate (%)                               21            30             16            17          15
-------------------------------------------------   --------      --------       --------      --------    --------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.03% lower.

d Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 per share and 0.17% of average daily net assets, respectively.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
16   DWS CAPITAL GROWTH VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS CAPITAL GROWTH VIP - CLASS B



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE           ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND           FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES              EXPENSES
   1              5.00%                 0.82%                4.18%            $ 10,418.00           $    83.71
   2             10.25%                 0.85%                8.50%            $ 10,850.38           $    90.39
   3             15.76%                 0.85%               13.01%            $ 11,300.64           $    94.14
   4             21.55%                 0.85%               17.70%            $ 11,769.61           $    98.05
   5             27.63%                 0.85%               22.58%            $ 12,258.05           $   102.12
   6             34.01%                 0.85%               27.67%            $ 12,766.76           $   106.36
   7             40.71%                 0.85%               32.97%            $ 13,296.58           $   110.77
   8             47.75%                 0.85%               38.48%            $ 13,848.39           $   115.37
   9             55.13%                 0.85%               44.23%            $ 14,423.10           $   120.15
  10             62.89%                 0.85%               50.22%            $ 15,021.66           $   125.14
TOTAL                                                                                               $ 1,046.20


DWS VARIABLE SERIES I
CLASS B SHARES
                                                     DWS CAPITAL GROWTH VIP   17

DWS GLOBAL OPPORTUNITIES VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks above-average capital appreciation over the long term.

The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the S&P Developed SmallCap Index, formerly the S&P/Citigroup Extended Market Index - World). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the US). As of December 31, 2008, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion at the time of purchase. As part of the investment process (and low turnover strategy) the portfolio may own stocks even though they exceed the market capitalization upper range.

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which 5% of net assets may be junk bonds, i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and a higher risk of default. In addition to common stocks, the portfolio may invest in other types of equities such as preferred or convertible stocks.

In choosing securities, portfolio management uses a combination of three analytical disciplines:

BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

ANALYSIS OF GLOBAL THEMES. Portfolio management considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

Portfolio management will normally sell a stock when portfolio management believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the portfolio's exposure to a given country.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indicies, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
18   DWS GLOBAL OPPORTUNITIES VIP

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. An important factor with the portfolio is how the stock markets perform - in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Compared to large company stocks, small company stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These risk factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

o POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investments and imposed higher taxes.

o INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a company, as compared to the financial reports required in the US.

o LIQUIDITY RISK. Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US exchanges. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the portfolio's foreign investments.

o REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o CURRENCY RISK. The portfolio invests in securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gain received on these securities.

o LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the legal remedies available in the US.

o TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the portfolio. In addition, special US tax considerations may apply to the portfolio's foreign investments.

EMERGING MARKET RISK. All of the risks of investing in foreign securities are increased in connection with investments in emerging markets securities. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries with emerging economies can be dependent upon exports, are vulnerable to falling demand from developed countries, and are more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.


DWS VARIABLE SERIES I
CLASS B SHARES
                                               DWS GLOBAL OPPORTUNITIES VIP   19

Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls.

SMALL COMPANY CAPITALIZATION RISK. Small company stocks tend to experience steeper price fluctuations than the stocks of larger companies. A shortage of reliable information can also pose added risk to small company stocks. Industry-wide reversals may have a greater impact on small companies, since they lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks. Accordingly, it may be harder to find buyers for small company shares.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

o growth stocks may be out of favor for certain periods.

o a bond could fall in credit quality, go into default, or decrease in value for various reasons, including a change in prevailing interest rates; this risk is greater with junk bonds and foreign bonds.

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
20   DWS GLOBAL OPPORTUNITIES VIP

PERFORMANCE - CLASS B

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS B
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  65.63       -5.42      -24.96      -20.07     48.77      23.12      18.06      21.88      8.92       -50.16
  1999       2000        2001        2002       2003       2004       2005       2006       2007      2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 40.82%, Q4 1999              WORST QUARTER: -28.57%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -8.24%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                       1 YEAR         5 YEARS        10 YEARS
Portfolio - Class B                     -50.16          -0.78           3.00
S&P Developed SmallCap Index            -43.75          0.81            4.12

Total returns would have been lower if operating expenses hadn't been reduced.

THE S&P DEVELOPED SMALLCAP INDEX (formerly the S&P/Citigroup Extended Market Index - World) is an unmanaged index of small-capitalization stocks within 26 countries around the globe.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


DWS VARIABLE SERIES I
CLASS B SHARES
                                               DWS GLOBAL OPPORTUNITIES VIP   21

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                  CLASS B
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_________________________________________________________
Management Fee                               0.89%
Distribution/Service (12b-1) Fee             0.25
Other Expenses 1                             0.28
TOTAL ANNUAL OPERATING EXPENSES 2,3          1.42

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.35% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at ratios no higher than 1.50% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class B shares is estimated at 1.47%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class B shares          $145           $449           $776         $1,702


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
22   DWS GLOBAL OPPORTUNITIES VIP

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

Joseph Axtell, CFA
Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio in 2002.
   o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
   o Director, International Research at PCM International
     (1989-1996).
   o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
   o Analyst at Prudential-Bache Capital Funding in London
     (1987-1988).
   o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
   o B.S. Carlson School of Management, University of Minnesota.

Jeffrey Saeger, CFA
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1996 and the portfolio effective January 15, 2009.
   o Over 14 years of investment industry experience.
   o BS, State University of New York at Fredonia.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS VARIABLE SERIES I
CLASS B SHARES
                                               DWS GLOBAL OPPORTUNITIES VIP   23

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS GLOBAL OPPORTUNITIES VIP - CLASS B



YEARS ENDED DECEMBER 31,                              2008         2007           2006            2005         2004
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  18.03     $  17.93    $ 14.84           $  12.62     $  10.25
-------------------------------------------------   --------     --------    -------           --------     --------
Income (loss) from investment operations:
 Net investment income (loss)a                       .16f          .01e      (  .00)b,d             .03       (  .01)
_________________________________________________   ________     ________    _______           ________     ________
 Net realized and unrealized gain (loss)              ( 8.07)        1.61      3.24                2.24         2.38
-------------------------------------------------   --------     --------    -------           --------     --------
 TOTAL FROM INVESTMENT OPERATIONS                     ( 7.91)        1.62      3.24                2.27         2.37
-------------------------------------------------   --------     --------    -------           --------     --------
Less distributions from:
 Net investment income                                     -       (  .19)   (  .15)             (  .05)           -
_________________________________________________   ________     ________    _______           ________     ________
 Net realized gains                                   ( 2.47)      ( 1.33)       -                    -            -
_________________________________________________   ________     ________    _______           ________     ________
 TOTAL DISTRIBUTIONS                                  ( 2.47)      ( 1.52)   (  .15)             (  .05)           -
-------------------------------------------------   --------     --------    -------           --------     --------
NET ASSET VALUE, END OF PERIOD                      $   7.65     $  18.03    $ 17.93           $  14.84     $  12.62
-------------------------------------------------   --------     --------    -------           --------     --------
Total Return (%)                                      (50.16)c    8.92c       21.88c,d          18.06c       23.12c
_________________________________________________   ________     ________    _______           ________     ________
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                     5           12       37                   33           24
_________________________________________________   ________     ________    _______           ________     ________
Ratio of expenses before expense reductions (%)         1.42         1.53      1.51                1.54         1.52
_________________________________________________   ________     ________    _______           ________     ________
Ratio of expenses after expense reductions (%)          1.30         1.50      1.31                1.24         1.39
_________________________________________________   ________     ________    _______           ________     ________
Ratio of net investment income (loss) (%)            1.21f         .07e      (  .03)d               .25       (  .12)
_________________________________________________   ________     ________    _______           ________     ________
Portfolio turnover rate (%)                               21           19       28                   30           24
-------------------------------------------------   --------     --------    -------           --------     --------

a   Based on average shares outstanding during the period.

b   Amount is less than $.005.

c   Total return would have been lower had certain expenses not been reduced.

d Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.

e Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.02 per share and 0.09% of average daily net assets, respectively.

f Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.37% of average daily net assets, respectively.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
24   DWS GLOBAL OPPORTUNITIES VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS GLOBAL OPPORTUNITIES VIP - CLASS B



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 1.42%                3.58%            $ 10,358.00          $   144.54
   2             10.25%                 1.42%                7.29%            $ 10,728.82          $   149.72
   3             15.76%                 1.42%               11.13%            $ 11,112.91          $   155.08
   4             21.55%                 1.42%               15.11%            $ 11,510.75          $   160.63
   5             27.63%                 1.42%               19.23%            $ 11,922.83          $   166.38
   6             34.01%                 1.42%               23.50%            $ 12,349.67          $   172.33
   7             40.71%                 1.42%               27.92%            $ 12,791.79          $   178.50
   8             47.75%                 1.42%               32.50%            $ 13,249.74          $   184.89
   9             55.13%                 1.42%               37.24%            $ 13,724.08          $   191.51
  10             62.89%                 1.42%               42.15%            $ 14,215.40          $   198.37
TOTAL                                                                                              $ 1,701.95


DWS VARIABLE SERIES I
CLASS B SHARES
                                               DWS GLOBAL OPPORTUNITIES VIP   25

DWS INTERNATIONAL VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments (equities issued by foreign-based companies and listed on foreign exchanges).

Although the portfolio can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). The portfolio's equity investments are mainly common stocks, but may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

In choosing securities, portfolio management uses a combination of two analytical disciplines:

BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

TOP-DOWN ANALYSIS. Portfolio management considers the economic outlooks for various sectors and industries while looking for those that may benefit from changes in the overall business environment.

Portfolio management will normally sell a stock when portfolio management believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the portfolio's exposure to a given country.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.



DERIVATIVES AND OTHER INVESTMENTS

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, the portfolio may use futures, currency options and forward currency transactions.

For temporary defensive purposes, the portfolio may invest up to 100% of its assets in Canadian and US Government obligations or currencies, securities of companies incorporated in and having their principal place of business in Canada or the US or in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
26   DWS INTERNATIONAL VIP

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. As with most stock funds, an important factor with this portfolio is how stock markets perform - in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

o POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investments and imposed higher taxes.

o INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a company, as compared to the financial reports required in the US.

o LIQUIDITY RISK. Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US exchanges. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the portfolio's foreign investments.

o REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o CURRENCY RISK. The portfolio invests in securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gain received on these securities.

o LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the legal remedies available in the US.

o TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the portfolio. In addition, special US tax considerations may apply to the portfolio's foreign investments.

EMERGING MARKET RISK. All of the risks of investing in foreign securities are increased in connection with investments in emerging markets securities. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries with emerging economies can be dependent upon exports, are vulnerable to falling demand from developed countries, and are more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                      DWS INTERNATIONAL VIP   27

Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Other factors that could affect performance include:

o portfolio management could be wrong in the analysis of foreign governments, industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters.

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
28   DWS INTERNATIONAL VIP

PERFORMANCE - CLASS B

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS B
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  54.13       -21.89      -30.81      -18.62     27.52      16.24      15.71      25.44      14.25      -48.25
  1999        2000        2001        2002       2003       2004       2005       2006       2007       2008




                 FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 29.00%, Q4 1999               WORST QUARTER: -26.71%, Q3 2008
2009 TOTAL RETURN AS OF MARCH 31: -12.71%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                    1 YEAR         5 YEARS        10 YEARS
Portfolio - Class B                  -48.25          -0.05          -1.47
MSCI EAFE (Reg. TM) Index            -43.38          1.66           0.80

Total returns would have been lower if operating expenses hadn't been reduced.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND THE FAR EAST (MSCI EAFE (Reg. TM)) INDEX is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                      DWS INTERNATIONAL VIP   29

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                     CLASS B
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
____________________________________________________________
Management Fee                                  0.77%
Distribution/Service (12b-1) Fee                0.25
Other Expenses 1                                0.31
TOTAL ANNUAL OPERATING EXPENSES                 1.33
Less Fee Waiver/Expense Reimbursement           0.04
NET ANNUAL OPERATING EXPENSES 2,3               1.29

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.29% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. For more current expense information, see
    "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class B shares          $131           $417           $725         $1,598



                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
30   DWS INTERNATIONAL VIP

THE PORTFOLIO MANAGERS

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following person handles the day-to-day management of the portfolio:

Joseph Axtell, CFA
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio in 2008.
   o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
   o Director, International Research at PCM International
     (1989-1996).
   o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
   o Analyst at Prudential-Bache Capital Funding in London
     (1987-1988).
   o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
   o B.S., Carlson School of Management, University of Minnesota.

The following individual has been named consultant to the portfolios' advisor, Deutsche Investment Management Americas Inc. (the "Advisor").

Michael Sieghart, CFA
Managing Director of DWS Investment GmbH: Frankfurt and consultant to the
Advisor.
   o Joined DWS Investment GmbH: Frankfurt in 1997.
   o Senior fund manager of global and European equities: Frankfurt.
   o Master's degree in finance and economics from the University of Economics and Business Administration, Vienna.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                      DWS INTERNATIONAL VIP   31

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS INTERNATIONAL VIP - CLASS B



YEARS ENDED DECEMBER 31,                                 2008            2007          2006          2005         2004
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   14.98        $  13.38      $  10.82       $  9.48      $  8.24
-------------------------------------------------    ---------        --------      --------       -------      -------
Income (loss) from investment operations:
 Net investment income (loss)a                         .23e             .16d          .24c             .12          .06
_________________________________________________    _________        ________      ________       _______      _______
 Net realized and unrealized gain (loss)                ( 6.43)           1.73          2.50          1.35         1.27
-------------------------------------------------    ---------        --------      --------       -------      -------
 TOTAL FROM INVESTMENT OPERATIONS                       ( 6.20)           1.89          2.74          1.47         1.33
-------------------------------------------------    ---------        --------      --------       -------      -------
Less distributions from:
 Net investment income                                  (  .11)         (  .29)       (  .18)       (  .13)       ( .09)
_________________________________________________    _________        ________      ________       _______      _______
 Net realized gains                                     ( 2.15)              -             -             -            -
-------------------------------------------------    ---------        --------      --------       -------      -------
 TOTAL DISTRIBUTIONS                                    ( 2.26)         (  .29)       (  .18)       (  .13)       ( .09)
-------------------------------------------------    ---------        --------      --------       -------      -------
NET ASSET VALUE, END OF PERIOD                       $    6.52        $  14.98      $  13.38       $ 10.82      $  9.48
-------------------------------------------------    ---------        --------      --------       -------      -------
Total Return (%)                                        (48.25)b,f     14.25b        25.44b        15.71b       16.24b
_________________________________________________    _________        ________      ________       _______      _______
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                      40              12            51            40           35
_________________________________________________    _________        ________      ________       _______      _______
Ratio of expenses before expense reductions (%)           1.33            1.41          1.37          1.41         1.38
_________________________________________________    _________        ________      ________       _______      _______
Ratio of expenses after expense reductions (%)            1.28            1.39          1.36          1.37         1.35
_________________________________________________    _________        ________      ________       _______      _______
Ratio of net investment income (loss) (%)             2.42e             1.07d         1.94c           1.24          .74
_________________________________________________    _________        ________      ________       _______      _______
Portfolio turnover rate (%)                                123             108           105            59           73
-------------------------------------------------    ---------        --------      --------       -------      -------

a   Based on average shares outstanding during the period.

b   Total return would have been lower had certain expenses not been reduced.

c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.11 per share and 0.92% of average daily net assets, respectively.

d Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.33% of average daily net assets, respectively.

e Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.82% of average daily net assets, respectively.

f Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.06% lower.

                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
32   DWS INTERNATIONAL VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS INTERNATIONAL VIP - CLASS B



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 1.29%                3.71%            $ 10,371.00          $   131.39
   2             10.25%                 1.33%                7.52%            $ 10,751.62          $   140.47
   3             15.76%                 1.33%               11.46%            $ 11,146.20          $   145.62
   4             21.55%                 1.33%               15.55%            $ 11,555.27          $   150.96
   5             27.63%                 1.33%               19.79%            $ 11,979.34          $   156.51
   6             34.01%                 1.33%               24.19%            $ 12,418.99          $   162.25
   7             40.71%                 1.33%               28.75%            $ 12,874.76          $   168.20
   8             47.75%                 1.33%               33.47%            $ 13,347.27          $   174.38
   9             55.13%                 1.33%               38.37%            $ 13,837.11          $   180.78
  10             62.89%                 1.33%               43.45%            $ 14,344.93          $   187.41
TOTAL                                                                                              $ 1,597.97


DWS VARIABLE SERIES I
CLASS B SHARES
                                                      DWS INTERNATIONAL VIP   33

DWS HEALTH CARE VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the portfolio's 80% investment policy, to be considered part of the health care sector, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The portfolio will invest primarily in securities of US companies, but may invest in foreign companies as well.

In choosing stocks, portfolio management uses a combination of three analytical disciplines:

BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

TOP-DOWN ANALYSIS. Portfolio management considers the economic outlooks for various industries within the health care sector while looking for those that may benefit from changes in the overall business environment.

Portfolio management may favor securities from different industries and companies within the health care sector at different times. Portfolio management will normally sell a stock when portfolio management believes its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given health care industry.

SECURITIES LENDING. The portfolio may lend its investment securities in an amount up to 33 1-3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.



DERIVATIVES AND OTHER INVESTMENTS

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indicies, currencies or securities). Derivatives may be used for hedging and for risk management or for non-hedging purposes to seek to enhance potential gains. The portfolio may use derivatives in circumstances where portfolio management believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in very volatile market conditions.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
34   DWS HEALTH CARE VIP

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.

FOREIGN INVESTMENT RISK. To the extent the portfolio invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the portfolio's investments or prevent the portfolio from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. These risks tend to be greater in emerging markets so, to the extent the portfolio invests in emerging markets, it takes on greater risks. The currency of a country in which the portfolio has invested could decline relative to the value of the US dollar, which decreases the value of the investment to US investors. The investments of the portfolio may be subject to foreign withholding taxes.

GROWTH INVESTING RISK. Since growth stocks usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks for their potential superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

CONCENTRATION RISK. The portfolio concentrates its investments in the industries of the health care sector. As a result, factors affecting that sector, such as rapid product obsolescence and the unpredictability of winning government approvals, will have a significant impact on the portfolio's performance.

SECURITY SELECTION RISK. A risk that pervades all investing is the risk that the securities in the portfolio's portfolio may decline in value.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation and the risk that the derivative transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the portfolio. The use of derivatives by the portfolio to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                        DWS HEALTH CARE VIP   35

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to experience steeper price fluctuations than stocks of larger companies. A shortage of reliable information can also pose added risk to stocks of medium-sized companies. Industry-wide reversals may have a greater impact on medium-sized companies, since they usually lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks. Accordingly, it may be harder to find buyers for medium-sized company shares.

SMALL COMPANY CAPITALIZATION RISK. Small company stocks tend to experience steeper price fluctuations than the stocks of larger companies. A shortage of reliable information can also pose added risk to small company stocks. Industry-wide reversals may have a greater impact on small companies, since they lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks. Accordingly, it may be harder to find buyers for small company shares.

Another factor that could affect performance is:

o portfolio management could be wrong in the analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

The portfolio may make sense for investors who are comfortable with higher risks of a portfolio that focuses on an often volatile sector and are interested in gaining exposure to the health care sector.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
36   DWS HEALTH CARE VIP

PERFORMANCE - CLASS B

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class
B. Class A is offered in a different prospectus.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS B
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  -23.21      33.21       9.17      8.06      5.77     12.88    -23.50
   2002       2003       2004      2005      2006      2007     2008




                FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 14.98%, Q2 2003              WORST QUARTER: -16.55%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -6.18%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                            1 YEAR         5 YEARS        SINCE INCEPTION*
Portfolio - Class B                          -23.50          1.50               2.08
Standard & Poor's (S&P) 500 Index            -37.00          -2.19              -2.36
S&P Goldman Sachs Healthcare
Index                                        -23.59          0.77               0.45

*   Portfolio inception: May 1, 2001. Index comparisons begin April 30, 2001.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

S&P GOLDMAN SACHS HEALTHCARE INDEX is an unmanaged, market-capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                        DWS HEALTH CARE VIP   37

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                  CLASS B
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
_________________________________________________________
Management Fee                               0.67%
Distribution/Service (12b-1) Fee             0.25
Other Expenses 1                             0.35
TOTAL ANNUAL OPERATING EXPENSES 2,3          1.27

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 1.49% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Although there can be no assurance that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2009, the Advisor has committed to review the continuance of waiver/expense reimbursement arrangements by September 30, 2009.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class B shares is estimated at 1.35%.
    For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class B shares          $129           $403           $697         $1,534


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
38   DWS HEALTH CARE VIP

THE PORTFOLIO MANAGERS

The following person handles the day-to-day management of the portfolio:

Leefin Lai, CFA
Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio in 2001, previously serving as an analyst for Salomon Smith Barney and Paine Webber and as Vice President/analyst for Citigroup Global Asset Management and Scudder Kemper Investments.
   o Over 15 years of investment industry experience.
   o BS, MBA, University of Illinois.

The following person has been named consultant to the Advisor:

Thomas E. Bucher, CFA
Managing Director of Deutsche Asset Management and Consultant to the Advisor.
   o Joined Deutsche Asset Management in 1995 and became consultant to the portfolio's Advisor in 2002, previously serving as analyst for European Chemical, Oil, Steel and Engineering sectors and analyst/portfolio manager for Eastern European equity.
   o Head of global equity research team for health care sector and portfolio manager for European Equity: Frankfurt.
   o MA, University of Tuegingen, Germany.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


DWS VARIABLE SERIES I
CLASS B SHARES
                                                        DWS HEALTH CARE VIP   39

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS HEALTH CARE VIP - CLASS B



YEARS ENDED DECEMBER 31,                         2008         2007         2006         2005        2004
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  14.40      $ 13.55      $ 12.87     $  11.91    $  10.91
-------------------------------------------   --------      -------      -------     --------    --------
Income (loss) from investment operations:
 Net investment income (loss)a                  .05d         (  .03)c     (  .06)b     (  .07)     (  .08)
___________________________________________   ________      _______      _______     ________    ________
 Net realized and unrealized gain (loss)        ( 3.02)        1.75          .79         1.03        1.08
-------------------------------------------   --------      -------      -------     --------    --------
 TOTAL FROM INVESTMENT OPERATIONS               ( 2.97)        1.72          .73          .96        1.00
-------------------------------------------   --------      -------      -------     --------    --------
Less distributions from:
 Net realized gains                             ( 2.20)      (  .87)      (  .05)           -           -
___________________________________________   ________      _______      _______     ________    ________
NET ASSET VALUE, END OF PERIOD                $   9.23      $ 14.40      $ 13.55     $  12.87    $  11.91
-------------------------------------------   --------      -------      -------     --------    --------
Total Return (%)                                (23.50)       12.88      5.77b           8.06        9.17
___________________________________________   ________      _______      _______     ________    ________
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)               3            5           21           23          20
___________________________________________   ________      _______      _______     ________    ________
Ratio of expenses (%)                             1.27         1.34         1.28         1.27        1.27
___________________________________________   ________      _______      _______     ________    ________
Ratio of net investment income (loss) (%)       .43d         (  .22)c     (  .42)b     (  .57)     (  .68)
___________________________________________   ________      _______      _______     ________    ________
Portfolio turnover rate (%)                         24           37           47           43          77
-------------------------------------------   --------      -------      -------     --------    --------

a   Based on average shares outstanding during the period.

b Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.

c Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.02 per share and 0.13% of average daily net assets, respectively.

d Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 per share and 0.28% of average daily net assets, respectively.


                                                           DWS VARIABLE SERIES I
                                                                  CLASS B SHARES
40   DWS HEALTH CARE VIP

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS HEALTH CARE VIP - CLASS B



                MAXIMUM                  INITIAL HYPOTHETICAL                          ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                                OF RETURN:
                 0.00%                         $10,000                                      5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 1.27%                3.73%            $ 10,373.00          $   129.37
   2             10.25%                 1.27%                7.60%            $ 10,759.91          $   134.19
   3             15.76%                 1.27%               11.61%            $ 11,161.26          $   139.20
   4             21.55%                 1.27%               15.78%            $ 11,577.57          $   144.39
   5             27.63%                 1.27%               20.09%            $ 12,009.42          $   149.78
   6             34.01%                 1.27%               24.57%            $ 12,457.37          $   155.36
   7             40.71%                 1.27%               29.22%            $ 12,922.03          $   161.16
   8             47.75%                 1.27%               34.04%            $ 13,404.02          $   167.17
   9             55.13%                 1.27%               39.04%            $ 13,903.99          $   173.41
  10             62.89%                 1.27%               44.23%            $ 14,422.61          $   179.87
TOTAL                                                                                              $ 1,533.90


DWS VARIABLE SERIES I
CLASS B SHARES
                                                        DWS HEALTH CARE VIP   41

DWS EQUITY 500 INDEX VIP


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

The portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large US companies.

The portfolio invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its investment objective. While portfolio management gives priority to replicating the S&P 500 Index's performance, there is no assurance of achieving this objective.

The S&P 500 INDEX is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).



INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves portfolio management buying and selling securities based on research and analysis. Unlike a portfolio that is actively managed, an index portfolio tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

o indexing provides simplicity because it is a straightforward market-replicating strategy;

o index portfolios generally provide diversification by investing in a wide variety of companies and industries;

o an index portfolio's investments are generally predictable in that the portfolio's investments are expected to replicate the target index;

o index portfolios tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research. Also, index portfolios usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and

o index portfolios generally realize low capital gains as compared with actively managed portfolios.


STRATEGY

The portfolio will pursue its investment objective by investing primarily in the securities of the companies included in the S&P 500 Index, and derivative instruments such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index. Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. Portfolio management uses quantitative analysis techniques to structure the portfolio to obtain a high correlation to the S&P 500 Index, while seeking to keep the portfolio as fully invested as possible in all market environments. To attempt to replicate the risk and return characteristics of the S&P 500 Index as closely as possible, the portfolio invests in a statistically selected sample of the securities found in the S&P 500 Index, using a process known as "optimization." This process selects stocks for the portfolio so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields), closely replicate those of the securities in the S&P 500 Index. Over the long term, the portfolio seeks a correlation between the performance of the portfolio, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.



PRINCIPAL INVESTMENTS

Under normal circumstances, the portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index. The portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the S&P 500 Index as a whole. Portfolio management may exclude or remove any S&P 500 Index stock from the portfolio if portfolio management believes that the stock is illiquid or that the merit of the investment


                                                       DWS INVESTMENTS VIT FUNDS
                                                                 CLASS B2 SHARES
42   DWS EQUITY 500 INDEX VIP
has been impaired by financial conditions or other extraordinary events. At times, portfolio management may purchase a stock not included in the S&P 500 Index when it is believed to be a cost-efficient way of approximating the S&P 500 Index's performance, for example, in anticipation of a stock being added to the S&P 500 Index. The portfolio may hold assets in short-term debt securities or money market instruments for liquidity purposes.

SECURITIES LENDING. The portfolio may lend its investment securities up to 30% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board could change the portfolio's investment objective without seeking shareholder approval. In addition, the portfolio's Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy, as described herein.



INVESTMENT PROCESS

In an effort to run an efficient and effective strategy, the portfolio uses the process of "optimization," a statistical sampling technique. First, the portfolio buys the stocks that make up the larger portions of the S&P 500 Index's value in roughly the same proportion as the S&P 500 Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, portfolio management tries to replicate the industry and risk characteristics of all of the smaller companies in the S&P 500 Index without buying all of those stocks. This approach attempts to maximize the portfolio's liquidity and returns while minimizing its costs. Historically, this portfolio has had a low portfolio turnover rate. Portfolio turnover measures the frequency that the portfolio sells and replaces the value of its securities within a given period. High turnover can increase the portfolio's transaction costs, thereby lowering its returns.



INFORMATION REGARDING THE INDEX

The portfolio is not sponsored, endorsed, sold or promoted by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the portfolio or any member of the public regarding the advisability of investing in securities generally or in the portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the portfolio.

S&P has no obligation to take the needs of the portfolio or the owners of the portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the portfolio to be issued or in the determination or calculation of the equation by which shares of the portfolio are redeemable for cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the portfolio.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the portfolio, owners of the portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


DWS INVESTMENTS VIT FUNDS
CLASS B2 SHARES
                                                   DWS EQUITY 500 INDEX VIP   43

THE MAIN RISKS OF INVESTING IN THE PORTFOLIO

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

STOCK MARKET RISK. The portfolio is affected by how the stock market performs. To the extent the portfolio invests in a particular capitalization or market sector, the portfolio's performance may be proportionately affected by that segment's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, which could affect the portfolio's ability to sell them at an attractive price.

TRACKING ERROR RISK. There are several reasons that the portfolio's performance may not replicate the S&P 500 Index exactly:

o Unlike the S&P 500 Index, the portfolio incurs fees and administrative expenses and transaction costs in trading stocks.

o The composition of the S&P 500 Index and the stocks held by the portfolio may occasionally diverge.

o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the portfolio's performance to deviate from that of the "fully invested" S&P 500 Index which does not include a cash component.

INDEX FUND RISK. Because the portfolio invests at least 80% of its assets in the stocks of companies included in the S&P 500 Index and in derivative instruments that provide exposure to the stocks of companies in the S&P 500 Index, it cannot alter its investment strategy in response to fluctuations in the market segment represented by the Index.

FUTURES AND OPTIONS RISK. The portfolio may invest, to a limited extent, in securities index futures or options, which are types of derivatives. The portfolio will not use these derivatives for speculative purposes. Rather, the portfolio invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses.

PRICING RISK. At times, market conditions may make it difficult to value some investments, and the portfolio may use certain valuation methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation methodologies, it is possible that the value determined for an investment may be different than the value realized upon such investment's sale. If the portfolio has valued its securities too highly, you may pay too much for portfolio shares when you buy into the portfolio. If the portfolio has underestimated the price of its securities, you may not receive the full market value when you sell your portfolio shares.

SECURITIES LENDING RISK. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

This portfolio is designed for investors interested in capital appreciation over the long term; exposure to the US equity markets as represented by larger companies; and investment returns that track the performance of the S&P 500 Index.


                                                       DWS INVESTMENTS VIT FUNDS
                                                                 CLASS B2 SHARES
44   DWS EQUITY 500 INDEX VIP

PERFORMANCE - CLASS B2

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B2 shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and comparable index information (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the comparable index information varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

The inception date for Class B2 was September 16, 2005. In the bar chart and table, the performance figures for Class B2 before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B2. Class A is offered in a different prospectus.


ANNUAL TOTAL RETURN (%) as of 12/31 each year - CLASS B2
[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  19.94       -9.57      -12.51      -22.60     27.68      10.18       4.23     15.20      4.85       -37.36
  1999       2000        2001        2002       2003       2004       2005      2006       2007      2008




                 FOR THE PERIODS INCLUDED IN THE BAR CHART:
BEST QUARTER: 15.05%, Q2 2003               WORST QUARTER: -22.06%, Q4 2008
2009 TOTAL RETURN AS OF MARCH 31: -11.11%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2008



                                            1 YEAR         5 YEARS        10 YEARS
Portfolio - Class B2 Shares                  -37.36          -2.77          -2.03
Standard & Poor's (S&P) 500 Index            -37.00          -2.19          -1.38

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


DWS INVESTMENTS VIT FUNDS
CLASS B2 SHARES
                                                   DWS EQUITY 500 INDEX VIP   45

HOW MUCH INVESTORS PAY - CLASS B2

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy, variable annuity contract or tax-qualified plan for which the portfolio is an investment option. These charges and fees will increase expenses.



FEE TABLE                                       CLASS B2
ANNUAL OPERATING EXPENSES, deducted from portfolio assets
______________________________________________________________
Management Fee                                    0.20%
Distribution and/or Service (12b-1) Fees          0.25
Other Expenses 1                                  0.27
TOTAL ANNUAL OPERATING EXPENSES 2,3               0.72

1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

2 Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.77% for Class B2 shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Although there can be no assurance that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2009, the Advisor has committed to review the continuance of waiver/expense reimbursement arrangement by September 30, 2009.

3 Except as otherwise noted, the information in the table is based on amounts incurred during the portfolio's most recent fiscal year. It is important for investors to understand that a decline in the portfolio's average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the portfolio's expense ratios for the portfolio's current fiscal year to be higher than the expense information presented. Based on asset levels as of December 31, 2008, the gross annualized expense ratio of Class B2 shares is estimated at 0.74%. For more current expense information, see "Financial Highlights" in the portfolio's future annual or semi-annual reports.


Based on the costs above, this example helps you compare the expenses of Class
    B2 shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



EXAMPLE                 1 YEAR        3 YEARS        5 YEARS        10 YEARS
Class B2 shares           $74           $230           $401           $894

THE PORTFOLIO MANAGER

Brent Reeder is a Senior Vice President at Northern Trust Investments, NA ("NTI"). Mr. Reeder has had responsibility for the portfolio since May 2007. Mr. Reeder joined NTI in 1993. For the past seven years, he has managed quantitative equity portfolios.

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure, and information regarding other accounts managed.


                                                       DWS INVESTMENTS VIT FUNDS
                                                                 CLASS B2 SHARES
46   DWS EQUITY 500 INDEX VIP

FINANCIAL HIGHLIGHTS

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.



DWS EQUITY 500 INDEX VIP - CLASS B2



YEARS ENDED DECEMBER 31,                                   2008              2007              2006            2005A
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------              -                -
NET ASSET VALUE, BEGINNING OF PERIOD                    $  15.51          $  14.96          $  13.09          $ 12.94
-------------------------------------------------       --------          --------          --------          -------
Income (loss) from investment operations:
 Net investment income (loss)b                               .22               .21               .19              .05
_________________________________________________       ________          ________          ________          _______
 Net realized and unrealized gain (loss)                  ( 5.93)              .52              1.79              .10
-------------------------------------------------       --------          --------          --------          -------
 TOTAL FROM INVESTMENT OPERATIONS                         ( 5.71)              .73              1.98              .15
-------------------------------------------------       --------          --------          --------          -------
Less distributions from:
 Net investment income                                    (  .26)           (  .18)           (  .11)               -
_________________________________________________       ________          ________          ________          _______
NET ASSET VALUE, END OF PERIOD                          $   9.54          $  15.51          $  14.96          $ 13.09
-------------------------------------------------       --------          --------          --------          -------
Total Return (%)c                                         (37.36)             4.85             15.20             1.16**
_________________________________________________       ________          ________          ________          _______
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------       --------          -------
Net assets, end of period ($ millions)                        19                48                57               59
_________________________________________________       ________          ________          ________          _______
Ratio of expenses before expense reductions (%)              .72               .72               .67              .66*
_________________________________________________       ________          ________          ________          _______
Ratio of expenses after expense reductions (%)               .63               .65               .63              .63*
_________________________________________________       ________          ________          ________          _______
Ratio of net investment income (loss) (%)                   1.72              1.36              1.37             1.34*
_________________________________________________       ________          ________          ________          _______
Portfolio turnover rate (%)                                    6             7d                    9               15
-------------------------------------------------       --------          --------          --------          -------

a For the period September 16, 2005 (commencement of operations) to December 31, 2005.

b   Based on average shares outstanding during the period.

c   Total return would have been lower had certain expenses not been reduced.

d Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*   Annualized

**   Not annualized

DWS INVESTMENTS VIT FUNDS
CLASS B2 SHARES
                                                   DWS EQUITY 500 INDEX VIP   47

HYPOTHETICAL EXPENSE SUMMARY

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the portfolio may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.



DWS EQUITY 500 INDEX VIP - CLASS B2



                MAXIMUM                  INITIAL HYPOTHETICAL                         ASSUMED RATE
             SALES CHARGE:                   INVESTMENT:                               OF RETURN:
                 0.00%                         $10,000                                     5%
               CUMULATIVE                                CUMULATIVE           HYPOTHETICAL
             RETURN BEFORE                              RETURN AFTER        YEAR-END BALANCE          ANNUAL
                FEES AND            ANNUAL FUND           FEES AND           AFTER FEES AND          FEES AND
YEAR            EXPENSES          EXPENSE RATIOS          EXPENSES              EXPENSES             EXPENSES
   1              5.00%                 0.72%                4.28%            $ 10,428.00           $  73.54
   2             10.25%                 0.72%                8.74%            $ 10,874.32           $  76.69
   3             15.76%                 0.72%               13.40%            $ 11,339.74           $  79.97
   4             21.55%                 0.72%               18.25%            $ 11,825.08           $  83.39
   5             27.63%                 0.72%               23.31%            $ 12,331.19           $  86.96
   6             34.01%                 0.72%               28.59%            $ 12,858.97           $  90.68
   7             40.71%                 0.72%               34.09%            $ 13,409.33           $  94.57
   8             47.75%                 0.72%               39.83%            $ 13,983.25           $  98.61
   9             55.13%                 0.72%               45.82%            $ 14,581.74           $ 102.83
  10             62.89%                 0.72%               52.06%            $ 15,205.83           $ 107.24
TOTAL                                                                                               $ 894.48


                                                       DWS INVESTMENTS VIT FUNDS
                                                                 CLASS B2 SHARES
48   DWS EQUITY 500 INDEX VIP

OTHER POLICIES AND RISKS

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Each portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The Advisor, or a subadvisor, will establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio will use the higher rating. If a debt security's credit quality falls, the Advisor or subadvisor will determine whether selling it would be in a portfolio's best interests.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in each portfolio.

If you want more information on each portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that a portfolio will achieve its investment objective.

A complete list of each portfolio's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by portfolio and generally remains accessible at least until the date on which a portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. Each portfolio's Statement of Additional Information includes a description of a portfolio's policies and procedures with respect to the disclosure of a portfolio's portfolio holdings.



THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), is the investment advisor for each portfolio. Under the supervision of the Board Members, the Advisor, with headquarters at 345 Park Avenue, New York, NY 10154, or a subadvisor, makes portfolio investment decisions, buys and sells securities for each portfolio and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.


DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
CLASS B SHARES
                                                   OTHER POLICIES AND RISKS   49

The Advisor receives a management fee from each portfolio. Below are the management rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets:



PORTFOLIO NAME                              FEE PAID
DWS Growth & Income VIP                        0.33%*
DWS Capital Growth VIP                         0.36%*
DWS Global Opportunities VIP                   0.77%*
DWS International VIP                          0.73%*
DWS Health Care VIP                            0.67%
DWS Equity 500 Index VIP - Class B2            0.15%*

* Reflecting the effect of expense limitations and/or fee waivers then in effect.


A discussion regarding the basis for the Board renewal of each portfolio's investment management agreement and, as applicable, subadvisory agreement, is contained in the shareholder reports for the annual period ended December 31, 2008 (see "Shareholder reports" on the back cover).

In addition, under a separate administrative services agreement between each portfolio and Deutsche Investment Management Americas Inc., each portfolio pays the Advisor for providing most of each portfolio's administrative services.



PORTFOLIO SUBADVISORS


SUBADVISOR FOR DWS EQUITY 500 INDEX VIP

Northern Trust Investments, N.A. ("NTI"), the subadvisor for DWS Equity 500 Index VIP, is located at 50 South LaSalle Street, Chicago, IL 60603. NTI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI is a subsidiary of The Northern Trust Company ("TNTC"). TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. TNTC is the principal subsidiary of Northern Trust Corporation, a company that is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2008, NTI and its affiliates had assets under custody of $3.0 trillion, and assets under investment management of $558.8 billion.


                               DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
                                                                  CLASS B SHARES
50   THE INVESTMENT ADVISOR

--------------------------------------------------------------------------------
YOUR INVESTMENT IN THE PORTFOLIOS

The information in this section may affect anyone who selects one or more portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers one or more portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. Each portfolio assumes no responsibility for such prospectuses.


POLICIES ABOUT TRANSACTIONS

The information in this prospectus applies to Class B shares of each portfolio and for DWS Equity 500 VIP only, Class B2 shares. Each portfolio may offer two classes of shares (except DWS Equity 500 Index VIP, which offers three classes of shares). Class B and Class B2 shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of DWS Variable Series I and DWS Investments VIT Funds (which include each portfolio just described) are the participating insurance companies (the "insurance companies") that offer each portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies may pass through voting rights to the contract owners. Each portfolio does not sell shares directly to the public. Each portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to a portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike a portfolio, are not sold to insurance company separate accounts to fund investments in variable insurance contracts. In addition, the investment objective, policies and strategies of a portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than a portfolio and have different expense ratios than a portfolio. As a result, the performance of a portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders of that portfolio.

Each portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This means that when an insurance company opens an account, a portfolio will ask for its name, address and other information that will allow a portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, a portfolio might request additional information (for instance, a portfolio would ask for documents such as the insurance company's articles of incorporation) to help a portfolio verify the insurance company's identity.

Each portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

Each portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
CLASS B SHARES
                                          YOUR INVESTMENT IN THE PORTFOLIOS   51

BUYING AND SELLING SHARES

Each PORTFOLIO IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Each portfolio continuously sells shares to each insurance company separate account, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed by the insurance company. The insurance company offers contract owners units in its separate accounts which correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed by the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day each portfolio is open for business.

o Unless otherwise instructed, each portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o Each portfolio does not issue share certificates.

o Each portfolio reserves the right to reject purchases of shares for any reason.

o Each portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o Each portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o Each portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of each portfolio, they are deemed to be in each portfolio's best interests or when each portfolio is requested or compelled to do so by governmental authority or by applicable law.

o Each portfolio may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Each portfolio may pay for shares sold by "redeeming in kind," that is, by distributing to you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; each portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of each portfolio's net assets, whichever is less.

o A purchase order from an insurance company separate account may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of a portfolio.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of portfolio shares may present risks to each portfolio's long-term shareholders (as used herein, the term "shareholders" may refer to the contract owners), including potential dilution in the value of portfolio shares, interference with the efficient management of a portfolio (including losses on the sale of investments), taxable gains to remaining


                               DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
                                                                  CLASS B SHARES
52   YOUR INVESTMENT IN THE PORTFOLIOS
shareholders and increased brokerage and administrative costs. These risks may be more pronounced if a portfolio invests in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a portfolio (e.g., "time zone arbitrage"). Each portfolio has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to these policies, each portfolio reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, a portfolio may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to a portfolio. Each portfolio, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same portfolio's shares. Each portfolio may take other trading activity into account if a portfolio believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same portfolio over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same portfolio within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that portfolio. Each portfolio has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of each portfolio are not affected by the four roundtrip transaction limitation.

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to each portfolio, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by each portfolio or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances, each portfolio may rely upon the policy of the insurance company or other financial intermediary to deter short-term or excessive trading if the Advisor believes that the policy of such insurance company or other financial intermediary is reasonably designed to detect and deter transactions that are not in the best interests of each portfolio. An insurance company's or other financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than each portfolio's policies, may permit certain transactions not permitted by each portfolio's policies, or prohibit transactions not subject to each portfolio's policies.

The Advisor may also accept undertakings from an insurance company or other financial intermediary to enforce short-term or excessive trading policies on behalf of each portfolio that provide a substantially similar level of protection for each portfolio against such transactions. For example, certain insurance companies may have contractual or legal restrictions, or operational constraints, that prevent them from blocking an account. In such instances, the Advisor may permit the insurance company to use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, to the extent that each portfolio invests some portion of its assets in foreign securities, each portfolio has adopted certain fair valuation practices intended to protect each portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by each portfolio. (See "How each Portfolio Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying contract holders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. The Advisor reviews trading activity at the separate account level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the separate account level, the Advisor will contact the insurance company or other financial intermediary to request underlying shareholder level activity. Depending on the amount of portfolio shares held in such separate account (which may represent most of each portfolio's shares), short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in each portfolio. If short-term or excessive trading is identified, the Advisor will take appropriate action.


DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
CLASS B SHARES
                                          YOUR INVESTMENT IN THE PORTFOLIOS   53

Each portfolio's market timing policies and procedures may be modified or terminated at any time.


HOW TO RECEIVE ACCOUNT INFORMATION

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.


HOW TO SELECT SHARES

Shares in a portfolio are available in connection with certain variable annuity and life insurance arrangements. Each insurance company has different provisions about how and when their contract owners may select portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to a portfolio. Contract owners should contact their insurance company to effect transactions in connection with a portfolio.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each portfolio, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of portfolio shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of each portfolio, any record keeping/ sub-transfer agency/networking fees payable by each portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing a portfolio with "shelf space" or access to a third party platform or portfolio offering list or other marketing programs, including, without limitation, inclusion of the portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of each portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of each portfolio attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of each portfolio or of any particular share class of each portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of each portfolio. Additional information regarding these revenue sharing payments is included in each portfolio's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


                               DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
                                                                  CLASS B SHARES
54   YOUR INVESTMENT IN THE PORTFOLIOS

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for each portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for each portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



HOW EACH PORTFOLIO CALCULATES SHARE PRICE

To calculate net asset value per share, or NAV, each portfolio uses the following equation:



   TOTAL ASSETS - TOTAL LIABILITIES
  ---------------------------             = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares for each portfolio is the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be a portfolio's use of fair value pricing. This is intended to reduce a portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when each portfolio doesn't price the shares.



DISTRIBUTIONS

Each portfolio intends to declare and distribute dividends from their net investment income and capital gains, if any, annually. Each portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of a portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.


DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
CLASS B SHARES
                                          YOUR INVESTMENT IN THE PORTFOLIOS   55

TAXES

Each portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not subject to current federal income taxation on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1-2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements or fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account may be taxable currently for federal income tax purposes to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury regulations, insurance companies holding the separate accounts may have to report to the IRS losses above a certain amount resulting from a sale or disposition of a portfolio's shares.

The discussion above is generally based on the assumption that shares of a portfolio will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the IRS finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous federal income tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the portfolio shares will be currently taxed on portfolio distributions, and on the proceeds of any redemption of portfolio shares, under the Code.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

Each portfolio's investments in certain debt obligations may cause each portfolio to recognize taxable income in excess of the cash generated by such obligation. Thus, each portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The preceding is a brief summary of certain of the relevant federal income tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible federal, foreign, state or local taxes.



MARKETING AND DISTRIBUTION FEES

Class B and Class B2 shares are referred to collectively as "Class B shares." DWS Investments Distributors, Inc., a subsidiary of the Advisor, is each portfolio's distributor.

DWS Variable Series I and DWS Investments VIT Funds have each adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the Distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of a portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the Distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.


                               DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
                                                                  CLASS B SHARES
56   DISTRIBUTIONS

The plan provides that DWS Variable Series I and DWS Investments VIT Funds, on behalf of each applicable portfolio, will pay DWS Investments Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to each applicable portfolio's Class B shares. Under the plan, a portfolio may make quarterly payments to the Distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.


DWS VARIABLE SERIES I - DWS INVESTMENTS VIT FUNDS
CLASS B SHARES
                                                              DISTRIBUTIONS   57

--------------------------------------------------------------------------------
TO GET MORE INFORMATION


SHAREHOLDER REPORTS - These include commentary from each portfolio's management team about recent market conditions and the effects of each portfolio's strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 778-1482, or contact DWS Investments at the address listed below. Each portfolio's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.




DWS INVESTMENTS DISTRIBUTORS, INC.      SEC
222 South Riverside Plaza               100 F Street, N.E.
Chicago, IL 60606-5808                  Washington, D.C. 20549-0102
(800) 621-1148                          WWW.SEC.GOV
                                        (800) SEC-0330


SEC FILE NUMBER:
-------------------------------------
DWS Variable Series I 811-04257
DWS Investments VIT Funds 811-07507


(05/01/09) 1b-C